Filed with the Securities and Exchange Commission on March 2, 2020
REGISTRATION NO. 333-114560
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 19
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 175
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ____________ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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The Allstate Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax Number: 1-785-228-4584
Prospectus dated May 1, 2020

Allstate Life Insurance Company (“Allstate Life”) is offering the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Allstate Advisor

•	Allstate Advisor Plus

•	Allstate Advisor Preferred
The Contract is no longer being offered for sale. If you have already purchased a Contract you may continue to add to it. Each additional payment must be at least $1,000.
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds Series I & II) Fidelity® Variable Insurance Products (Service Class 2) Franklin Templeton Variable Insurance Products Trust (Class 2)	Lord Abbett Series Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Putnam Variable Trust (Class IB)
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see Investment Alternatives: The Variable Sub-Accounts section of this Prospectus for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.
Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.
One of the investment options available to you under your Contract is the Market Value Adjusted Fixed Account Option (the “Market Value Adjusted Fixed Account Option” or “MVA Account Option”). If you are interested in allocating Contract Value to the MVA Account Option, please refer to the separate prospectus for the MVA Account Option (the “MVA Account prospectus”). If you did not receive an MVA Account prospectus and wish to obtain one, please write or call us at the address or telephone number above.
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.
We (Allstate Life) have filed a Statement of Additional Information, dated May 1, 2020 , with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described – see Table of Contents. For

ASADVISOR

a free copy, please write or call us at the address or telephone number above, or go to the SEC’s website (www.sec.gov). You can find other information and documents about us at the SEC’s website.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
The Contracts are not FDIC insured.

i

Allstate Advisor Glossary

AB Factor- An element used to calculate the Accumulation Benefit that is determined by the Rider Period and Guarantee Option you selected as of the Rider Date.
Accumulation Benefit- An amount used to determine the minimum Contract Value on the Rider Maturity Date under the TrueReturn Accumulation Benefit Option, which is equal to the Benefit Base multiplied by the AB Factor.
Accumulation Phase- The period that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit- A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value- Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Allstate Life (“we”): The issuer of the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred Variable Annuities, each an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program- A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program- A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies)- The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

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Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

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Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Benefit Base- An amount used solely for the purpose of determining the accumulation or withdrawal benefit (or payments available) of an optional benefit and the Rider Fee. This amount is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value and is subsequently increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as detailed in the sections that discuss the TrueReturn Accumulation Benefit and each of the Withdrawal Benefit Options. The Benefit Base will never be less than zero.
Benefit Payment- In connection with the Withdrawal Benefit Options, the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment.
Benefit Payment Remaining- In connection with the Withdrawal Benefit Options, the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base (and for the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option, the SureIncome ROP Death Benefit) by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years.
Benefit Year- In connection with the Withdrawal Benefit Options, the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

Co-Annuitant- An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Code - The Internal Revenue Code of 1986, as amended.
Contract*- Is an agreement between you, the Contract Owner, and Allstate Life a life insurance company.
Contract Anniversary- Each twelve month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value- During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract. Your contract value includes the value of any contract amounts allocated to the MVA Account Option, which is calculated as described in the separate MVA Account prospectus.
Contract Year- The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Credit Enhancement- For Allstate Advisor Plus Contracts, an amount added to your Contract Value each time you make a purchase payment, of up to 5% of the purchase payment depending on your issue age and total purchase payments.
Dollar Cost Averaging Program- A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death- Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Earnings Protection Death Benefit Option: An optional death benefit that increases the death benefit provided by the Contract if the oldest Contract Owner or Annuitant is age 70 or younger on the Rider Application Date by the lesser of: (1) 100% (50% if the oldest Contract Owner or Annuitant is over age 70 and both the Contact Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant; and (2) 40% (25% if the oldest Contract Owner or Annuitant is over age 70 and both the Contract Owner and Annuitant are younger than 79 on the Rider Application Date) of In-Force Earnings.
Enhanced Beneficiary Protection Option: An option available that provides for an enhanced death benefit that accumulates your Contract Value on the Rider Date plus any subsequent payments, at a daily rate equivalent to 5% per year (3% in some states), adjusted for withdrawals and subject to the terms of the benefit.
Excess of Earnings Withdrawal- An amount equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Fixed Account Options – Investment options offered through our general account that credit interest at rates we guarantee. For more information concerning the MVA Account Option, please see the separate MVA Account prospectus.
Free Withdrawal Amount- An amount equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. Free withdrawals from an MVA Account Option may be subject to a Market Value Adjustment. For information concerning the MVA Account Option and Market Value Adjustments, please see the separate MVA Account prospectus .
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income Base: An amount used to determine a Retirement Guaranteed Income Benefit that equals the Contract Value on the Rider Date, adjusted for purchase payments and withdrawals, which accumulates interest on a daily basis at a rate equivalent to 5% per year (3% in some states) subject to certain conditions and as detailed in “Retirement Income Guarantee Riders.”
Income Plan- A series of payments made on a scheduled basis to you or to another person designated by you.
Income Protection Benefit Option- An option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments, that guarantees your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2.

In-Force Earnings- An amount equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-force Premium- An amount equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
Investment Alternatives- Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio; please refer to the prospectuses for the Funds.
IRA Contract- A form of the Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Issue Date- The date we issue your Contract.
Market Value Adjustment- A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. For more information concerning the MVA Account Option, please see the separate MVA Account prospectus.
Maximum Anniversary Value: An amount used to determine the Maximum Anniversary Value (MAV) Death Benefit that equals the initial purchase payment (including Credit Enhancement in the case of Allstate Advisor Plus Contracts) on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”
Maximum Anniversary Value (MAV) Death Benefit Option- An option available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date that provides the opportunity for an increased death benefit. On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value.
Payout Phase- The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date- The date we apply your money to provide income payments.
Payout Withdrawal- If you have elected Income Plan 3, your ability to terminate all or a portion of the income payments being made in exchange for their present value subject to an additional charge.
Portfolios- The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Retirement Income Guarantee Options: Two options that guarantee that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan. These riders are no longer offered.
Return of Premium (“ROP”) Death Benefit- A benefit that provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal.
Rider Anniversary- For the TrueReturn Accumulation Benefit Option, each twelve month period from the Rider Date.
Rider Application Date- The later of the date we receive the completed application or the request to add an option.
Rider Date- The date any optional benefit is made part of your Contract.
Rider Fee- An additional annual fee that you may pay if you elect certain optional benefits.
Rider Maturity Date- For the TrueReturn Accumulation Benefit Option, the date on which the benefit guarantees a minimum Contract Value, which is determined by the length of the Rider Period which you select and must occur before the latest Payout Start Date (the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary).
Rider Period- The period of time that begins on the Rider Date and ends on the Rider Maturity Date.
Rider Trade-In Option- An option that allows you to cancel your TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option and immediately add a new option, subject to certain requirements and conditions.

Right to Cancel- Your ability to cancel the Contract during the Trial Examination Period, and receive a refund (not including any Credit Enhancement).
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value. The account value of each contract amount allocated to an MVA Account Option is also included in the Settlement Value, and is calculated as described in the separate MVA Account prospectus.
Spousal Protection Benefit (Co-Annuitant) Option- An option that provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
Standard Fixed Account Option- An option that, if you have selected the Allstate Advisor Contract, allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.
SureIncome Covered Life- In connection with the SureIncome for Life Option, the oldest Contract Owner, or the oldest Annuitant if the Contract Owner is a non-living entity, on the Rider Date.
SureIncome Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome Option.
SureIncome Plus Withdrawal Benefit Option (also referred to as SureIncome Plus Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted. This option also provides an additional death benefit option.
SureIncome for Life Option Fee- The separate annual Rider Fee applicable if you elect the SureIncome for Life Option.
SureIncome for Life Withdrawal Benefit Option (also referred to as SureIncome for Life Option) - An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the option, as long as the SureIncome Covered Life is alive (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life, subject to certain restrictions. This option also provides an additional death benefit option.
SureIncome ROP Death Benefit-An option available under SureIncome for Life and SureIncome Plus that provides a death benefit equal to the Contract Value on the Rider Date and subsequently increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as described in “Death of Owner or Annuitant” in the “SureIncome Plus Withdrawal Benefit Option” section.
SureIncome Withdrawal Benefit Option (also referred to as SureIncome Option)- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.
Systematic Withdrawal Program- A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Transfer Period Account- Each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Trial Examination Period- The period during which you may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require.
TrueBalanceSM Asset Allocation Program- A program that spreads Contract Value across a range of asset classes but is no longer offered for new enrollments.
TrueReturn Accumulation Benefit Option- An option that guarantees a minimum Contract Value on the Rider Maturity Date subject to the terms of the benefit.

Valuation Date- The term used to indicate a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).
Variable Account- An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account- An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.
Withdrawal Benefit Factor- In connection with the Withdrawal Benefit Options, a factor used to determine the “Benefit Payment” and Benefit Payment Remaining, which currently equals 8%.
Withdrawal Benefit Payout Phase- In connection with the Withdrawal Benefit Options, the period of time during which the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. Once all scheduled payments have been paid, the Contract will terminate.
Withdrawal Benefit Payout Start Date- In connection with the Withdrawal Benefit Options, the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
Withdrawal Benefit Options- Collectively, the SureIncome Option, the SureIncome Plus Option and the SureIncome for Life Option.
Withdrawal Benefit Option Fee- Collectively, the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome for Life Option Fee.
* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•	The Allstate Advisor Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

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The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

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The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge Option (“Package III”) has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

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The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge Option (“Package II”) has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

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The Allstate Advisor Preferred Contract with No Withdrawal Charge Option (“Package I”) has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus. For more information concerning the MVA Account Option, please see the separate MVA Account prospectus.

•
Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

•	The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.
The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments
We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” for details.

Expenses
Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.10% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.40% of daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.40% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.50% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with No Withdrawal Charge Option) • Annual mortality and expense risk charge equal to 1.60% of daily net assets.

• No withdrawal charge.

All Contracts

• Annual administrative expense charge of 0.19% (up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

• If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%*.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

• If you select the SureIncome Option, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40%* of the Income Base in effect on a Contract Anniversary.

• We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract Anniversary.

• If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.75% during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See the Expense Table section in this Prospectus for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one).

• Not all Options are available in all states.

We may discontinue any of these options at any time prior to the time you elect to receive it.

* Different rates apply to Contract Owners who added these options prior to May 1, 2003. See the Expense Table section in this Prospectus for details.

Investment Alternatives
Each Contract offers several investment alternatives including:

• Fixed Account Options that credit interest at rates we guarantee, and

• Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Mutual Advisers, LLC

• Invesco Advisers, Inc.

• Lord, Abbett & Co. LLC

• Morgan Stanley Investment Management Inc.

• Putnam Investment Management, LLC

• Templeton Asset Management Ltd.

• Templeton Investment Counsel, LLC

*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see Investment Alternatives: The Variable Sub-Accounts section of this prospectus for more information.

Not all Fixed Account Options are available in all states or with all Contracts.

One of the Fixed Account Options available under the Contract is the MVA Account Option. For information concerning this option, please see the separate MVA Account prospectus.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services
For your convenience, we offer these special services:

• Automatic Portfolio Rebalancing Program

• Automatic Additions Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

• life income with guaranteed number of payments

• joint and survivor life income with guaranteed number of payments

• guaranteed number of payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits
If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

• Enhanced Beneficiary Protection (Annual Increase) Option; and

• Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. A withdrawal charge and a Market Value Adjustment may also apply. For more information concerning the MVA Account Option and Market Value Adjustments, please see the separate MVA Account prospectus.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) – see the Income Payments section in this Prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The time line below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contracts work.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) *

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***
* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
** Waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	1.10%	0.19%	1.29%
Allstate Advisor Plus	1.40%	0.19%	1.59%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	1.40%	0.19%	1.59%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	1.50%	0.19%	1.69%
Allstate Advisor Preferred (No Withdrawal Charge Option)	1.60%	0.19%	1.79%
* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	0.20%* (up to 0.30% for Options added in the future)
Enhanced Beneficiary Protection (Annual Increase) Option	0.30%*
Earnings Protection Death Benefit Option (issue age 0-70)	0.25% (up to 0.35% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 71-79)	0.40% (up to 0.50% for Options added in the future)
* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.
If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, and Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	2.00%	0.19%	2.19%
Allstate Advisor Plus	2.30%	0.19%	2.49%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	2.30%	0.19%	2.49%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	2.40%	0.19%	2.59%
Allstate Advisor Preferred (No Withdrawal Charge Option)	2.50%	0.19%	2.69%
* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TrueReturnSM Accumulation Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*
* Up to 1.25% for Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.
SureIncome Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%*
* Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.
SureIncome Plus Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.
SureIncome For Life Withdrawal Benefit Option Fee
(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*
* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.
Retirement Income Guarantee Option Fee*
If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Options” for details.
* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.
Spousal Protection Benefit (Co-Annuitant) Option Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee
(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*
* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.
If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.
Income Protection Benefit Option
The Contracts are also available with the Income Protection Benefit Option. See “Income Payments – Income Protection Benefit Option,” below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See “Expenses – Mortality and Expense Risk Charge,” below, for details.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.
PORTFOLIO ANNUAL EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.35%	1.77%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2019 (except as otherwise noted).
EXPENSE EXAMPLE
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.
The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Fund Operating Expenses as listed in the Expense Table, and these remain the same each year.*

•	elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•	elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•	elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•	elected the SureIncome Plus Withdrawal Benefit Option. **
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
**    Note: The combination of optional benefits represents the maximum optional benefit charge.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	ALLSTATE ADVISOR
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,293	$2,365	$3,319	$5,724
If you annuitize your annuity at the end of the applicable time period: [1]	$593	$1,765	$2,919	$5,724
If you do not surrender your annuity:	$593	$1,765	$2,919	$5,724

	ALLSTATE ADVISOR PLUS
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,473	$2,700	$3,703	$5,948
If you annuitize your annuity at the end of the applicable time period: [1]	$623	$1,850	$3,053	$5,948
If you do not surrender your annuity:	$623	$1,850	$3,053	$5,948

	ALLSTATE ADVISOR PREFERRED (with 5-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,323	$2,350	$3,353	$5,948
If you annuitize your annuity at the end of the applicable time period: [1]	$623	$1,850	$3,053	$5,948
If you do not surrender your annuity:	$623	$1,850	$3,053	$5,948

	ALLSTATE ADVISOR PREFERRED (with 3-year Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,333	$2,379	$3,097	$6,021
If you annuitize your annuity at the end of the applicable time period: [1]	$633	$1,879	$3,097	$6,021
If you do not surrender your annuity:	$633	$1,879	$3,097	$6,021

	ALLSTATE ADVISOR PREFERRED (with No Withdrawal Charge Option)
	Assuming Maximum Total Annual Fund Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$643	$1,907	$3,141	$6,093
If you annuitize your annuity at the end of the applicable time period: [1]	$643	$1,907	$3,141	$6,093
If you do not surrender your annuity:	$643	$1,907	$3,141	$6,093
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

The Contracts

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).
The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.
If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.
If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.
If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Spousal Protection Benefit (Co-Annuitant) Option
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.
Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•	the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

•	the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•	the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•	the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

•	the Annuitant must be age 90 or younger on the Rider Application Date; and

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date.
Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.
Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit the initial purchase payment that accompanies your completed application to your Contract within two business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within five business days. If you do so, we will credit your initial purchase payment to your Contract within that five business day period. If you do not, we will return your purchase payment at the end of the five business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$500,000
1.00% of the purchase payment	$1,000,000
If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Allstate Advisor Plus Contract may not be available in all states.
We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor Sub-account performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.
TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.
For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.
We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market – Class IB Sub-Account during the Trial Examination Period.
For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.
State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.
Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract , including the MVA Account Option described in the separate MVA Account prospectus.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.
TRUERETURNSM ACCUMULATION BENEFIT OPTION
We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.
The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.
The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Government Money Market – Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

Benefit Base
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•
The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	= the withdrawal amount;

(b)	= the Contract Value immediately prior to the withdrawal; and

(c)	= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2)
to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity® VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment , as described in the separate MVA Account prospectus. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Model Portfolio Option 1
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
0% Category D
Category A
Putnam VT Government Money Market Fund – Class IB Sub-Account
Category B

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II(13)
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II(14)
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate, Class II Sub-Account(9)
Category C
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio– Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account(11)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(5)(15)
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II(6)(16)
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II(7)(17)
Invesco Oppenheimer V.I. Main Street Fund® – Series II(18)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II(19)
Putnam VT Equity Income Fund – Class IB
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account
Putnam VT Research Fund – Class IB Sub-Account(2)
Putnam VT George Putnam Balanced Fund – Class IB
Putnam VT Global Equity Fund – Class IB Sub-Account(2)(21)
Putnam VT Growth Opportunities Fund - Class IB(10)
Invesco V.I. Equity and Income Portfolio – Series II Sub-Account
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account(12)
Morgan Stanley VIF Global Franchise - Class II Sub-Account
Invesco V.I. American Value Fund - Series I Sub-Account(3)
Invesco V.I. American Value Fund – Series II Sub-Account(3)
Invesco V. I. Comstock Fund – Series II Sub-Account
Invesco V. I. American Franchise Fund – Series II Sub-Account
Invesco V. I. Growth and Income Fund – Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Growth Opportunities Portfolio– Service Class 2 Sub-Account(8)
Invesco Oppenheimer V.I. Global Fund – Series II(20)
Putnam VT Global Health Care Fund – Class IB Sub-Account(2)
Putnam VT Sustainable Leaders Fund - Class IB Sub-Account(2)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account(3)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account(3)
Invesco V. I. Mid Cap Growth Fund – Series II Sub-Account(4)
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(3)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

(5)
Effective as of August 30, 2010, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

(6)
Effective as of November 19, 2010, the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts. *

(7)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(8)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(9)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(10)	Effective November 18, 2016, the Putnam VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.

(11)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(12)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(13)	Effective May 24, 2019, the Oppenheimer Total Return Bond Fund/VA - Service sub-account was reorganized into the Invesco Oppenheimer V.I. Total Return Bond Fund – Series II sub-account.

(14)	Effective May 24, 2019, the Oppenheimer Global Strategic Income Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(16)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(17)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(18)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(19)	Effective May 24, 2019, the Oppenheimer Main Street Small Cap Fund – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II sub-account.

(20)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.

(21)
Effective at the close of business June 12, 2019, the Putnam VT Global Utilities Fund - Class IB was closed for new purchase payment allocations to all Contract owners. Effective June 17, 2019, the Putnam VT Global Utilities Fund - Class IB was merged into the Putnam VT Global Equity Fund - Class IB. If your contract had value allocated to the Putnam VT Global Utilities Fund - Class IB as of the merger and you were participating in a Model Portfolio, the Putnam VT Global Equity Fund - Class IB is now part of that Model Portfolio for your contract. Effective June 19, 2019, the Putnam VT Global Equity Fund – Class IB Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Model Portfolio Option 2
The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.
Model Portfolio Option 2 (Rider Date prior to October 1, 2004)
If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2
(Rider Date Prior to October 1, 2004)
10% Category A
20% Category B
50% Category C
20% Category D
Category A
Putnam VT Government Money Market Fund – Class IB Sub-Account
Category B
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II(13)
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II(14)
Putnam VT High Yield – Class IB Sub-Account
Putnam VT Income – Class IB Sub-Account

Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Sub-Account
Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account(9)
Category C
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account (1)
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account(10)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts(1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II(6)(15)
Invesco Oppenheimer V.I. Main Street Fund® – Series II(16)
Putnam VT Equity Income Fund– Class IB
Putnam VT Global Asset Allocation Fund– Class IB Sub-Account
Putnam VT Research Fund – Class IB Sub-Account(2)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Global Equity Fund – Class IB Sub-Account(2)(21)
Invesco V.I. Equity and Income – Series II Sub-Account
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account(12)
Invesco V.I. American Value Fund – Series I Sub-Account(3)
Invesco V.I. American Value Fund – Series II Sub-Account(3)
Invesco V.I. Comstock Fund – Series II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Category D
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account(8)
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(5)(17)
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II(7)(18)
Invesco Oppenheimer V.I. Global Fund – Series II(19)
Putnam VT Global Health Care – Class IB Sub-Account(2)
Putnam VT International Equity – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account
Putnam VT Sustainable Leaders Fund - Class IB Sub-Account(2)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account(3)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account(3)
Morgan Stanley VIF Global Franchise Portfolio - Class II Sub-Account
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II(10)(20)
Invesco V. I. American Franchise, Class II Sub-Account
Invesco V. I. Mid Cap Growth, Class II Sub-Account(4)
The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account, Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account, Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account and Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account. Instead, the Fidelity® VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements Above).

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(3)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

(5)
Effective as of August 30, 2010, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

(6)
Effective as of November 19, 2010, the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts. *

(7)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(8)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(9)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date were not permitted to invest in the Variable Sub-Account.

(10)
Effective as of April 26, 2017, the VIF Small Company Growth Portfolio, Class II was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the VIF Small Company Growth Portfolio, Class II was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II shares. If you were not in a Model Portfolio, your contract value was transferred to the Putnam VT Government Money Market Fund – Class IB. For a period of 60 days after the liquidation date, any Contract Value that was transferred to the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II Shares (if you are in a Model Portfolio Option) or the Putnam VT Government Money Market Fund – Class IB (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(11)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(12)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(13)	Effective May 24, 2019, the Oppenheimer Total Return Bond Fund/VA - Service sub-account was reorganized into the Invesco Oppenheimer V.I. Total Return Bond Fund – Series II sub-account.

(14)	Effective May 24, 2019, the Oppenheimer Global Strategic Income Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(16)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(17)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(18)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(19)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.

(20)	Effective May 24, 2019, the Oppenheimer Main Street Small Cap Fund – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II sub-account.

(21)
Effective at the close of business June 12, 2019, the Putnam VT Global Utilities Fund - Class IB was closed for new purchase payment allocations to all Contract owners. Effective June 17, 2019, the Putnam VT Global Utilities Fund - Class IB was merged into the Putnam VT Global Equity Fund - Class IB. If your contract had value allocated to the Putnam VT Global Utilities Fund - Class IB as of the merger and you were participating in a Model Portfolio, the Putnam VT Global Equity Fund - Class IB is now part of that Model Portfolio for your contract. Effective June 19, 2019, the Putnam VT Global Equity Fund – Class IB Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004):

Model Portfolio Option 2
(Rider Date on or after October 1, 2004)
Available
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 Portfolio SM– Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account(8)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(4)(10)
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II(5)(11)
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II(12)
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II(6)(13)

Invesco Oppenheimer V.I. Main Street Fund® – Series II(14)
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II(15)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account
Putnam VT Government Money Market Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account(9)
Morgan Stanley VIF Emerging Markets Debt Portfolio – Class II Sub-Account
Morgan Stanley VIF Global Franchise Fund – Class II Sub-Account
Invesco V.I. American Value Fund, Series I Sub-Account(2)
Invesco V.I. American Value, Series II Sub-Account(2)
Morgan Stanley VIF U.S. Real Estate - Class II Sub-Account(7)
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Comstock Fund – Class II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Excluded
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
Invesco Oppenheimer V.I. Global Fund – Series II(16)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account (2)
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account (2)
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account (3)

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract. *

(2)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

(4)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account.

(5)
Effective as of November 19, 2010, the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in these Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in these Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts. *

(6)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(7)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(8)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(10)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(11)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(12)	Effective May 24, 2019, the Oppenheimer Total Return Bond Fund/VA - Service sub-account was reorganized into the Invesco Oppenheimer V.I. Total Return Bond Fund – Series II sub-account.

(13)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(14)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Global Strategic Income Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II sub-account.

(16)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.
* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits section of this Prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.
We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•
The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity® VIP Freedom Funds Model Portfolio Options.
If you choose one of the Fidelity® VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity® VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity® VIP Freedom Sub-Account associated with the Fidelity® VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity® VIP Freedom Sub-Account associated with each Fidelity® VIP Freedom Funds Model Portfolio Option:

Fidelity® VIP Freedom Funds Model Portfolio Options	Fidelity® VIP Freedom PortfolioSM Sub-Account
Fidelity® VIP Freedom Income Fund Model Portfolio Option	Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 Fund Model Portfolio Option	Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 Fund Model Portfolio Option	Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.
WITHDRAWAL BENEFIT OPTIONS
“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.
Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.
SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee.
The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.
No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.
This Rider Trade-in Option is available provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•
The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

•
The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your sales representative before trading in your SureIncome Option.
Death of Owner or Annuitant
If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
The SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.
The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section of this Prospectus.
For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.
The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.
We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.
If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.
The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.
Refer to the Death Benefits section in this Prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome Plus Option
The SureIncome Plus Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•	On the date we receive a Complete Request for Settlement of the Death Proceeds.
SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.
The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section in this Prospectus.
For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.

The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.
The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.
We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.
Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.
We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%
The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.
The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.
On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.
After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.
After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•	If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.
If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.
The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.
On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.
For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.
The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.
Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.
If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.
If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.
Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.
Investment Requirements
If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.
Death of Owner or Annuitant
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•
If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.
As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.
For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.
Refer to the Death Benefits section in this prospectus for more details on the SureIncome ROP Death Benefit.
Termination of the SureIncome For Life Option
The SureIncome For Life Option will terminate on the earliest of the following to occur:

•	The Benefit Payment is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•
On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•	On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.
INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available as described below;

2)	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.
On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus . You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.
Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM– Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP ContrafundSM Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account(9)
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)
FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II(4)(11)
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II(5)(12)
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II(13)
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II(6)(14)
Invesco Oppenheimer V.I. Main Street Fund® – Series II(15)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II(16)
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II(17)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund– Class IB Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account
Putnam VT Government Money Market Fund – Class IB Sub-Account
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Growth Opportunities Fund - Class IB Sub-Account(8)
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account(10)
Morgan Stanley VIF Emerging Markets Debt Portfolio – Class II Sub-Account
Morgan Stanley VIF Global Franchise Portfolio – Class II Sub-Account
Invesco V.I. American Value Fund - Series I Sub-Account(2)
Invesco V.I. American Value Fund - Series II Sub-Account(2)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account(7)
Invesco V.I. American Franchise – Series II Sub-Account
Invesco V.I. Comstock Fund– Series II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Excluded
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
Invesco Oppenheimer V.I. Global Fund – Series II(18)
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account
Invesco V. I. Mid Cap Growth Fund– Series II Sub-Account(3)

(1)
The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract. *

(2)
The Invesco V.I. American Value – Series II Sub-Account is offered with Contracts issued on or after May 1, 2004. Generally, Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed. *

(4)
Effective as of August 30, 2010, the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

(5)
Effective as of November 19, 2010, the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.*

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts. *

(6)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-

Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account. *

(7)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(8)	Effective November 18, 2016, the Putnam VT Voyager was merged into the Putnam VT Growth Opportunities Fund - Class IB.

(9)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(10)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(11)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(12)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(13)	Effective May 24, 2019, the Oppenheimer Total Return Bond Fund/VA - Service sub-account was reorganized into the Invesco Oppenheimer V.I. Total Return Bond Fund – Series II sub-account.

(14)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(16)	Effective May 24, 2019, the Oppenheimer Main Street Small Cap Fund – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II sub-account.

(17)	Effective May 24, 2019, the Oppenheimer Global Strategic Income Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II sub-account.

(18)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.
TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.
* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the footnotes below the following table for more information.

Portfolio:	Investment Objective:	Investment Adviser:
Fidelity® Variable Insurance Products
Fidelity® VIP ContrafundSM Portfolio – Service Class 2	The fund seeks long-term capital appreciation.	Fidelity® Management & Research Company (FMR)
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2(8)	The fund seeks to provide capital growth.
Fidelity® VIP Index 500 Portfolio – Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Mid Cap Portfolio – Service Class 2	The fund seeks long-term growth of capital.
Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	FMR Co., Inc. (FMRC)
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom Income PortfolioSM – Service Class 2	The fund seeks high total return with a secondary objective of principal preservation.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Growth and Income VIP Fund – Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks.
Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
FTVIP Franklin Large Cap Growth VIP Fund – Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2(1)	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.
FTVIP Templeton Global Bond VIP Fund – Class 2(1)
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

FTVIP Mutual Global Discovery VIP Fund – Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2(12)
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
FTVIP Templeton Developing Markets VIP Fund – Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Lord Abbett Series Fund, Inc.

Portfolio:	Investment Objective:	Investment Adviser:
Lord Abbett Series Fund Inc. – Bond-Debenture Portfolio	The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Inc. – Fundamental Equity Portfolio	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund Inc. – Growth and Income Portfolio	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund Inc. – Growth Opportunities Portfolio	The Fund's investment objective is capital appreciation.
Lord Abbett Series Fund Inc. – Mid Cap Stock Portfolio	The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Putnam Variable Trust
Putnam VT Equity Income Fund – Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT George Putnam Balanced Fund – Class IB	Seeks a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Seeks long-term return consistent with preservation of capital.
Putnam VT Global Health Care Fund – Class IB(2)	Seeks capital appreciation.
Putnam VT Global Equity Fund – Class IB(2)(22)	Seeks capital growth and current income.
Putnam VT Government Money Market Fund – Class IB)(10)	Seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Growth Opportunities Fund - Class IB(11)	Seeks capital appreciation.
Putnam VT High Yield Fund – Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Multi-Cap Core Fund – Class IB	Seeks capital appreciation.
Putnam VT Research Fund – Class IB(2)	Seeks capital appreciation.
Putnam VT Sustainable Leaders Fund - Class IB(2)	Seeks long-term capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Discovery Portfolio – Class II (formerly Morgan Stanley VIF Mid Cap Growth Portfolio – Class II)(13)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Global Franchise Portfolio – Class II	The Fund seeks long-term capital appreciation.
Morgan Stanley VIF Growth Portfolio – Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Growth Portfolio – Class II	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Emerging Markets Debt Portfolio – Class II
The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (formerly Oppenheimer Variable Account Funds)

Portfolio:	Investment Objective:	Investment Adviser:
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II (formerly Oppenheimer Capital Appreciation Fund/VA – Service)(7)(14)	The Fund seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II (formerly Oppenheimer Conservative Balanced Fund/VA – Service)(6)(15)	The Fund seeks total return.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II (formerly Oppenheimer Discovery Mid Cap Growth Fund/VA – Service)(5)(16)	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Fund – Series II (formerly Oppenheimer Global Fund/VA – Service)(17)	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II (formerly Oppenheimer Global Strategic Income Fund/VA – Service)(18)	The Fund seeks total return.
Invesco Oppenheimer V.I. Main Street Fund® – Series II (formerly Oppenheimer Main Street Fund®/VA – Service)(19)	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II (formerly Oppenheimer Main Street Small Cap Fund- Service)(10)(20)	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II (formerly Oppenheimer Total Return Bond Fund/VA - Service)(21)	The Fund seeks total return.
Invesco V.I. American Value Fund – Series I(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. American Value Fund – Series II(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
Invesco V.I. Comstock Fund – Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks
Invesco V.I. Equity and Income Portfolio – Series II	Both capital appreciation and current income
Invesco V.I. Growth and Income Fund – Series II	Seek long-term growth of capital and income
Invesco V.I. Mid Cap Growth Fund – Series II(3)	To seek capital growth

(1)
Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)
Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account and the Putnam VT Global Utilities – Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio – Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)
The Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund – Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the VIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund – Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund – Series II.

(5)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account

(6)
Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(7)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(8)	On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock – Service Class 2.

(9)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(10)
Effective May 1, 2017, the VIF Small Company Growth Portfolio - Class II sub-account was liquidated. For contract owners who had selected a Model Portfolio whose contract value had not been transferred out, a transfer was made to the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II. For contract owners who had not selected a Model Portfolio whose contract value had not been transferred out, a transfer was made to the Putnam VT Government Money Market Fund - Class IB.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II Shares (if you are in a Model Portfolio Option) or the Putnam VT Government Money Market Fund - Class IB (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.

(11)	Effective as of November 18, 2016, the Putnam VT Voyager Fund – Class IB sub-account merged into the Putnam VT Growth Opportunities Fund - Class IB.

(12)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(13)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(14)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(16)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(17)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.

(18)	Effective May 24, 2019, the Oppenheimer Global Strategic Income Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II sub-account.

(19)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(20)	Effective May 24, 2019, the Oppenheimer Main Street Small Cap Fund – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II sub-account.

(21)	Effective May 24, 2019, the Oppenheimer Total Return Bond Fund/VA - Service sub-account was reorganized into the Invesco Oppenheimer V.I. Total Return Bond Fund – Series II sub-account.

(22)
Effective at the close of business June 12, 2019, the Putnam VT Global Utilities Fund - Class IB was closed for new purchase payment allocations to all Contract owners. Effective June 17, 2019, the Putnam VT Global Utilities Fund - Class IB was merged into the Putnam VT Global Equity Fund - Class IB. Effective June 19, 2019, the Putnam VT Global Equity Fund – Class IB Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.
TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).
The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your financial advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.
If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:
For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.
If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program. See the "Investment Alternatives: Transfers - Dollar Cost Averaging" section.

This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.
Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Government Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging. See the "Investment Alternatives: Transfers- Dollar Cost Averaging Program" section.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.
You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•
transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.
The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.
MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
The MVA Account Option and Market Value Adjustments are described in the separate MVA Account prospectus. For a copy of the MVA Account prospectus, please contact us at the address and phone number given on the first page of this prospectus.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under

“Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income – Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA – Service Class Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income – Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income – Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA – Service Class Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.
The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•	for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•	for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Advisor	1.10%
Allstate Advisor Plus	1.40%
Allstate Advisor Preferred (5-year withdrawal charge option)	1.40%
Allstate Advisor Preferred (3-year withdrawal charge option)	1.50%
Allstate Advisor Preferred (No withdrawal charge option)	1.60%
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•
MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•
Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•	0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

•	0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•
Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE
We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.
RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” for details.
We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.
WITHDRAWAL BENEFIT OPTION FEE
We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.
The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.
We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.
For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.
If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears in the "Expense Table" section. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.
Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. For more information on market value adjustments, please see the separate MVA Account prospectus.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)	Purchase payments that no longer are subject to withdrawal charges;

2)	Free Withdrawal Amount (if available);

3)	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)	Any earnings not previously withdrawn.
However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.
If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.
For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)	Earnings not previously withdrawn;

2)	Purchase payments that are no longer subject to withdrawal charges;

3)	Free Withdrawal Amount in excess of earnings;

4)	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus , or applicable taxes.

All Contracts
We do not apply a withdrawal charge in the following situations:

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.
you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.	a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.
Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.
“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus .
These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment, as described in the separate MVA Account prospectus , may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see the Expense Table - Portfolio Annual Expenses section.
Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , less any applicable withdrawal charges, income tax withholding, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the Investment Alternatives: The Fixed Account Options - Standard Fixed Account Option section.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract

Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.
Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment, as described in the separate MVA Account prospectus , and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax.
The seven Income Plans are:
Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.
Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals under this option. Please see “Payout Withdrawals” section for more information.
Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.
Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.
Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None
Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.
We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•
terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.
We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option to more than one Income Plan.

•	The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.
In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.
To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.
In the following three tables, we list our current Income Protection Diversification Requirement:

Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Fidelity® VIP Freedom Income PortfolioSM – Service Class 2 Sub-Account
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Fund – Series II Sub-Account
Invesco Oppenheimer V.I. Global Strategic Income Fund – Series II Sub-Account
Putnam VT Income Fund – Class IB Sub-Account
Putnam VT Government Money Market Fund – Class IB Sub-Account

Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Freedom 2030 PortfolioSM – Service Class 2 Sub-Account

Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Mid Cap Portfolio – Service Class 2 Sub-Account
FTVIP Franklin Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account
FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account
FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account
FTVIP Mutual Shares VIP Fund – Class 2 Sub-Account(8)
FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account
Lord Abbett Series, Inc. – Fundamental Equity Portfolio Sub-Account
Lord Abbett Series, Inc. – Bond-Debenture Portfolio Sub-Account
Lord Abbett Series, Inc. – Growth and Income Portfolio Sub-Account
Lord Abbett Series, Inc. – Growth Opportunities Portfolio Sub-Account
Lord Abbett Series, Inc. – Mid Cap Stock Portfolio Sub-Account
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II(5)(10)
Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II Sub-Account(6)(11)
Invesco Oppenheimer V.I. Global Fund – Series II Sub-Account(12)
Invesco Oppenheimer V.I. Main Street Fund® – Series II Sub-Account(13)
Putnam VT Equity Income Fund – Class IB Sub-Account
Putnam VT Global Asset Allocation Fund – Class IB Sub-Account
Putnam VT High Yield Fund – Class IB Sub-Account
Putnam VT International Equity Fund – Class IB Sub-Account
Putnam VT Multi-Cap Core Fund – Class IB Sub-Account
Putnam VT Research Fund – Class IB Sub-Account(3)
Putnam VT George Putnam Balanced Fund – Class IB Sub-Account
Putnam VT Global Equity Fund – Class IB Sub-Account(3)(16)
Putnam VT Growth Opportunities Fund Sub-Account
Invesco V.I. Comstock Fund – Series II, Class II Sub-Account
Invesco V.I. Growth and Income Fund – Series II Sub-Account
Invesco V.I. Equity and Income Fund – Series II Sub-Account
Morgan Stanley VIF Growth Portfolio - Class I Sub-Account(1)
Morgan Stanley VIF Global Franchise Portfolio - Class I Sub-Account
Invesco V.I. American Value – Series II Sub-Account (Class I & II)(1)
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II Sub-Account(7)

Excluded Variable Sub-Accounts. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 Sub-Account
FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account(4)(14)
Putnam VT Global Health Care Fund – Class IB Sub-Account(3)
Putnam VT Sustainable Leaders Fund - Class IB(3)
Morgan Stanley VIF Discovery Portfolio – Class II Sub-Account(9)
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class 2 Sub-Account
Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II Sub-Account(15)
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account(2)

(1)
The VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the VIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in VIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(2)
Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Fund – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)
Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account, and the Putnam VT Global Utilities – Class IB Sub-Account closed to new investments.*

(4)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Sub-Account

(5)	Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:
Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the
Variable Sub-Accounts. *

(6)
Effective as of January 31, 2014, the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.*

(7)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.*

(8)
Effective close of business on August 24, 2018, the FTVIP Mutual Shares VIP Fund - Class 2 Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9)	Effective April 30, 2019, the Morgan Stanley VIF Mid Cap Growth Portfolio – Class II sub-account changed its name to the Morgan Stanley VIF Discovery Portfolio – Class II.

(10)	Effective May 24, 2019, the Oppenheimer Conservative Balanced Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Conservative Balanced Fund – Series II sub-account.

(11)	Effective May 24, 2019, the Oppenheimer Capital Appreciation Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Capital Appreciation Fund – Series II sub-account.

(12)	Effective May 24, 2019, the Oppenheimer Global Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Global Fund – Series II sub-account.

(13)	Effective May 24, 2019, the Oppenheimer Main Street Fund®/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Fund® – Series II sub-account.

(14)	Effective May 24, 2019, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II sub-account.

(15)	Effective May 24, 2019, the Oppenheimer Main Street Small Cap Fund – Service sub-account was reorganized into the Invesco Oppenheimer V.I. Main Street Small Cap Fund® – Series II sub-account.

(16)
Effective at the close of business June 12, 2019, the Putnam VT Global Utilities Fund - Class IB was closed for new purchase payment allocations to all Contract owners. Effective June 17, 2019, the Putnam VT Global Utilities Fund - Class IB was merged into the Putnam VT Global Equity Fund - Class IB. If your contract had value allocated to the Putnam VT Global Utilities Fund - Class IB as of the merger and you were participating in a Model Portfolio, the Putnam VT Global Equity Fund - Class IB is now part of that Model Portfolio for your contract. Effective June 19, 2019, the Putnam VT Global Equity Fund – Class IB Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date.

*As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.
You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.
The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.
We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.
Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus ;

•	deducting any applicable taxes; and

•
applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).
We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.
You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•	The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

•	The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•	You must select Fixed Amount Income Payments only.

•	You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

•	120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

•	60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.
If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.
On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

•	The Guaranteed Retirement Income Benefit; or

•
For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus , less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.
The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	The date the Contract is terminated;

•
If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•	The Payout Start Date; or

•
For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.
Calculation of Income Base.
On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.
The RIG 1 Income Base will not exceed a Cap equal to:

•	200% of the Contract Value as of the Rider Date; plus

•
200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

•	RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.
RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•
In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•
In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.
See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.
The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”
“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.
On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

•
Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

•
On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.
Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.
“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•
If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Enhanced Beneficiary Protection (Annual Increase) Option

•	Earnings Protection Death Benefit Option
The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).
The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected);

•	The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•	The SureIncome ROP Death Benefit. *
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.
* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.
The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.
The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see the Death Benefits - Death Proceeds section), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

•
Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

•
On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

•	The date we next determine the Death Proceeds.
Enhanced Beneficiary Protection (Annual Increase) Option.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b)	the date we determine the Death Proceeds.
After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.
The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•
200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

•	The date we next determine the Death Proceeds.
Earnings Protection Death Benefit Option.
The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

•	0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.
We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.
If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	40% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•
50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	25% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section described and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•
The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•
The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

•	The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.
If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.
ALL OPTIONS.
We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•
if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•
if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•
on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•	the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.
DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner. The death settlement options we currently offer are:
Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus . The New Contract Owner may exercise all rights set forth in the Transfers provision.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.
Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus , and a 10% additional tax if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.
In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.
We reserve the right to offer additional death settlement options.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•
The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories
Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.
Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.
The death settlement options we currently offer are:
Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.
Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the Contract Owner provides other allocation instructions.
The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value

Adjustments, as described in the separate MVA Account prospectus . The Contract Owner may exercise all rights set forth in the Transfers provision.
Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.
We reserve the right to offer additional death settlement options.
Qualified Contracts
The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract. See “Taxes” for the death benefit rules applicable to Qualified Plans.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•
On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.
The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•
for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to January 1, 2005, the Owner may terminate this option at any time by written notice in a form satisfactory to us.
Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

•	The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•	The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•	The Annuitant must be age 90 or younger on the CSP Application Date.

•	The Co-Annuitant must be age 79 or younger on the CSP Application Date.

•
On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•	We have made no payments under any Income Plan.

•
There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•	The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•	The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•	The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.
For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.
The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•	On the date CSP is terminated as described above; or

•	Upon the death of the Annuitant; or

•	Upon the death of the Co-Annuitant; or

•	On the date the Contract is terminated; or

•	On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.
Death of Co-Annuitant.    This section applies if:

•	The CSP Conditions are met.

•	The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	We have received proof satisfactory to us that the Co-Annuitant has died.

•	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

•	the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.
If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•	The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•	The Owner does not thereafter name a new Co-Annuitant; and

•	The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•	The Contract may only be continued once.

More Information

ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
Distribution.     Allstate Distributors, L.L.C. (“ADLLC”) serves as the principal underwriter and distributor of the securities registered herein. The securities offered herein are sold on a continuous basis, and there is no specific end date for the offering. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. ADLLC is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered.
From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.
Administration:
Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2019, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.     Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.     Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.     There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.     Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.     The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.
Taxation of Partial and Full Withdrawals.     If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
Taxation of Annuity Payments.     Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date . You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization. An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law includes a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.     You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.     Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.     In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
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Medicare Tax on Net Investment Income     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
10% Additional Tax on Premature Distributions.     A 10% additional tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);
• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,
• made under an immediate annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase), or
• attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.     With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59  1 / 2 would be subject to a 10% additional tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.     The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax may also apply if the Contract Owner is under age 59  1 / 2 . Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.     If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.
Aggregation of Annuity Contracts.     The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.     If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.     Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70  ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts.     Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
10% Additional Tax on Premature Distributions from Tax Qualified Contracts.     A 10% additional tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The additional tax generally applies to any distribution made prior to the date you attain age 59  1 / 2 . However, no additional tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs),

•	made for qualified expenses after the birth or adoption of a child ($5,000 limit on expenses incurred within 1 year after birth or adoption), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax on premature distributions, will be subject to a 25% additional tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.     With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59  1 / 2 would be subject to a 10% additional tax unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.     Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70  ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date). Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1)  the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2)  the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.     Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.     Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).     Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).     Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).     Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.     Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution : Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.     Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Late Rollover Self-Certification . You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)). The post-death distribution requirements under prior law continue to apply in certain circumstances.

•
Prior law. Under prior law, if an employee under an employer sponsored plan or IRA owner dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

•
The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).
Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
The new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•
Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.
Please consult with your tax or legal adviser for additional information.
Statement of Additional Information Table of Contents

Additions, Deletions, or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF INTERESTS IN THE MVA ACOUNT OPTION, WHICH IS DESCRIBED IN THE SEPARATE MVA ACCOUNT PROSPECTUS.

Appendix A
Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	AdvisorPlus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A
* Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year
** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

A-1

Appendix B
Market Value Adjustment

For information concerning the calculation of a Market Value Adjustment, please see the separate MVA Account prospectus.

B-1

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 – Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.
Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.
Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

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Appendix D
Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

					Income Benefit Amount
						5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$55,000	_	$55,000	$55,000	$52,500	$54,600
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$41,250	$40,176	$41,859
The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

		Advisor and Preferred	Plus
Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000	$15,000
STEP I – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625	$2,730
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e)=(d) * 1.05^ -0.5	$2,562	$2,664
Contract Value After Step 1	(b’)=(b) - (d)	$57,375	$57,270
Adjusted Income Benefit After Step 1	(c’)=(c) - (e)	$51,224	$53,273
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’)=(a) - (d)	$12,375	$12,270
Proportional Adjustment	(a’)/(b’)*(c’)	$11,048	$11,414
Contract Value After Step 2	(b’) - (a’)	$45,000	$45,000
Adjusted Income Benefit After Step 2		$40,176	$41,859

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

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Appendix E
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,339	$41,953
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

E-1

Appendix F
Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

*
For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**
If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

Appendix G
Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005
Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))
Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	—	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000
The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix H – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.
Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

H-1

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

H-2

Appendix I – SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.

I-1

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).
The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

I-2

Appendix J – SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).
Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).
Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.
The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).
The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).
The Benefit Payment is unchanged and remains $4,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).
The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).
The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).
The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).
The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).
Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).
The Benefit Payment remains $6,000 after withdrawal.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).
Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.
Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.
Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).
The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.
Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.
The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.
Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).
Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).
The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).
The Benefit Payment is unchanged and remains $3,800.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).
Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.
The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.
Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).
Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.
The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.
The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).
The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).
The SureIncome ROP Death Benefit remains $100,000.
The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).
The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect
Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of
Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor
Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge
Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death
Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings
Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection
(Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at
0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the
Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option,
with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit
Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary
Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced
Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at
0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Alternatives: The Variable Sub-Accounts section of the prospectus for information on name changes.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$9.01297	$10.40271	1,050,401
2011	$10.40271	$9.98289	874,253
2012	$9.98289	$11.44429	648,028
2013	$11.44429	$14.79339	527,579
2014	$14.79339	$16.30441	380,861
2015	$16.30441	$16.16094	318,224
2016	$16.16094	$17.18622	243,690
2017	$17.18622	$20.62782	202,115
2018	$20.62782	$19.00870	167,778
2019	$19.00870	$24.63230	130,250
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$10.13914	$11.26403	170,536
2011	$11.26403	$11.07152	131,106
2012	$11.07152	$12.19422	110,259
2013	$12.19422	$13.62536	91,532
2014	$13.62536	$14.01598	61,011
2015	$14.01598	$13.76179	63,026
2016	$13.76179	$14.29525	96,869
2017	$14.29525	$15.91742	69,387
2018	$15.91742	$15.04173	67,638
2019	$15.04173	$17.18655	32,230
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.60412	$10.83872	150,160
2011	$10.83872	$10.56635	128,800
2012	$10.56635	$11.79297	123,788
2013	$11.79297	$13.46090	99,189
2014	$13.46090	$13.89785	64,380
2015	$13.89785	$13.65560	56,339
2016	$13.65560	$14.26212	25,416
2017	$14.26212	$16.36817	13,690
2018	$16.36817	$15.17424	12,917
2019	$15.17424	$17.95646	8,830
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$9.11623	$10.42864	69,082
2011	$10.42864	$10.00313	62,089
2012	$10.00313	$11.37280	55,492
2013	$11.37280	$13.62949	44,016
2014	$13.62949	$14.09181	21,588
2015	$14.09181	$13.83637	20,541
2016	$13.83637	$14.52893	17,358
2017	$14.52893	$17.31027	6,831
2018	$17.31027	$15.70987	6,545
2019	$15.70987	$19.24677	6,438

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.81675	$11.45185	69,850
2011	$11.45185	$11.46148	86,305
2012	$11.46148	$12.02123	66,655
2013	$12.02123	$12.48425	53,068
2014	$12.48425	$12.75922	37,008
2015	$12.75922	$12.52286	27,184
2016	$12.52286	$12.87746	20,345
2017	$12.87746	$13.77450	16,860
2018	$13.77450	$13.28692	16,499
2019	$13.28692	$14.64176	8,785
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$19.17508	10,394
2016	$19.17508	$18.94036	10,972
2017	$18.94036	$25.08715	9,381
2018	$25.08715	$27.78578	10,071
2019	$27.78578	$38.53482	8,072
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.70769	$9.86147	226,853
2011	$9.86147	$9.90820	200,172
2012	$9.90820	$11.30890	170,918
2013	$11.30890	$14.72509	161,365
2014	$14.72509	$16.46663	57,344
2015	$16.46663	$16.43016	48,729
2016	$16.43016	$18.09722	55,465
2017	$18.09722	$21.68901	47,391
2018	$21.68901	$20.39537	40,184
2019	$20.39537	$26.37795	35,772
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$9.26713	$11.76130	211,845
2011	$11.76130	$10.34988	191,071
2012	$10.34988	$11.70379	148,870
2013	$11.70379	$15.69683	123,963
2014	$15.69683	$16.42892	81,031
2015	$16.42892	$15.95285	68,075
2016	$15.95285	$17.62524	52,490
2017	$17.62524	$20.97199	38,662
2018	$20.97199	$17.64236	28,990
2019	$17.64236	$21.45064	27,926
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$13.17048	$15.16906	740,255
2011	$15.16906	$15.33405	542,396
2012	$15.33405	$16.98708	437,455
2013	$16.98708	$21.73218	356,957
2014	$21.73218	$23.41166	289,733
2015	$23.41166	$22.89955	212,719
2016	$22.89955	$25.23214	166,185
2017	$25.23214	$28.85711	141,543
2018	$28.85711	$27.17898	123,371
2019	$27.17898	$33.71260	100,154

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.54970	$13.95779	2,737,443
2011	$13.95779	$14.10661	2,234,019
2012	$14.10661	$15.68599	1,754,353
2013	$15.68599	$17.64228	1,356,581
2014	$17.64228	$18.21853	1,028,091
2015	$18.21853	$16.71488	761,842
2016	$16.71488	$18.81368	564,129
2017	$18.81368	$20.36844	472,778
2018	$20.36844	$19.23935	402,463
2019	$19.23935	$22.04139	317,488
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.98177	$10.99498	1,464,453
2011	$10.99498	$10.68997	1,207,012
2012	$10.68997	$11.85717	994,473
2013	$11.85717	$15.05576	695,772
2014	$15.05576	$16.71342	505,293
2015	$16.71342	$17.42563	364,866
2016	$17.42563	$16.89315	318,541
2017	$16.89315	$21.36336	245,652
2018	$21.36336	$20.77724	208,592
2019	$20.77724	$27.60153	173,754
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.47836	$11.58015	464,348
2011	$11.58015	$11.09276	389,053
2012	$11.09276	$12.41195	308,781
2013	$12.41195	$15.63532	245,015
2014	$15.63532	$16.31466	196,702
2015	$16.31466	$15.51636	153,882
2016	$15.51636	$17.18168	118,719
2017	$17.18168	$18.41923	89,292
2018	$18.41923	$16.14118	75,595
2019	$16.14118	$19.81597	53,341
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$14.27888	$15.67266	1,423,936
2011	$15.67266	$15.30968	1,136,095
2012	$15.30968	$17.26424	884,199
2013	$17.26424	$21.85776	649,685
2014	$21.85776	$23.11246	525,158
2015	$23.11246	$21.68803	401,002
2016	$21.68803	$24.84692	298,592
2017	$24.84692	$26.57514	261,079
2018	$26.57514	$23.85271	220,212
2019	$23.85271	$28.86029	181,622
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$18.02385	$22.81271	447,006
2011	$22.81271	$21.67222	369,453
2012	$21.67222	$25.32558	292,858
2013	$25.32558	$34.05825	235,873
2014	$34.05825	$33.81085	182,155
2015	$33.81085	$30.90927	143,664
2016	$30.90927	$39.72245	108,568
2017	$39.72245	$43.38887	89,224
2018	$43.38887	$37.31222	75,437
2019	$37.31222	$46.53613	67,095

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$16.87135	$21.25431	9,873
2011	$21.25431	$19.96711	6,280
2012	$19.96711	$21.84756	5,663
2013	$21.84756	$29.79433	5,154
2014	$29.79433	$31.60752	4,847
2015	$31.60752	$30.37067	4,381
2016	$30.37067	$31.23010	3,785
2017	$31.23010	$37.42604	3,595
2018	$37.42604	$34.95704	3,527
2019	$34.95704	$45.35426	2,813
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$12.12683	$12.60285	739,426
2011	$12.60285	$13.14739	550,596
2012	$13.14739	$13.22224	582,158
2013	$13.22224	$12.75951	418,493
2014	$12.75951	$13.02112	329,897
2015	$13.02112	$12.91414	271,740
2016	$12.91414	$12.83259	246,968
2017	$12.83259	$12.83735	203,168
2018	$12.83735	$12.71382	166,110
2019	$12.71382	$13.20647	152,098
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$33.60907	$39.01020	179,807
2011	$39.01020	$32.40178	159,099
2012	$32.40178	$36.19242	121,276
2013	$36.19242	$35.39610	93,905
2014	$35.39610	$32.00750	74,939
2015	$32.00750	$25.40091	67,278
2016	$25.40091	$29.44752	46,801
2017	$29.44752	$40.81593	37,348
2018	$40.81593	$33.92374	34,789
2019	$33.92374	$42.42680	26,078
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$18.93595	$20.26320	1,066,709
2011	$20.26320	$17.87506	932,183
2012	$17.87506	$20.86096	739,375
2013	$20.86096	$25.32205	549,516
2014	$25.32205	$22.21293	466,297
2015	$22.21293	$20.50275	378,756
2016	$20.50275	$21.69116	290,972
2017	$21.69116	$24.98688	240,383
2018	$24.98688	$20.85472	227,407
2019	$20.85472	$23.16536	191,362
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$21.05006	$23.78077	11,849
2011	$23.78077	$23.27033	11,424
2012	$23.27033	$26.43004	9,900
2013	$26.43004	$26.51412	7,848
2014	$26.51412	$26.65185	7,449
2015	$26.65185	$25.17553	5,597
2016	$25.17553	$25.58191	3,542
2017	$25.58191	$25.73951	4,179
2018	$25.73951	$25.89854	3,557
2019	$25.89854	$26.07961	3,431

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$12.23879	$13.18562	862,275
2011	$13.18562	$12.83702	679,504
2012	$12.83702	$14.42050	521,280
2013	$14.42050	$18.42355	369,160
2014	$18.42355	$20.93701	276,145
2015	$20.93701	$21.34229	214,417
2016	$21.34229	$20.55593	179,138
2017	$20.55593	$25.67003	148,138
2018	$25.67003	$23.82858	132,045
2019	$23.82858	$31.95339	109,537
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.91262	$12.13753	390,066
2011	$12.13753	$12.02724	307,892
2012	$12.02724	$13.30878	234,858
2013	$13.30878	$14.82310	165,039
2014	$14.82310	$15.80481	115,518
2015	$15.80481	$15.68939	97,371
2016	$15.68939	$16.25604	86,820
2017	$16.25604	$17.48309	79,194
2018	$17.48309	$16.30197	69,679
2019	$16.30197	$18.86245	56,117
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$11.28353	$14.16338	162,327
2011	$14.16338	$14.09793	135,036
2012	$14.09793	$16.16511	109,341
2013	$16.16511	$21.64123	82,802
2014	$21.64123	$22.54219	63,773
2015	$22.54219	$23.66381	49,404
2016	$23.66381	$23.84506	33,568
2017	$23.84506	$30.23644	26,376
2018	$30.23644	$27.96330	25,684
2019	$27.96330	$38.37093	21,114
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$18.59856	$21.24170	329,854
2011	$21.24170	$19.18021	254,911
2012	$19.18021	$22.89868	197,803
2013	$22.89868	$28.70428	147,313
2014	$28.70428	$28.91654	122,644
2015	$28.91654	$29.59173	89,286
2016	$29.59173	$29.16515	73,249
2017	$29.16515	$39.24717	55,958
2018	$39.24717	$33.55038	45,769
2019	$33.55038	$43.53539	40,176
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$14.93334	$16.91834	1,731,144
2011	$16.91834	$16.80905	1,313,374
2012	$16.80905	$18.77341	1,176,172
2013	$18.77341	$18.46324	929,169
2014	$18.46324	$18.67913	754,663
2015	$18.67913	$17.97873	600,491
2016	$17.97873	$18.85930	496,871
2017	$18.85930	$19.74078	430,533
2018	$19.74078	$18.60066	393,855
2019	$18.60066	$20.30854	347,255

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$12.74304	$14.56943	1,200,629
2011	$14.56943	$14.33665	964,024
2012	$14.33665	$16.50172	773,448
2013	$16.50172	$21.40993	540,715
2014	$21.40993	$23.33178	412,602
2015	$23.33178	$23.74633	314,887
2016	$23.74633	$26.08927	257,381
2017	$26.08927	$30.03845	219,876
2018	$30.03845	$27.24859	183,488
2019	$27.24859	$35.43435	155,563
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$17.12352	$20.79991	330,552
2011	$20.79991	$20.04286	267,644
2012	$20.04286	$23.27952	214,043
2013	$23.27952	$32.31429	152,828
2014	$32.31429	$35.61497	116,832
2015	$35.61497	$33.01322	94,387
2016	$33.01322	$38.34758	71,936
2017	$38.34758	$43.12065	63,728
2018	$43.12065	$38.07666	51,882
2019	$38.07666	$47.40887	42,043
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$7.04104	$7.73427	1,714,650
2011	$7.73427	$8.24007	1,408,093
2012	$8.24007	$8.96099	1,313,811
2013	$8.96099	$8.81177	1,091,278
2014	$8.81177	$9.30050	896,045
2015	$9.30050	$9.24514	687,391
2016	$9.24514	$9.40470	560,575
2017	$9.40470	$9.69031	511,373
2018	$9.69031	$9.43950	448,510
2019	$9.43950	$10.17999	400,878
Invesco V.I. American Franchise Fund - Series II
2010	$12.66935	$14.95287	170,568
2011	$14.95287	$13.81713	126,429
2012	$13.81713	$15.46567	99,902
2013	$15.46567	$21.34151	67,665
2014	$21.34151	$22.78703	45,326
2015	$22.78703	$23.56153	39,202
2016	$23.56153	$23.72751	30,740
2017	$23.72751	$29.75321	25,957
2018	$29.75321	$28.22537	20,446
2019	$28.22537	$38.01099	17,346
Invesco V.I. American Value Fund - Series I
2010	$12.68546	$15.30697	120,227
2011	$15.30697	$15.24922	86,378
2012	$15.24922	$17.65703	71,594
2013	$17.65703	$23.40178	55,658
2014	$23.40178	$25.35231	47,291
2015	$25.35231	$22.74112	27,423
2016	$22.74112	$25.92673	18,838
2017	$25.92673	$28.14354	16,167
2018	$28.14354	$24.26545	14,258
2019	$24.26545	$29.94738	13,214

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$12.60743	$15.20534	289,237
2011	$15.20534	$15.13365	235,235
2012	$15.13365	$17.48875	177,479
2013	$17.48875	$23.12104	139,779
2014	$23.12104	$24.98590	109,959
2015	$24.98590	$22.35524	92,002
2016	$22.35524	$25.42598	72,468
2017	$25.42598	$27.52938	56,082
2018	$27.52938	$23.67656	49,315
2019	$23.67656	$29.14678	39,956
Invesco V.I. Comstock Fund - Series II
2010	$10.36157	$11.83336	742,883
2011	$11.83336	$11.43479	627,494
2012	$11.43479	$13.42297	474,576
2013	$13.42297	$17.97381	363,631
2014	$17.97381	$19.35658	262,089
2015	$19.35658	$17.92327	196,046
2016	$17.92327	$20.69820	148,193
2017	$20.69820	$24.02335	123,096
2018	$24.02335	$20.77970	105,288
2019	$20.77970	$25.62795	91,652
Invesco V.I. Equity and Income Fund - Series II
2010	$12.18651	$13.47666	722,518
2011	$13.47666	$13.13026	556,735
2012	$13.13026	$14.56604	384,707
2013	$14.56604	$17.95630	298,901
2014	$17.95630	$19.27860	221,084
2015	$19.27860	$18.53794	177,565
2016	$18.53794	$21.01429	146,627
2017	$21.01429	$22.98048	112,061
2018	$22.98048	$20.47629	105,884
2019	$20.47629	$24.25701	92,067
Invesco V.I. Growth and Income Fund - Series II
2010	$15.56949	$17.24248	750,580
2011	$17.24248	$16.63556	555,942
2012	$16.63556	$18.77646	443,855
2013	$18.77646	$24.79296	328,304
2014	$24.79296	$26.91194	257,222
2015	$26.91194	$25.68469	190,496
2016	$25.68469	$30.28053	144,078
2017	$30.28053	$34.08727	122,983
2018	$34.08727	$29.07274	106,619
2019	$29.07274	$35.82968	91,721
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.91259	$14.96617	55,789
2011	$14.96617	$13.39062	45,054
2012	$13.39062	$14.75425	31,910
2013	$14.75425	$19.89490	23,696
2014	$19.89490	$21.14880	18,663
2015	$21.14880	$21.09347	16,477
2016	$21.09347	$20.94129	15,251
2017	$20.94129	$25.24946	12,633
2018	$25.24946	$23.45842	11,595
2019	$23.45842	$31.03047	11,407

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.65980	$14.03539	819,038
2011	$14.03539	$14.46199	733,952
2012	$14.46199	$16.06414	619,129
2013	$16.06414	$17.15283	491,297
2014	$17.15283	$17.66753	366,797
2015	$17.66753	$17.17263	272,180
2016	$17.17263	$19.00863	208,445
2017	$19.00863	$20.49293	179,039
2018	$20.49293	$19.41459	149,187
2019	$19.41459	$21.72387	129,332
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$12.03266	$14.13742	205,010
2011	$14.13742	$13.32890	170,638
2012	$13.32890	$14.54873	114,983
2013	$14.54873	$19.49645	76,267
2014	$19.49645	$20.61931	55,402
2015	$20.61931	$19.65243	38,450
2016	$19.65243	$22.45399	27,326
2017	$22.45399	$24.95290	23,669
2018	$24.95290	$22.62085	17,076
2019	$22.62085	$27.13374	13,136
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.67466	$11.21282	683,057
2011	$11.21282	$10.39544	545,222
2012	$10.39544	$11.50135	405,565
2013	$11.50135	$15.42856	280,068
2014	$15.42856	$16.39498	218,979
2015	$16.39498	$15.72013	159,709
2016	$15.72013	$18.17358	125,265
2017	$18.17358	$20.34074	103,508
2018	$20.34074	$18.44208	88,324
2019	$18.44208	$22.29933	68,068
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.86137	$15.60594	253,522
2011	$15.60594	$13.85714	226,260
2012	$13.85714	$15.60682	183,891
2013	$15.60682	$21.11768	126,785
2014	$21.11768	$22.11043	93,569
2015	$22.11043	$22.41945	68,674
2016	$22.41945	$22.40397	55,843
2017	$22.40397	$27.18307	46,820
2018	$27.18307	$26.05580	43,749
2019	$26.05580	$35.07396	35,938
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.78878	$12.11988	630,406
2011	$12.11988	$11.48384	529,614
2012	$11.48384	$12.98409	391,271
2013	$12.98409	$16.70260	282,870
2014	$16.70260	$18.38776	209,975
2015	$18.38776	$17.46318	151,826
2016	$17.46318	$20.06467	125,967
2017	$20.06467	$21.15986	98,719
2018	$21.15986	$17.74495	87,197
2019	$17.74495	$21.48241	74,192

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.72398	$12.69611	356,333
2011	$12.69611	$11.63343	319,107
2012	$11.63343	$12.45782	278,100
2013	$12.45782	$16.90663	198,564
2014	$16.90663	$16.99576	144,673
2015	$16.99576	$15.77160	110,125
2016	$15.77160	$14.19206	95,154
2017	$14.19206	$19.41728	68,493
2018	$19.41728	$21.18331	59,948
2019	$21.18331	$29.26760	45,169
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$20.78778	$22.51862	237,498
2011	$22.51862	$23.75918	182,583
2012	$23.75918	$27.64426	138,197
2013	$27.64426	$24.89822	112,118
2014	$24.89822	$25.28741	92,694
2015	$25.28741	$24.66783	67,842
2016	$24.66783	$26.92692	57,814
2017	$26.92692	$29.12880	47,879
2018	$29.12880	$26.72616	42,820
2019	$26.72616	$30.12015	35,690
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$14.34564	$16.14978	453,294
2011	$16.14978	$17.38457	390,162
2012	$17.38457	$19.83513	313,311
2013	$19.83513	$23.42883	252,083
2014	$23.42883	$24.16969	164,122
2015	$24.16969	$25.33758	128,132
2016	$25.33758	$26.36718	87,028
2017	$26.36718	$32.73096	71,466
2018	$32.73096	$31.73564	62,504
2019	$31.73564	$40.57739	52,347
Morgan Stanley VIF Growth Portfolio, Class I
2010	$12.48579	$15.14252	79,570
2011	$15.14252	$14.52927	56,922
2012	$14.52927	$16.40327	48,949
2013	$16.40327	$23.97563	30,108
2014	$23.97563	$25.17170	26,196
2015	$25.17170	$27.88811	20,935
2016	$27.88811	$27.07893	24,208
2017	$27.07893	$38.26491	20,131
2018	$38.26491	$40.61681	16,745
2019	$40.61681	$52.84598	13,130
Morgan Stanley VIF Growth Portfolio, Class II
2010	$12.30223	$14.88944	93,535
2011	$14.88944	$14.25085	83,860
2012	$14.25085	$16.04339	53,842
2013	$16.04339	$23.39426	36,287
2014	$23.39426	$24.49855	28,446
2015	$24.49855	$27.07672	19,950
2016	$27.07672	$26.21461	12,725
2017	$26.21461	$36.95911	11,557
2018	$36.95911	$39.14257	12,313
2019	$39.14257	$50.79725	9,999

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$19.45015	$24.86854	443,526
2011	$24.86854	$25.93830	355,414
2012	$25.93830	$29.60251	283,923
2013	$29.60251	$29.73258	231,532
2014	$29.73258	$37.98567	170,407
2015	$37.98567	$38.21645	143,016
2016	$38.21645	$40.19491	123,195
2017	$40.19491	$40.81688	108,322
2018	$40.81688	$37.07749	94,622
2019	$37.07749	$43.43511	77,168
Putnam VT Equity Income Fund - Class IB
2010	$13.06639	$14.52389	560,259
2011	$14.52389	$14.61240	462,154
2012	$14.61240	$17.20786	364,903
2013	$17.20786	$22.49205	253,771
2014	$22.49205	$25.01278	191,514
2015	$25.01278	$23.93886	145,074
2016	$23.93886	$26.85507	117,849
2017	$26.85507	$31.48673	195,994
2018	$31.48673	$28.44076	173,454
2019	$28.44076	$36.61042	146,650
Putnam VT George Putnam Balanced Fund - Class IB
2010	$10.64947	$11.65017	644,659
2011	$11.65017	$11.81869	541,284
2012	$11.81869	$13.12816	423,435
2013	$13.12816	$15.30372	319,733
2014	$15.30372	$16.71932	237,904
2015	$16.71932	$16.31708	203,371
2016	$16.31708	$17.39741	161,263
2017	$17.39741	$19.76468	126,826
2018	$19.76468	$18.89581	100,403
2019	$18.89581	$23.12995	78,856
Putnam VT Global Asset Allocation Fund - Class IB
2010	$14.14617	$16.01495	196,452
2011	$16.01495	$15.74265	167,473
2012	$15.74265	$17.74541	114,159
2013	$17.74541	$20.93104	79,702
2014	$20.93104	$22.60791	57,403
2015	$22.60791	$22.35486	38,035
2016	$22.35486	$23.54866	32,698
2017	$23.54866	$26.81138	26,851
2018	$26.81138	$24.54316	23,766
2019	$24.54316	$28.37724	20,950
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.05741	7,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$13.62040	$13.77647	58,814
2011	$13.77647	$13.43898	29,823
2012	$13.43898	$16.21912	20,033
2013	$16.21912	$22.68038	16,415
2014	$22.68038	$28.57650	14,049
2015	$28.57650	$30.40431	13,051
2016	$30.40431	$26.60608	12,191
2017	$26.60608	$30.28228	11,886
2018	$30.28228	$29.71261	7,853
2019	$29.71261	$38.21465	7,161
Putnam VT Government Money Market Fund - Class IB
2010	$10.64186	$10.50851	2,415,868
2011	$10.50851	$10.37449	2,154,262
2012	$10.37449	$10.24132	1,888,785
2013	$10.24132	$10.11022	1,393,745
2014	$10.11022	$9.98080	1,242,504
2015	$9.98080	$9.85303	1,080,570
2016	$9.85303	$9.72730	829,688
2017	$9.72730	$9.62576	750,218
2018	$9.62576	$9.61321	632,544
2019	$9.61321	$9.63667	608,281
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05812	218,649
2017	$10.05812	$12.99729	183,656
2018	$12.99729	$13.13430	159,949
2019	$13.13430	$17.72889	140,749
Putnam VT High Yield Fund - Class IB
2010	$17.85755	$20.10244	445,814
2011	$20.10244	$20.19189	327,955
2012	$20.19189	$23.12154	268,664
2013	$23.12154	$24.61605	220,014
2014	$24.61605	$24.67717	180,534
2015	$24.67717	$23.05509	154,145
2016	$23.05509	$26.29704	113,182
2017	$26.29704	$27.77103	90,790
2018	$27.77103	$26.29669	80,000
2019	$26.29669	$29.69489	65,023
Putnam VT Income Fund - Class IB
2010	$12.74927	$13.82697	1,430,101
2011	$13.82697	$14.33158	1,130,191
2012	$14.33158	$15.66604	940,877
2013	$15.66604	$15.75336	769,453
2014	$15.75336	$16.55409	622,636
2015	$16.55409	$16.10218	472,929
2016	$16.10218	$16.21280	399,637
2017	$16.21280	$16.89990	364,082
2018	$16.89990	$16.71457	313,311
2019	$16.71457	$18.46160	277,452

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$15.70005	$17.05144	457,663
2011	$17.05144	$13.98146	398,204
2012	$13.98146	$16.82529	320,815
2013	$16.82529	$21.27041	245,353
2014	$21.27041	$19.57296	197,254
2015	$19.57296	$19.34755	154,907
2016	$19.34755	$18.63009	138,417
2017	$18.63009	$23.27910	112,274
2018	$23.27910	$18.58569	109,528
2019	$18.58569	$22.96098	96,497
Putnam VT Multi-Cap Core Fund - Class IB
2010	$12.66411	$14.24087	139,439
2011	$14.24087	$14.06356	114,800
2012	$14.06356	$16.21800	93,230
2013	$16.21800	$21.63187	75,447
2014	$21.63187	$24.32367	62,623
2015	$24.32367	$23.48713	42,861
2016	$23.48713	$25.97915	39,887
2017	$25.97915	$31.50729	33,327
2018	$31.50729	$28.72514	27,698
2019	$28.72514	$37.32456	22,084
Putnam VT Research Fund - Class IB
2010	$12.61375	$14.49018	41,019
2011	$14.49018	$14.05371	34,062
2012	$14.05371	$16.35767	22,282
2013	$16.35767	$21.53361	18,153
2014	$21.53361	$24.41453	11,162
2015	$24.41453	$23.72721	9,243
2016	$23.72721	$25.78296	8,672
2017	$25.78296	$31.39363	7,494
2018	$31.39363	$29.52729	5,227
2019	$29.52729	$38.83454	4,944
Putnam VT Sustainable Leaders Fund - Class IB
2010	$14.16211	$16.71355	113,469
2011	$16.71355	$15.65977	95,228
2012	$15.65977	$18.04793	75,518
2013	$18.04793	$24.30704	62,064
2014	$24.30704	$27.23010	52,491
2015	$27.23010	$26.80097	42,954
2016	$26.80097	$28.51685	38,909
2017	$28.51685	$36.37693	35,011
2018	$36.37693	$35.35767	26,892
2019	$35.35767	$47.59187	20,045
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.71426	$9.96635	1,400
2011	$9.96635	$9.47710	185
2012	$9.47710	$10.76521	172
2013	$10.76521	$13.78880	161
2014	$13.78880	$15.05868	143
2015	$15.05868	$14.79006	129
2016	$14.79006	$15.58538	0
2017	$15.58538	$18.53811	0
2018	$18.53811	$16.92831	0
2019	$16.92831	$21.73908	0
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.80330	$10.79173	0
2011	$10.79173	$10.51079	0
2012	$10.51079	$11.47084	0
2013	$11.47084	$12.70027	0
2014	$12.70027	$12.94526	0
2015	$12.94526	$12.59459	0
2016	$12.59459	$12.96388	0
2017	$12.96388	$14.30505	0
2018	$14.30505	$13.39570	0
2019	$13.39570	$15.16809	0
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.28596	$10.38420	0
2011	$10.38420	$10.03115	0
2012	$10.03115	$11.09335	0
2013	$11.09335	$12.54693	0
2014	$12.54693	$12.83610	0
2015	$12.83610	$12.49735	0
2016	$12.49735	$12.93377	0
2017	$12.93377	$14.71008	0
2018	$14.71008	$13.51361	0
2019	$13.51361	$15.84746	0
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.81418	$9.99126	0
2011	$9.99126	$9.49639	0
2012	$9.49639	$10.69804	0
2013	$10.69804	$12.70400	0
2014	$12.70400	$13.01518	0
2015	$13.01518	$12.66270	0
2016	$12.66270	$13.17563	0
2017	$13.17563	$15.55666	0
2018	$15.55666	$13.99055	0
2019	$13.99055	$16.98615	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.45855	$10.97171	0
2011	$10.97171	$10.88109	0
2012	$10.88109	$11.30818	0
2013	$11.30818	$11.63668	0
2014	$11.63668	$11.78456	0
2015	$11.78456	$11.46079	0
2016	$11.46079	$11.67817	0
2017	$11.67817	$12.37922	0
2018	$12.37922	$11.83294	0
2019	$11.83294	$12.92218	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.54856	0
2016	$17.54856	$17.17616	0
2017	$17.17616	$22.54578	0
2018	$22.54578	$24.74503	0
2019	$24.74503	$34.00906	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.41914	$9.44785	1,148
2011	$9.44785	$9.40625	0
2012	$9.40625	$10.63790	0
2013	$10.63790	$13.72521	0
2014	$13.72521	$15.20858	0
2015	$15.20858	$15.03654	0
2016	$15.03654	$16.41166	0
2017	$16.41166	$19.49195	0
2018	$19.49195	$18.16338	0
2019	$18.16338	$23.27991	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$8.96005	$11.26805	795
2011	$11.26805	$9.82552	756
2012	$9.82552	$11.00931	172
2013	$11.00931	$14.63092	152
2014	$14.63092	$15.17365	145
2015	$15.17365	$14.59959	128
2016	$14.59959	$15.98348	0
2017	$15.98348	$18.84735	0
2018	$18.84735	$15.71141	0
2019	$15.71141	$18.93098	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.34206	$14.08547	3,415
2011	$14.08547	$14.10913	3,219
2012	$14.10913	$15.48729	3,084
2013	$15.48729	$19.63295	2,942
2014	$19.63295	$20.95738	1,349
2015	$20.95738	$20.31202	1,242
2016	$20.31202	$22.17760	1,198
2017	$22.17760	$25.13549	1,093
2018	$25.13549	$23.45945	738
2019	$23.45945	$28.83712	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.91475	$13.13088	5,375
2011	$13.13088	$13.15017	76
2012	$13.15017	$14.48884	0
2013	$14.48884	$16.14732	0
2014	$16.14732	$16.52271	0
2015	$16.52271	$15.02075	0
2016	$15.02075	$16.75318	0
2017	$16.75318	$17.97440	0
2018	$17.97440	$16.82434	0
2019	$16.82434	$19.10124	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.51309	$10.38326	851
2011	$10.38326	$10.00336	851
2012	$10.00336	$10.99420	0
2013	$10.99420	$13.83281	0
2014	$13.83281	$15.21583	0
2015	$15.21583	$15.71958	0
2016	$15.71958	$15.10065	0
2017	$15.10065	$18.92474	0
2018	$18.92474	$18.23886	0
2019	$18.23886	$24.01141	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.13132	$11.09464	903
2011	$11.09464	$10.53094	0
2012	$10.53094	$11.67566	0
2013	$11.67566	$14.57383	0
2014	$14.57383	$15.06838	0
2015	$15.06838	$14.20036	0
2016	$14.20036	$15.58147	0
2017	$15.58147	$16.55338	0
2018	$16.55338	$14.37474	0
2019	$14.37474	$17.48860	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.38075	$14.55308	3,390
2011	$14.55308	$14.08666	2,711
2012	$14.08666	$15.73993	1,465
2013	$15.73993	$19.74634	1,461
2014	$19.74634	$20.68945	1,434
2015	$20.68945	$19.23728	1,348
2016	$19.23728	$21.83886	208
2017	$21.83886	$23.14760	137
2018	$23.14760	$20.58819	140
2019	$20.58819	$24.68630	140
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$16.89008	$21.18303	1,573
2011	$21.18303	$19.94085	1,514
2012	$19.94085	$23.08944	1,050
2013	$23.08944	$30.76817	984
2014	$30.76817	$30.26604	958
2015	$30.26604	$27.41629	917
2016	$27.41629	$34.91338	70
2017	$34.91338	$37.79261	59
2018	$37.79261	$32.20532	60
2019	$32.20532	$39.80532	64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$15.81014	$19.73604	0
2011	$19.73604	$18.37204	0
2012	$18.37204	$19.91852	0
2013	$19.91852	$26.91618	0
2014	$26.91618	$28.29382	0
2015	$28.29382	$26.93869	0
2016	$26.93869	$27.44912	0
2017	$27.44912	$32.59892	0
2018	$32.59892	$30.17262	0
2019	$30.17262	$38.79450	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.51331	$11.85620	2,289
2011	$11.85620	$12.25605	2,205
2012	$12.25605	$12.21315	576
2013	$12.21315	$11.67827	519
2014	$11.67827	$11.80906	463
2015	$11.80906	$11.60526	407
2016	$11.60526	$11.42712	353
2017	$11.42712	$11.32843	301
2018	$11.32843	$11.11790	249
2019	$11.11790	$11.44478	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$31.49583	$36.22460	658
2011	$36.22460	$29.81407	702
2012	$29.81407	$32.99761	553
2013	$32.99761	$31.97732	677
2014	$31.97732	$28.65220	768
2015	$28.65220	$22.53050	939
2016	$22.53050	$25.88256	0
2017	$25.88256	$35.55216	0
2018	$35.55216	$29.28109	0
2019	$29.28109	$36.29093	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$17.74511	$18.81595	324
2011	$18.81595	$16.44717	321
2012	$16.44717	$19.01918	278
2013	$19.01918	$22.87609	259
2014	$22.87609	$19.88416	0
2015	$19.88416	$18.18578	98
2016	$18.18578	$19.06496	0
2017	$19.06496	$21.76402	0
2018	$21.76402	$18.00030	0
2019	$18.00030	$19.81474	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$19.72648	$22.08248	0
2011	$22.08248	$21.41195	0
2012	$21.41195	$24.09708	0
2013	$24.09708	$23.95336	0
2014	$23.95336	$23.85823	0
2015	$23.85823	$22.33108	0
2016	$22.33108	$22.48525	0
2017	$22.48525	$22.42006	0
2018	$22.42006	$22.35438	0
2019	$22.35438	$22.30805	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.51348	$12.29121	176
2011	$12.29121	$11.85738	182
2012	$11.85738	$13.19834	116
2013	$13.19834	$16.70846	116
2014	$16.70846	$18.81486	117
2015	$18.81486	$19.00419	106
2016	$19.00419	$18.13756	101
2017	$18.13756	$22.44622	109
2018	$22.44622	$20.64735	97
2019	$20.64735	$27.43837	99
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.22614	$11.27037	3,632
2011	$11.27037	$11.06637	3,624
2012	$11.06637	$12.13363	6,344
2013	$12.13363	$13.39106	6,290
2014	$13.39106	$14.14777	6,241
2015	$14.14777	$13.91639	5,876
2016	$13.91639	$14.28791	5,714
2017	$14.28791	$15.22807	5,716
2018	$15.22807	$14.07075	5,403
2019	$14.07075	$16.13429	2,627
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.57363	$13.15146	673
2011	$13.15146	$12.97158	673
2012	$12.97158	$14.73768	672
2013	$14.73768	$19.55049	672
2014	$19.55049	$20.17869	671
2015	$20.17869	$20.98959	671
2016	$20.98959	$20.95806	671
2017	$20.95806	$26.33652	670
2018	$26.33652	$24.13597	335
2019	$24.13597	$32.82110	0
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$17.42881	$19.72445	516
2011	$19.72445	$17.64802	491
2012	$17.64802	$20.87695	0
2013	$20.87695	$25.93156	0
2014	$25.93156	$25.88512	0
2015	$25.88512	$26.24799	0
2016	$26.24799	$25.63437	0
2017	$25.63437	$34.18557	0
2018	$34.18557	$28.95869	0
2019	$28.95869	$37.23907	0
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$13.99425	$15.70994	5,089
2011	$15.70994	$15.46652	2,500
2012	$15.46652	$17.11615	4,062
2013	$17.11615	$16.67986	4,121
2014	$16.67986	$16.72105	3,644
2015	$16.72105	$15.94729	3,218
2016	$15.94729	$16.57630	2,982
2017	$16.57630	$17.19485	2,705
2018	$17.19485	$16.05512	2,623
2019	$16.05512	$17.37155	1,791

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$11.94149	$13.52866	4,342
2011	$13.52866	$13.19137	4,296
2012	$13.19137	$15.04478	3,441
2013	$15.04478	$19.34184	3,224
2014	$19.34184	$20.88590	3,028
2015	$20.88590	$21.06319	2,783
2016	$21.06319	$22.93106	1,633
2017	$22.93106	$26.16458	1,474
2018	$26.16458	$23.51958	1,439
2019	$23.51958	$30.30994	965
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$16.04641	$19.31406	1,159
2011	$19.31406	$18.44171	1,113
2012	$18.44171	$21.22412	850
2013	$21.22412	$29.19290	783
2014	$29.19290	$31.88143	769
2015	$31.88143	$29.28288	745
2016	$29.28288	$33.70538	0
2017	$33.70538	$37.55950	0
2018	$37.55950	$32.86560	0
2019	$32.86560	$40.55245	0
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.71052	$7.30403	1,223
2011	$7.30403	$7.71098	1,120
2012	$7.71098	$8.30898	1,021
2013	$8.30898	$8.09612	920
2014	$8.09612	$8.46724	821
2015	$8.46724	$8.34010	722
2016	$8.34010	$8.40692	626
2017	$8.40692	$8.58424	534
2018	$8.58424	$8.28638	441
2019	$8.28638	$8.85601	0
Invesco V.I. American Franchise Fund - Series II
2010	$11.87234	$13.88463	0
2011	$13.88463	$12.71326	0
2012	$12.71326	$14.10007	0
2013	$14.10007	$19.27983	0
2014	$19.27983	$20.39801	0
2015	$20.39801	$20.89899	0
2016	$20.89899	$20.85487	0
2017	$20.85487	$25.91579	0
2018	$25.91579	$24.36236	0
2019	$24.36236	$32.51353	0
Invesco V.I. American Value Fund - Series I
2010	$12.04343	$14.39990	533
2011	$14.39990	$14.21502	509
2012	$14.21502	$16.30913	212
2013	$16.30913	$21.41844	194
2014	$21.41844	$22.99211	186
2015	$22.99211	$20.43585	175
2016	$20.43585	$23.08669	97
2017	$23.08669	$24.83508	88
2018	$24.83508	$21.21894	88
2019	$21.21894	$25.95191	95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$11.96934	$14.30432	836
2011	$14.30432	$14.10730	764
2012	$14.10730	$16.15370	826
2013	$16.15370	$21.16150	779
2014	$21.16150	$22.65982	558
2015	$22.65982	$20.08910	521
2016	$20.08910	$22.64082	485
2017	$22.64082	$24.29317	451
2018	$24.29317	$20.70403	417
2019	$20.70403	$25.25818	0
Invesco V.I. Comstock Fund - Series II
2010	$9.83708	$11.13203	0
2011	$11.13203	$10.65916	0
2012	$10.65916	$12.39816	0
2013	$12.39816	$16.45033	0
2014	$16.45033	$17.55434	0
2015	$17.55434	$16.10621	0
2016	$16.10621	$18.43070	0
2017	$18.43070	$21.19908	0
2018	$21.19908	$18.17069	0
2019	$18.17069	$22.20864	0
Invesco V.I. Equity and Income Fund - Series II
2010	$11.56980	$12.67811	0
2011	$12.67811	$12.23984	0
2012	$12.23984	$13.45417	931
2013	$13.45417	$16.43450	886
2014	$16.43450	$17.48388	0
2015	$17.48388	$16.65884	0
2016	$16.65884	$18.71252	0
2017	$18.71252	$20.27916	0
2018	$20.27916	$17.90573	0
2019	$17.90573	$21.02099	0
Invesco V.I. Growth and Income Fund - Series II
2010	$14.59018	$16.01075	356
2011	$16.01075	$15.30662	359
2012	$15.30662	$17.11861	0
2013	$17.11861	$22.39796	0
2014	$22.39796	$24.09061	0
2015	$24.09061	$22.78233	0
2016	$22.78233	$26.61469	0
2017	$26.61469	$29.69093	0
2018	$29.69093	$25.09381	0
2019	$25.09381	$30.64777	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.30955	$14.07917	1,461
2011	$14.07917	$12.48230	1,459
2012	$12.48230	$13.62773	1,415
2013	$13.62773	$18.20848	1,387
2014	$18.20848	$19.17955	1,352
2015	$19.17955	$18.95492	1,262
2016	$18.95492	$18.64704	104
2017	$18.64704	$22.28094	106
2018	$22.28094	$20.51298	99
2019	$20.51298	$26.89013	99

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.06567	$13.25480	1,260
2011	$13.25480	$13.53349	401
2012	$13.53349	$14.89541	324
2013	$14.89541	$15.75990	308
2014	$15.75990	$16.08482	0
2015	$16.08482	$15.49168	0
2016	$15.49168	$16.99210	0
2017	$16.99210	$18.15403	0
2018	$18.15403	$17.04308	0
2019	$17.04308	$18.89869	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.46779	$13.35105	665
2011	$13.35105	$12.47293	665
2012	$12.47293	$13.49000	0
2013	$13.49000	$17.91299	0
2014	$17.91299	$18.77193	0
2015	$18.77193	$17.72851	0
2016	$17.72851	$20.07169	0
2017	$20.07169	$22.10471	0
2018	$22.10471	$19.85737	0
2019	$19.85737	$23.60461	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.22029	$10.58886	1,002
2011	$10.58886	$9.72760	0
2012	$9.72760	$10.66411	0
2013	$10.66411	$14.17513	0
2014	$14.17513	$14.92570	0
2015	$14.92570	$14.18081	0
2016	$14.18081	$16.24500	0
2017	$16.24500	$18.01855	0
2018	$18.01855	$16.18871	0
2019	$16.18871	$19.39852	0
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.25757	$14.73787	181
2011	$14.73787	$12.96718	169
2012	$12.96718	$14.47100	129
2013	$14.47100	$19.40241	114
2014	$19.40241	$20.12928	108
2015	$20.12928	$20.22451	93
2016	$20.22451	$20.02679	0
2017	$20.02679	$24.08016	0
2018	$24.08016	$22.87257	0
2019	$22.87257	$30.51194	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.32915	$11.44562	36
2011	$11.44562	$10.74626	35
2012	$10.74626	$12.03911	0
2013	$12.03911	$15.34589	0
2014	$15.34589	$16.74016	0
2015	$16.74016	$15.75340	0
2016	$15.75340	$17.93567	0
2017	$17.93567	$18.74440	0
2018	$18.74440	$15.57691	0
2019	$15.57691	$18.68804	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.40171	$12.16360	1,428
2011	$12.16360	$11.04402	1,386
2012	$11.04402	$11.71852	1,535
2013	$11.71852	$15.75848	1,504
2014	$15.75848	$15.69708	1,459
2015	$15.69708	$14.43357	1,571
2016	$14.43357	$12.86991	0
2017	$12.86991	$17.44997	0
2018	$17.44997	$18.86468	0
2019	$18.86468	$25.82959	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$19.48069	$20.91040	914
2011	$20.91040	$21.86177	829
2012	$21.86177	$25.20419	570
2013	$25.20419	$22.49346	557
2014	$22.49346	$22.63673	532
2015	$22.63673	$21.88070	442
2016	$21.88070	$23.66746	410
2017	$23.66746	$25.37236	382
2018	$25.37236	$23.06879	355
2019	$23.06879	$25.76441	46
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.57858	$15.14701	0
2011	$15.14701	$16.15680	0
2012	$16.15680	$18.26584	0
2013	$18.26584	$21.37869	0
2014	$21.37869	$21.85369	0
2015	$21.85369	$22.70081	0
2016	$22.70081	$23.40857	0
2017	$23.40857	$28.79681	0
2018	$28.79681	$27.66823	0
2019	$27.66823	$35.05843	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$11.85372	$14.24508	1,537
2011	$14.24508	$13.54382	1,442
2012	$13.54382	$15.15097	1,290
2013	$15.15097	$21.94356	1,192
2014	$21.94356	$22.82824	1,092
2015	$22.82824	$25.06121	999
2016	$25.06121	$24.11282	77
2017	$24.11282	$33.76717	78
2018	$33.76717	$35.51806	64
2019	$35.51806	$45.79626	57
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.67946	$14.00699	0
2011	$14.00699	$13.28428	0
2012	$13.28428	$14.81856	0
2013	$14.81856	$21.41146	0
2014	$21.41146	$22.21773	0
2015	$22.21773	$24.33203	0
2016	$24.33203	$23.34313	0
2017	$23.34313	$32.61478	0
2018	$32.61478	$34.22881	0
2019	$34.22881	$44.02073	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$18.22620	$23.09158	1,063
2011	$23.09158	$23.86585	1,001
2012	$23.86585	$26.98847	702
2013	$26.98847	$26.85986	682
2014	$26.85986	$34.00305	503
2015	$34.00305	$33.89778	428
2016	$33.89778	$35.32883	347
2017	$35.32883	$35.55258	274
2018	$35.55258	$32.00298	255
2019	$32.00298	$37.15310	32
Putnam VT Equity Income Fund - Class IB
2010	$12.24442	$13.48626	416
2011	$13.48626	$13.44498	406
2012	$13.44498	$15.68844	311
2013	$15.68844	$20.31925	295
2014	$20.31925	$22.39048	289
2015	$22.39048	$21.23372	43
2016	$21.23372	$23.60388	38
2017	$23.60388	$27.42579	1,552
2018	$27.42579	$24.54834	1,455
2019	$24.54834	$31.31564	26
Putnam VT George Putnam Balanced Fund - Class IB
2010	$9.97964	$10.81792	5,433
2011	$10.81792	$10.87457	5,357
2012	$10.87457	$11.96906	4,675
2013	$11.96906	$13.82538	4,755
2014	$13.82538	$14.96655	4,298
2015	$14.96655	$14.47327	3,427
2016	$14.47327	$15.29126	1,863
2017	$15.29126	$17.21562	1,693
2018	$17.21562	$16.30979	1,658
2019	$16.30979	$19.78484	1,597
Putnam VT Global Asset Allocation Fund - Class IB
2010	$13.25652	$14.87108	2,765
2011	$14.87108	$14.48525	2,760
2012	$14.48525	$16.17887	2,752
2013	$16.17887	$18.90938	2,739
2014	$18.90938	$20.23812	2,732
2015	$20.23812	$19.82913	2,218
2016	$19.82913	$20.69818	2,214
2017	$20.69818	$23.35388	2,209
2018	$23.35388	$21.18460	2,207
2019	$21.18460	$24.27359	2,204
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.00224	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$12.76367	$12.79226	0
2011	$12.79226	$12.36532	0
2012	$12.36532	$14.78704	0
2013	$14.78704	$20.48950	0
2014	$20.48950	$25.58089	0
2015	$25.58089	$26.96894	0
2016	$26.96894	$23.38520	0
2017	$23.38520	$26.37680	0
2018	$26.37680	$25.64625	0
2019	$25.64625	$32.68796	0
Putnam VT Government Money Market Fund - Class IB
2010	$9.97259	$9.75784	5,755
2011	$9.75784	$9.54579	5,402
2012	$9.54579	$9.33711	4,199
2013	$9.33711	$9.13355	4,010
2014	$9.13355	$8.93442	3,820
2015	$8.93442	$8.73963	2,941
2016	$8.73963	$8.54966	31,994
2017	$8.54966	$8.38423	2,523
2018	$8.38423	$8.29752	2,297
2019	$8.29752	$8.24292	549
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04756	1,373
2017	$10.04756	$12.86684	1,372
2018	$12.86684	$12.88475	686
2019	$12.88475	$17.23555	0
Putnam VT High Yield Fund - Class IB
2010	$16.73479	$18.66690	1,594
2011	$18.66690	$18.57947	1,512
2012	$18.57947	$21.08079	1,091
2013	$21.08079	$22.23883	1,034
2014	$22.23883	$22.09080	975
2015	$22.09080	$20.45048	577
2016	$20.45048	$23.11420	422
2017	$23.11420	$24.19005	288
2018	$24.19005	$22.69851	238
2019	$22.69851	$25.40114	0
Putnam VT Income Fund - Class IB
2010	$11.94754	$12.83939	4,914
2011	$12.83939	$13.18701	4,669
2012	$13.18701	$14.28317	3,687
2013	$14.28317	$14.23184	3,772
2014	$14.23184	$14.81891	3,457
2015	$14.81891	$14.28295	2,693
2016	$14.28295	$14.25033	2,705
2017	$14.25033	$14.72055	2,602
2018	$14.72055	$14.42738	2,517
2019	$14.42738	$15.79198	2,021

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$14.71248	$15.83336	590
2011	$15.83336	$12.86435	588
2012	$12.86435	$15.33954	586
2013	$15.33954	$19.21548	583
2014	$19.21548	$17.52072	525
2015	$17.52072	$17.16099	0
2016	$17.16099	$16.37433	0
2017	$16.37433	$20.27633	0
2018	$20.27633	$16.04164	0
2019	$16.04164	$19.63971	0
Putnam VT Multi-Cap Core Fund - Class IB
2010	$11.86744	$13.22347	2,464
2011	$13.22347	$12.94000	2,359
2012	$12.94000	$14.78599	2,003
2013	$14.78599	$19.54217	1,903
2014	$19.54217	$21.77363	315
2015	$21.77363	$20.83307	0
2016	$20.83307	$22.83404	0
2017	$22.83404	$27.44378	0
2018	$27.44378	$24.79389	0
2019	$24.79389	$31.92659	0
Putnam VT Research Fund - Class IB
2010	$11.82025	$13.45498	474
2011	$13.45498	$12.93094	466
2012	$12.93094	$14.91333	69
2013	$14.91333	$19.45339	52
2014	$19.45339	$21.85495	46
2015	$21.85495	$21.04600	43
2016	$21.04600	$22.66155	39
2017	$22.66155	$27.34473	33
2018	$27.34473	$25.48622	31
2019	$25.48622	$33.21813	25
Putnam VT Sustainable Leaders Fund - Class IB
2010	$13.27127	$15.51959	513
2011	$15.51959	$14.40874	506
2012	$14.40874	$16.45438	430
2013	$16.45438	$21.95896	429
2014	$21.95896	$24.37542	214
2015	$24.37542	$23.77247	0
2016	$23.77247	$25.06451	0
2017	$25.06451	$31.68541	0
2018	$31.68541	$30.51874	0
2019	$30.51874	$40.70902	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.91256	$10.25560	390,878
2011	$10.25560	$9.81187	328,026
2012	$9.81187	$11.21398	263,639
2013	$11.21398	$14.45166	208,215
2014	$14.45166	$15.87939	124,565
2015	$15.87939	$15.69182	86,931
2016	$15.69182	$16.63677	67,976
2017	$16.63677	$19.90796	50,454
2018	$19.90796	$18.28935	43,119
2019	$18.28935	$23.62829	40,858
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$10.02628	$11.10483	24,739
2011	$11.10483	$10.88193	31,381
2012	$10.88193	$11.94889	27,650
2013	$11.94889	$13.31069	15,569
2014	$13.31069	$13.65067	15,606
2015	$13.65067	$13.36238	15,282
2016	$13.36238	$13.83830	14,953
2017	$13.83830	$15.36200	14,697
2018	$15.36200	$14.47258	9,232
2019	$14.47258	$16.48610	7,232
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.49720	$10.68550	24,372
2011	$10.68550	$10.38539	20,099
2012	$10.38539	$11.55571	20,090
2013	$11.55571	$13.15002	19,948
2014	$13.15002	$13.53561	9,709
2015	$13.53561	$13.25926	8,703
2016	$13.25926	$13.80620	4,676
2017	$13.80620	$15.79700	4,470
2018	$15.79700	$14.60005	5,881
2019	$14.60005	$17.22458	5,730
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$9.01472	$10.28120	11,064
2011	$10.28120	$9.83179	11,005
2012	$9.83179	$11.14396	9,303
2013	$11.14396	$13.31467	1,342
2014	$13.31467	$13.72449	1,336
2015	$13.72449	$13.43474	1,329
2016	$13.43474	$14.06445	1,323
2017	$14.06445	$16.70619	1,327
2018	$16.70619	$15.11538	1,326
2019	$15.11538	$18.46229	1,325

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.69639	$11.29002	26,391
2011	$11.29002	$11.26526	16,487
2012	$11.26526	$11.77943	16,734
2013	$11.77943	$12.19595	11,555
2014	$12.19595	$12.42670	5,977
2015	$12.42670	$12.15944	40,085
2016	$12.15944	$12.46586	6,930
2017	$12.46586	$13.29387	7,005
2018	$13.29387	$12.78418	8,014
2019	$12.78418	$14.04503	7,435
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.61848	5,207
2016	$18.61848	$18.33484	4,791
2017	$18.33484	$24.21170	2,984
2018	$24.21170	$26.73435	3,384
2019	$26.73435	$36.96425	2,191
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.61072	$9.72205	76,446
2011	$9.72205	$9.73849	69,814
2012	$9.73849	$11.08134	69,766
2013	$11.08134	$14.38498	62,988
2014	$14.38498	$16.03741	53,332
2015	$16.03741	$15.95325	45,964
2016	$15.95325	$17.51869	37,045
2017	$17.51869	$20.93217	31,564
2018	$20.93217	$19.62361	30,305
2019	$19.62361	$25.30286	26,137
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$9.16393	$11.59503	127,785
2011	$11.59503	$10.17259	99,189
2012	$10.17259	$11.46826	88,208
2013	$11.46826	$15.33425	60,494
2014	$15.33425	$16.00064	50,381
2015	$16.00064	$15.48976	36,088
2016	$15.48976	$17.06174	27,349
2017	$17.06174	$20.24008	22,960
2018	$20.24008	$16.97467	18,978
2019	$16.97467	$20.57623	17,807
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.88443	$14.79456	269,363
2011	$14.79456	$14.91011	221,946
2012	$14.91011	$16.46714	167,346
2013	$16.46714	$21.00305	137,879
2014	$21.00305	$22.55743	106,678
2015	$22.55743	$21.99693	86,383
2016	$21.99693	$24.16413	66,873
2017	$24.16413	$27.55208	60,003
2018	$27.55208	$25.87067	55,131
2019	$25.87067	$31.99247	42,923

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.33504	$13.67738	1,056,219
2011	$13.67738	$13.78132	908,749
2012	$13.78132	$15.27759	756,563
2013	$15.27759	$17.13076	640,191
2014	$17.13076	$17.63654	486,642
2015	$17.63654	$16.13172	370,061
2016	$16.13172	$18.10230	302,008
2017	$18.10230	$19.53898	276,088
2018	$19.53898	$18.39956	251,509
2019	$18.39956	$21.01538	115,835
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.82352	$10.78780	589,255
2011	$10.78780	$10.45672	538,908
2012	$10.45672	$11.56312	488,472
2013	$11.56312	$14.63781	377,225
2014	$14.63781	$16.20007	257,544
2015	$16.20007	$16.83907	189,452
2016	$16.83907	$16.27501	155,057
2017	$16.27501	$20.51942	97,513
2018	$20.51942	$19.89555	76,863
2019	$19.89555	$26.35011	57,635
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.36174	$11.41650	203,468
2011	$11.41650	$10.90282	165,956
2012	$10.90282	$12.16227	129,794
2013	$12.16227	$15.27428	109,632
2014	$15.27428	$15.88949	100,049
2015	$15.88949	$15.06606	84,606
2016	$15.06606	$16.63249	69,905
2017	$16.63249	$17.77652	58,828
2018	$17.77652	$15.53041	49,394
2019	$15.53041	$19.00834	44,769
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.96880	$15.28577	413,760
2011	$15.28577	$14.88645	328,778
2012	$14.88645	$16.73584	258,164
2013	$16.73584	$21.12444	208,084
2014	$21.12444	$22.26915	175,544
2015	$22.26915	$20.83316	122,970
2016	$20.83316	$23.79520	107,666
2017	$23.79520	$25.37328	99,372
2018	$25.37328	$22.70448	72,679
2019	$22.70448	$27.38771	60,075
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$17.63237	$22.24947	178,119
2011	$22.24947	$21.07302	159,996
2012	$21.07302	$24.55037	130,689
2013	$24.55037	$32.91546	95,172
2014	$32.91546	$32.57700	69,221
2015	$32.57700	$29.69076	53,797
2016	$29.69076	$38.04094	38,509
2017	$38.04094	$41.42643	33,331
2018	$41.42643	$35.51586	26,602
2019	$35.51586	$44.16136	21,486

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$16.50493	$20.72958	6,329
2011	$20.72958	$19.41509	5,300
2012	$19.41509	$21.17883	4,441
2013	$21.17883	$28.79465	3,826
2014	$28.79465	$30.45417	3,533
2015	$30.45417	$29.17348	3,247
2016	$29.17348	$29.90811	3,138
2017	$29.90811	$35.73338	2,930
2018	$35.73338	$33.27418	2,910
2019	$33.27418	$43.03991	5,288
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.91938	$12.34963	474,324
2011	$12.34963	$12.84419	442,131
2012	$12.84419	$12.87796	416,091
2013	$12.87796	$12.38951	386,826
2014	$12.38951	$12.60513	334,908
2015	$12.60513	$12.46355	271,232
2016	$12.46355	$12.34732	251,523
2017	$12.34732	$12.31452	238,872
2018	$12.31452	$12.15883	216,134
2019	$12.15883	$12.59168	102,592
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$32.87945	$38.04754	74,938
2011	$38.04754	$31.50626	70,883
2012	$31.50626	$35.08492	53,993
2013	$35.08492	$34.20866	41,921
2014	$34.20866	$30.83967	35,644
2015	$30.83967	$24.39962	24,128
2016	$24.39962	$28.20107	16,893
2017	$28.20107	$38.97018	12,530
2018	$38.97018	$32.29076	11,473
2019	$32.29076	$40.26204	10,261
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$18.52480	$19.76305	416,002
2011	$19.76305	$17.38092	349,257
2012	$17.38092	$20.22251	306,522
2013	$20.22251	$24.47252	254,896
2014	$24.47252	$21.40241	212,838
2015	$21.40241	$19.69454	167,645
2016	$19.69454	$20.77296	132,225
2017	$20.77296	$23.85680	102,163
2018	$23.85680	$19.85073	87,004
2019	$19.85073	$21.98326	76,252
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$20.59307	$23.19386	16,292
2011	$23.19386	$22.62720	12,353
2012	$22.62720	$25.62130	2,411
2013	$25.62130	$25.62470	3,016
2014	$25.62470	$25.67952	2,933
2015	$25.67952	$24.18330	2,435
2016	$24.18330	$24.49920	2,117
2017	$24.49920	$24.57553	2,231
2018	$24.57553	$24.65192	2,051
2019	$24.65192	$24.74897	2,150

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.99283	$12.88139	415,802
2011	$12.88139	$12.50280	321,140
2012	$12.50280	$14.00229	253,964
2013	$14.00229	$17.83491	196,192
2014	$17.83491	$20.20647	145,759
2015	$20.20647	$20.53500	109,487
2016	$20.53500	$19.71844	86,534
2017	$19.71844	$24.54973	74,882
2018	$24.54973	$22.71910	63,404
2019	$22.71910	$30.37323	47,618
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.67560	$11.83786	117,180
2011	$11.83786	$11.69473	101,343
2012	$11.69473	$12.90144	91,675
2013	$12.90144	$14.32576	78,628
2014	$14.32576	$15.22812	70,986
2015	$15.22812	$15.07096	52,436
2016	$15.07096	$15.56796	48,100
2017	$15.56796	$16.69240	45,248
2018	$16.69240	$15.51722	35,500
2019	$15.51722	$17.89999	23,558
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$11.03842	$13.81367	28,946
2011	$13.81367	$13.70814	31,963
2012	$13.70814	$15.67028	29,897
2013	$15.67028	$20.91506	26,038
2014	$20.91506	$21.71956	24,233
2015	$21.71956	$22.73096	22,483
2016	$22.73096	$22.83565	20,603
2017	$22.83565	$28.86891	10,516
2018	$28.86891	$26.61708	9,058
2019	$26.61708	$36.41290	8,283
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$18.19464	$20.71730	85,054
2011	$20.71730	$18.64993	74,086
2012	$18.64993	$22.19779	53,562
2013	$22.19779	$27.74119	40,892
2014	$27.74119	$27.86139	29,708
2015	$27.86139	$28.42528	20,386
2016	$28.42528	$27.93060	12,282
2017	$27.93060	$37.47222	10,997
2018	$37.47222	$31.93525	10,124
2019	$31.93525	$41.31392	8,394
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$14.60909	$16.50070	582,180
2011	$16.50070	$16.34442	475,810
2012	$16.34442	$18.19890	465,136
2013	$18.19890	$17.84381	381,730
2014	$17.84381	$17.99761	305,506
2015	$17.99761	$17.27010	239,275
2016	$17.27010	$18.06108	186,866
2017	$18.06108	$18.84804	171,391
2018	$18.84804	$17.70530	139,470
2019	$17.70530	$19.27236	116,136

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$12.46629	$14.20974	509,223
2011	$14.20974	$13.94030	448,432
2012	$13.94030	$15.99665	381,051
2013	$15.99665	$20.69161	292,946
2014	$20.69161	$22.48047	210,360
2015	$22.48047	$22.81036	153,227
2016	$22.81036	$24.98502	118,975
2017	$24.98502	$28.68005	96,859
2018	$28.68005	$25.93695	80,498
2019	$25.93695	$33.62641	61,518
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$16.75164	$20.28643	121,390
2011	$20.28643	$19.48877	105,259
2012	$19.48877	$22.56703	90,368
2013	$22.56703	$31.23020	67,802
2014	$31.23020	$34.31554	50,103
2015	$34.31554	$31.71202	39,220
2016	$31.71202	$36.72455	29,712
2017	$36.72455	$41.17068	22,506
2018	$41.17068	$36.24380	19,112
2019	$36.24380	$44.98997	17,370
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.92944	$7.58855	603,480
2011	$7.58855	$8.06033	487,812
2012	$8.06033	$8.73884	471,302
2013	$8.73884	$8.56721	435,034
2014	$8.56721	$9.01488	333,061
2015	$9.01488	$8.93399	250,751
2016	$8.93399	$9.06064	195,633
2017	$9.06064	$9.30756	155,204
2018	$9.30756	$9.03900	122,952
2019	$9.03900	$9.71851	115,755
Invesco V.I. American Franchise Fund - Series II
2010	$12.39414	$14.58366	83,468
2011	$14.58366	$13.43509	71,038
2012	$13.43509	$14.99225	52,770
2013	$14.99225	$20.62541	42,685
2014	$20.62541	$21.95548	28,312
2015	$21.95548	$22.63271	23,075
2016	$22.63271	$22.72308	19,966
2017	$22.72308	$28.40753	19,292
2018	$28.40753	$26.86654	17,259
2019	$26.86654	$36.07135	12,694
Invesco V.I. American Value Fund - Series I
2010	$12.46838	$14.99935	74,826
2011	$14.99935	$14.89743	33,214
2012	$14.89743	$17.19716	27,133
2013	$17.19716	$22.72310	22,062
2014	$22.72310	$24.54225	17,611
2015	$24.54225	$21.94753	16,770
2016	$21.94753	$24.94614	12,279
2017	$24.94614	$26.99718	8,994
2018	$26.99718	$23.20599	6,419
2019	$23.20599	$28.55300	5,911

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$12.39171	$14.89981	113,213
2011	$14.89981	$14.78458	96,736
2012	$14.78458	$17.03330	79,808
2013	$17.03330	$22.45054	60,703
2014	$22.45054	$24.18759	44,452
2015	$24.18759	$21.57517	33,255
2016	$21.57517	$24.46440	24,378
2017	$24.46440	$26.40813	19,750
2018	$26.40813	$22.64292	17,179
2019	$22.64292	$27.78980	14,172
Invesco V.I. Comstock Fund - Series II
2010	$10.18425	$11.59554	363,992
2011	$11.59554	$11.17097	274,028
2012	$11.17097	$13.07334	218,950
2013	$13.07334	$17.45249	157,198
2014	$17.45249	$18.73801	110,395
2015	$18.73801	$17.29775	73,145
2016	$17.29775	$19.91528	51,779
2017	$19.91528	$23.04475	42,131
2018	$23.04475	$19.87238	34,234
2019	$19.87238	$24.43464	29,145
Invesco V.I. Equity and Income Fund - Series II
2010	$11.97799	$13.20585	288,945
2011	$13.20585	$12.82739	218,094
2012	$12.82739	$14.18670	184,583
2013	$14.18670	$17.43556	156,838
2014	$17.43556	$18.66264	130,364
2015	$18.66264	$17.89108	65,015
2016	$17.89108	$20.21956	48,836
2017	$20.21956	$22.04451	42,277
2018	$22.04451	$19.58237	34,675
2019	$19.58237	$23.12771	28,062
Invesco V.I. Growth and Income Fund - Series II
2010	$15.23135	$16.81680	282,302
2011	$16.81680	$16.17565	248,084
2012	$16.17565	$18.20175	205,120
2013	$18.20175	$23.96110	158,397
2014	$23.96110	$25.92995	119,484
2015	$25.92995	$24.67225	94,635
2016	$24.67225	$28.99880	72,738
2017	$28.99880	$32.54566	59,508
2018	$32.54566	$27.67319	52,432
2019	$27.67319	$34.00146	40,679
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.70869	$14.66536	20,707
2011	$14.66536	$13.08165	18,347
2012	$13.08165	$14.36991	17,567
2013	$14.36991	$19.31781	12,156
2014	$19.31781	$20.47291	9,232
2015	$20.47291	$20.35727	7,948
2016	$20.35727	$20.14914	7,326
2017	$20.14914	$24.22088	6,025
2018	$24.22088	$22.43412	5,586
2019	$22.43412	$29.58555	4,248

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.45916	$13.77099	301,339
2011	$13.77099	$14.14654	255,685
2012	$14.14654	$15.66588	233,070
2013	$15.66588	$16.67676	196,169
2014	$16.67676	$17.12498	151,531
2015	$17.12498	$16.59468	110,626
2016	$16.59468	$18.31323	83,044
2017	$18.31323	$19.68349	74,565
2018	$19.68349	$18.59085	62,181
2019	$18.59085	$20.73906	79,702
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.84196	$13.87113	95,400
2011	$13.87113	$13.03815	88,093
2012	$13.03815	$14.18803	66,896
2013	$14.18803	$18.95535	52,434
2014	$18.95535	$19.98613	39,269
2015	$19.98613	$18.99103	21,599
2016	$18.99103	$21.63256	15,388
2017	$21.63256	$23.96733	13,753
2018	$23.96733	$21.66106	12,613
2019	$21.66106	$25.90368	11,529
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.52123	$11.00149	275,904
2011	$11.00149	$10.16857	220,574
2012	$10.16857	$11.21606	203,565
2013	$11.21606	$15.00017	157,549
2014	$15.00017	$15.89131	64,109
2015	$15.89131	$15.19088	51,116
2016	$15.19088	$17.50852	46,423
2017	$17.50852	$19.53711	33,920
2018	$19.53711	$17.65940	28,308
2019	$17.65940	$21.28819	26,027
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.65750	$15.31195	111,055
2011	$15.31195	$13.55483	76,483
2012	$13.55483	$15.21981	65,856
2013	$15.21981	$20.53149	46,742
2014	$20.53149	$21.43135	37,077
2015	$21.43135	$21.66484	24,415
2016	$21.66484	$21.58429	22,617
2017	$21.58429	$26.10933	16,432
2018	$26.10933	$24.95022	13,079
2019	$24.95022	$33.48387	10,770
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.63358	$11.89151	279,411
2011	$11.89151	$11.23329	229,133
2012	$11.23329	$12.66212	195,171
2013	$12.66212	$16.23895	153,746
2014	$16.23895	$17.82300	109,675
2015	$17.82300	$16.87534	78,427
2016	$16.87534	$19.33052	59,481
2017	$19.33052	$20.32397	54,665
2018	$20.32397	$16.99192	36,173
2019	$16.99192	$20.50838	31,826

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.61568	$12.51662	148,828
2011	$12.51662	$11.43415	133,416
2012	$11.43415	$12.20711	129,237
2013	$12.20711	$16.51611	87,252
2014	$16.51611	$16.55270	62,450
2015	$16.55270	$15.31374	51,415
2016	$15.31374	$13.73827	44,438
2017	$13.73827	$18.73960	28,749
2018	$18.73960	$20.38160	21,299
2019	$20.38160	$28.07453	16,650
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$20.33650	$21.96286	62,028
2011	$21.96286	$23.10258	54,786
2012	$23.10258	$26.79843	46,091
2013	$26.79843	$24.06303	45,353
2014	$24.06303	$24.36487	35,085
2015	$24.36487	$23.69564	29,418
2016	$23.69564	$25.78733	25,001
2017	$25.78733	$27.81164	22,247
2018	$27.81164	$25.43977	20,252
2019	$25.43977	$28.58348	19,511
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$14.08605	$15.80940	197,080
2011	$15.80940	$16.96656	161,094
2012	$16.96656	$19.29923	125,040
2013	$19.29923	$22.72661	101,184
2014	$22.72661	$23.37403	79,540
2015	$23.37403	$24.42901	43,659
2016	$24.42901	$25.34467	31,201
2017	$25.34467	$31.36653	19,720
2018	$31.36653	$30.31985	13,715
2019	$30.31985	$38.64959	13,426
Morgan Stanley VIF Growth Portfolio, Class I
2010	$12.27210	$14.83818	58,516
2011	$14.83818	$14.19407	56,387
2012	$14.19407	$15.97602	41,660
2013	$15.97602	$23.28026	23,028
2014	$23.28026	$24.36736	20,724
2015	$24.36736	$26.91495	16,003
2016	$26.91495	$26.05481	8,829
2017	$26.05481	$36.70648	7,696
2018	$36.70648	$38.84369	6,057
2019	$38.84369	$50.38573	4,750
Morgan Stanley VIF Growth Portfolio, Class II
2010	$12.09163	$14.59015	22,022
2011	$14.59015	$13.92204	21,100
2012	$13.92204	$15.62548	19,567
2013	$15.62548	$22.71570	13,216
2014	$22.71570	$23.71566	12,370
2015	$23.71566	$26.13180	9,953
2016	$26.13180	$25.22310	9,955
2017	$25.22310	$35.45375	8,485
2018	$35.45375	$37.43370	7,530
2019	$37.43370	$48.43224	5,932

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$19.02752	$24.25439	104,933
2011	$24.25439	$25.22104	92,839
2012	$25.22104	$28.69627	78,744
2013	$28.69627	$28.73476	69,490
2014	$28.73476	$36.59943	50,182
2015	$36.59943	$36.70990	37,557
2016	$36.70990	$38.49349	31,354
2017	$38.49349	$38.97089	25,720
2018	$38.97089	$35.29257	22,474
2019	$35.29257	$41.21874	19,732
Putnam VT Equity Income Fund - Class IB
2010	$12.78258	$14.16530	240,229
2011	$14.16530	$14.20840	203,258
2012	$14.20840	$16.68114	174,991
2013	$16.68114	$21.73738	137,676
2014	$21.73738	$24.10008	96,147
2015	$24.10008	$22.99523	80,032
2016	$22.99523	$25.71833	60,027
2017	$25.71833	$30.06275	102,526
2018	$30.06275	$27.07166	78,571
2019	$27.07166	$34.74239	56,490
Putnam VT George Putnam Balanced Fund - Class IB
2010	$10.41818	$11.36253	130,769
2011	$11.36253	$11.49194	120,765
2012	$11.49194	$12.72633	100,574
2013	$12.72633	$14.79023	89,907
2014	$14.79023	$16.10923	71,290
2015	$16.10923	$15.67388	62,171
2016	$15.67388	$16.66099	51,366
2017	$16.66099	$18.87082	49,218
2018	$18.87082	$17.98620	42,690
2019	$17.98620	$21.94975	36,727
Putnam VT Global Asset Allocation Fund - Class IB
2010	$13.83903	$15.61967	78,587
2011	$15.61967	$15.30752	65,430
2012	$15.30752	$17.20238	46,262
2013	$17.20238	$20.22889	41,476
2014	$20.22889	$21.78312	33,557
2015	$21.78312	$21.47384	21,420
2016	$21.47384	$22.55205	17,183
2017	$22.55205	$25.59902	16,392
2018	$25.59902	$23.36186	14,787
2019	$23.36186	$26.92947	14,518
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.03884	2,339

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$13.32457	$13.43630	27,103
2011	$13.43630	$13.06738	22,709
2012	$13.06738	$15.72262	20,443
2013	$15.72262	$21.91935	17,546
2014	$21.91935	$27.53376	14,661
2015	$27.53376	$29.20583	12,211
2016	$29.20583	$25.47984	10,690
2017	$25.47984	$28.91270	8,144
2018	$28.91270	$28.28222	8,334
2019	$28.28222	$36.26466	6,634
Putnam VT Government Money Market Fund - Class IB
2010	$10.41078	$10.24909	909,223
2011	$10.24909	$10.08771	817,149
2012	$10.08771	$9.92787	700,211
2013	$9.92787	$9.77099	664,568
2014	$9.77099	$9.61659	489,731
2015	$9.61659	$9.46464	415,951
2016	$9.46464	$9.31555	354,531
2017	$9.31555	$9.19041	337,260
2018	$9.19041	$9.15043	273,837
2019	$9.15043	$9.14494	263,770
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	77,662
2017	$10.05461	$12.95348	63,281
2018	$12.95348	$13.05008	54,727
2019	$13.05008	$17.56178	43,056
Putnam VT High Yield Fund - Class IB
2010	$17.46993	$19.60638	165,844
2011	$19.60638	$19.63395	140,532
2012	$19.63395	$22.41418	113,633
2013	$22.41418	$23.79047	91,399
2014	$23.79047	$23.77706	72,646
2015	$23.77706	$22.14661	57,285
2016	$22.14661	$25.18430	45,607
2017	$25.18430	$26.51546	39,672
2018	$26.51546	$25.03118	33,760
2019	$25.03118	$28.18014	29,086
Putnam VT Income Fund - Class IB
2010	$12.47244	$13.48565	546,039
2011	$13.48565	$13.93547	445,768
2012	$13.93547	$15.18665	403,067
2013	$15.18665	$15.22488	349,813
2014	$15.22488	$15.95014	271,554
2015	$15.95014	$15.46755	209,002
2016	$15.46755	$15.52662	165,601
2017	$15.52662	$16.13567	141,581
2018	$16.13567	$15.91005	107,845
2019	$15.91005	$17.51971	125,014

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$15.35906	$16.63045	133,045
2011	$16.63045	$13.59484	120,706
2012	$13.59484	$16.31020	103,528
2013	$16.31020	$20.55663	77,716
2014	$20.55663	$18.85862	65,975
2015	$18.85862	$18.58476	53,100
2016	$18.58476	$17.84134	45,564
2017	$17.84134	$22.22610	34,295
2018	$22.22610	$17.69080	30,979
2019	$17.69080	$21.78916	27,337
Putnam VT Multi-Cap Core Fund - Class IB
2010	$12.38902	$13.88923	51,133
2011	$13.88923	$13.67469	47,305
2012	$13.67469	$15.72153	35,820
2013	$15.72153	$20.90601	31,256
2014	$20.90601	$23.43606	28,781
2015	$23.43606	$22.56125	27,117
2016	$22.56125	$24.87945	24,441
2017	$24.87945	$30.08234	23,972
2018	$30.08234	$27.34232	23,163
2019	$27.34232	$35.42005	22,498
Putnam VT Research Fund - Class IB
2010	$12.33975	$14.13239	10,427
2011	$14.13239	$13.66512	8,739
2012	$13.66512	$15.85694	6,755
2013	$15.85694	$20.81104	5,900
2014	$20.81104	$23.52360	4,878
2015	$23.52360	$22.79187	4,138
2016	$22.79187	$24.69154	3,780
2017	$24.69154	$29.97380	2,614
2018	$29.97380	$28.10584	2,351
2019	$28.10584	$36.85296	1,819
Putnam VT Sustainable Leaders Fund - Class IB
2010	$13.85454	$16.30093	67,256
2011	$16.30093	$15.22683	59,876
2012	$15.22683	$17.49552	50,327
2013	$17.49552	$23.49150	39,966
2014	$23.49150	$26.23654	38,522
2015	$26.23654	$25.74456	37,589
2016	$25.74456	$27.30980	32,119
2017	$27.30980	$34.73186	30,238
2018	$34.73186	$33.65567	29,347
2019	$33.65567	$45.16359	13,620
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.61632	$9.82414	0
2011	$9.82414	$9.31329	0
2012	$9.31329	$10.54660	0
2013	$10.54660	$13.46738	0
2014	$13.46738	$14.66256	0
2015	$14.66256	$14.35684	0
2016	$14.35684	$15.08259	0
2017	$15.08259	$17.88567	0
2018	$17.88567	$16.28268	0
2019	$16.28268	$20.84656	0
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.69318	$10.63780	0
2011	$10.63780	$10.32916	0
2012	$10.32916	$11.23797	0
2013	$11.23797	$12.40430	0
2014	$12.40430	$12.60480	0
2015	$12.60480	$12.22574	0
2016	$12.22574	$12.54571	0
2017	$12.54571	$13.80165	0
2018	$13.80165	$12.88487	0
2019	$12.88487	$14.54543	0
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.18163	$10.23607	0
2011	$10.23607	$9.85780	0
2012	$9.85780	$10.86812	0
2013	$10.86812	$12.25452	0
2014	$12.25452	$12.49849	0
2015	$12.49849	$12.13131	0
2016	$12.13131	$12.51655	0
2017	$12.51655	$14.19241	0
2018	$14.19241	$12.99828	0
2019	$12.99828	$15.19690	0
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.71513	$9.84872	0
2011	$9.84872	$9.33225	0
2012	$9.33225	$10.48080	0
2013	$10.48080	$12.40788	0
2014	$12.40788	$12.67280	0
2015	$12.67280	$12.29177	0
2016	$12.29177	$12.75057	0
2017	$12.75057	$15.00914	0
2018	$15.00914	$13.45696	0
2019	$13.45696	$16.28877	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.34112	$10.81526	0
2011	$10.81526	$10.69312	0
2012	$10.69312	$11.07867	0
2013	$11.07867	$11.36554	0
2014	$11.36554	$11.47466	0
2015	$11.47466	$11.12518	0
2016	$11.12518	$11.30153	0
2017	$11.30153	$11.94364	0
2018	$11.94364	$11.38176	0
2019	$11.38176	$12.39177	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.03465	0
2016	$17.03465	$16.62216	0
2017	$16.62216	$21.75249	0
2018	$21.75249	$23.80153	0
2019	$23.80153	$32.61316	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.32452	$9.31304	0
2011	$9.31304	$9.24366	0
2012	$9.24366	$10.42188	0
2013	$10.42188	$13.40530	0
2014	$13.40530	$14.80856	0
2015	$14.80856	$14.59614	0
2016	$14.59614	$15.88228	0
2017	$15.88228	$18.80604	0
2018	$18.80604	$17.47073	0
2019	$17.47073	$22.32426	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$8.85937	$11.10732	0
2011	$11.10732	$9.65570	0
2012	$9.65570	$10.78576	0
2013	$10.78576	$14.28992	0
2014	$14.28992	$14.77454	0
2015	$14.77454	$14.17197	0
2016	$14.17197	$15.46787	0
2017	$15.46787	$18.18406	0
2018	$18.18406	$15.11221	0
2019	$15.11221	$18.15375	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.07164	$13.73464	1,085
2011	$13.73464	$13.71560	400
2012	$13.71560	$15.00904	388
2013	$15.00904	$18.96837	133
2014	$18.96837	$20.18586	132
2015	$20.18586	$19.50424	131
2016	$19.50424	$21.23051	131
2017	$21.23051	$23.98914	130
2018	$23.98914	$22.32123	129
2019	$22.32123	$27.35477	128

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.70909	$12.86468	0
2011	$12.86468	$12.84417	0
2012	$12.84417	$14.10818	0
2013	$14.10818	$15.67488	0
2014	$15.67488	$15.99009	0
2015	$15.99009	$14.49194	0
2016	$14.49194	$16.11397	0
2017	$16.11397	$17.23617	8,188
2018	$17.23617	$16.08412	7,777
2019	$16.08412	$18.20547	7,414
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.36091	$10.18585	6,770
2011	$10.18585	$9.78314	7,683
2012	$9.78314	$10.71913	2,016
2013	$10.71913	$13.44537	1,835
2014	$13.44537	$14.74430	1,712
2015	$14.74430	$15.18572	1,104
2016	$15.18572	$14.54317	482
2017	$14.54317	$18.17085	482
2018	$18.17085	$17.45884	482
2019	$17.45884	$22.91482	482
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.01754	$10.93644	195
2011	$10.93644	$10.34899	194
2012	$10.34899	$11.43864	192
2013	$11.43864	$14.23423	191
2014	$14.23423	$14.67212	190
2015	$14.67212	$13.78450	188
2016	$13.78450	$15.07891	187
2017	$15.07891	$15.97090	186
2018	$15.97090	$13.82658	185
2019	$13.82658	$16.77069	184
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.08757	$14.19059	0
2011	$14.19059	$13.69373	0
2012	$13.69373	$15.25383	0
2013	$15.25383	$19.07786	0
2014	$19.07786	$19.92774	0
2015	$19.92774	$18.47219	0
2016	$18.47219	$20.90616	0
2017	$20.90616	$22.09180	0
2018	$22.09180	$19.58915	0
2019	$19.58915	$23.41718	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$16.51995	$20.65536	3,165
2011	$20.65536	$19.38459	3,074
2012	$19.38459	$22.37637	2,032
2013	$22.37637	$29.72656	1,947
2014	$29.72656	$29.15171	1,846
2015	$29.15171	$26.32585	1,747
2016	$26.32585	$33.42228	1,532
2017	$33.42228	$36.06882	476
2018	$36.06882	$30.64252	451
2019	$30.64252	$37.75887	446

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$15.46369	$19.24444	0
2011	$19.24444	$17.85955	0
2012	$17.85955	$19.30333	0
2013	$19.30333	$26.00494	0
2014	$26.00494	$27.25209	0
2015	$27.25209	$25.86725	0
2016	$25.86725	$26.27675	0
2017	$26.27675	$31.11200	0
2018	$31.11200	$28.70847	0
2019	$28.70847	$36.80001	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.31460	$11.61584	0
2011	$11.61584	$11.97087	0
2012	$11.97087	$11.89229	0
2013	$11.89229	$11.33658	0
2014	$11.33658	$11.42840	0
2015	$11.42840	$11.19672	0
2016	$11.19672	$10.99113	0
2017	$10.99113	$10.86315	0
2018	$10.86315	$10.62874	0
2019	$10.62874	$10.90806	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$30.80595	$35.32266	92
2011	$35.32266	$28.98268	91
2012	$28.98268	$31.97882	95
2013	$31.97882	$30.89498	64
2014	$30.89498	$27.59745	64
2015	$27.59745	$21.63442	64
2016	$21.63442	$24.77721	63
2017	$24.77721	$33.93080	63
2018	$33.93080	$27.86037	63
2019	$27.86037	$34.42537	62
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$17.35634	$18.34734	2,985
2011	$18.34734	$15.98841	3,679
2012	$15.98841	$18.43185	1,315
2013	$18.43185	$22.10172	725
2014	$22.10172	$19.15209	777
2015	$19.15209	$17.46247	775
2016	$17.46247	$18.25070	230
2017	$18.25070	$20.77131	133
2018	$20.77131	$17.12681	107
2019	$17.12681	$18.79603	104
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$19.29436	$21.53257	0
2011	$21.53257	$20.81486	0
2012	$20.81486	$23.35311	0
2013	$23.35311	$23.14262	0
2014	$23.14262	$22.98001	0
2015	$22.98001	$21.44307	0
2016	$21.44307	$21.52509	0
2017	$21.52509	$21.39757	0
2018	$21.39757	$21.26979	0
2019	$21.26979	$21.16132	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.27999	$12.00504	3,381
2011	$12.00504	$11.54587	2,288
2012	$11.54587	$12.81210	691
2013	$12.81210	$16.16980	449
2014	$16.16980	$18.15246	434
2015	$18.15246	$18.27890	206
2016	$18.27890	$17.39199	205
2017	$17.39199	$21.45832	205
2018	$21.45832	$19.67838	205
2019	$19.67838	$26.07140	205
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.00204	$10.98961	0
2011	$10.98961	$10.75769	0
2012	$10.75769	$11.75892	0
2013	$11.75892	$12.93773	0
2014	$12.93773	$13.62691	0
2015	$13.62691	$13.36294	0
2016	$13.36294	$13.67774	0
2017	$13.67774	$14.53353	0
2018	$14.53353	$13.38803	0
2019	$13.38803	$15.30487	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.34190	$12.82383	2,865
2011	$12.82383	$12.60973	2,702
2012	$12.60973	$14.28251	2,564
2013	$14.28251	$18.88862	2,447
2014	$18.88862	$19.43575	2,308
2015	$19.43575	$20.15479	2,172
2016	$20.15479	$20.06296	1,958
2017	$20.06296	$25.13530	488
2018	$25.13530	$22.96480	485
2019	$22.96480	$31.13380	483
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$17.04694	$19.23317	139
2011	$19.23317	$17.15574	142
2012	$17.15574	$20.23224	151
2013	$20.23224	$25.05372	0
2014	$25.05372	$24.93214	0
2015	$24.93214	$25.20410	0
2016	$25.20410	$24.53959	0
2017	$24.53959	$32.62642	0
2018	$32.62642	$27.55355	0
2019	$27.55355	$35.32469	0
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$13.68766	$15.31867	5,418
2011	$15.31867	$15.03517	4,336
2012	$15.03517	$16.58764	4,640
2013	$16.58764	$16.11524	1,846
2014	$16.11524	$16.10550	1,778
2015	$16.10550	$15.31310	1,067
2016	$15.31310	$15.86841	984
2017	$15.86841	$16.41063	651
2018	$16.41063	$15.27613	620
2019	$15.27613	$16.47856	616

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$11.67981	$13.19165	7,319
2011	$13.19165	$12.82340	7,522
2012	$12.82340	$14.58016	3,105
2013	$14.58016	$18.68708	1,884
2014	$18.68708	$20.11698	1,799
2015	$20.11698	$20.22552	1,123
2016	$20.22552	$21.95176	796
2017	$21.95176	$24.97127	615
2018	$24.97127	$22.37839	583
2019	$22.37839	$28.75183	579
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$15.69479	$18.83296	1,634
2011	$18.83296	$17.92729	1,610
2012	$17.92729	$20.56867	560
2013	$20.56867	$28.20468	77
2014	$28.20468	$30.70773	73
2015	$30.70773	$28.11832	69
2016	$28.11832	$32.26598	65
2017	$32.26598	$35.84648	0
2018	$35.84648	$31.27089	0
2019	$31.27089	$38.46774	0
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.60320	$7.16519	0
2011	$7.16519	$7.54128	2,486
2012	$7.54128	$8.10115	2,441
2013	$8.10115	$7.86940	2,644
2014	$7.86940	$8.20490	2,508
2015	$8.20490	$8.05690	2,360
2016	$8.05690	$8.09661	0
2017	$8.09661	$8.24231	0
2018	$8.24231	$7.93205	0
2019	$7.93205	$8.45161	0
Invesco V.I. American Franchise Fund - Series II
2010	$11.61215	$13.53873	9,787
2011	$13.53873	$12.35859	9,206
2012	$12.35859	$13.66457	8,713
2013	$13.66457	$18.62708	8,295
2014	$18.62708	$19.64696	7,798
2015	$19.64696	$20.06775	7,312
2016	$20.06775	$19.96414	6,618
2017	$19.96414	$24.73371	1,265
2018	$24.73371	$23.18016	1,258
2019	$23.18016	$30.84199	1,251
Invesco V.I. American Value Fund - Series I
2010	$11.83546	$14.10789	913
2011	$14.10789	$13.88413	859
2012	$13.88413	$15.88053	812
2013	$15.88053	$20.79166	112
2014	$20.79166	$22.25082	106
2015	$22.25082	$19.71629	101
2016	$19.71629	$22.20565	95
2017	$22.20565	$23.81490	0
2018	$23.81490	$20.28519	0
2019	$20.28519	$24.73464	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$11.76263	$14.01422	149
2011	$14.01422	$13.77891	395
2012	$13.77891	$15.72917	375
2013	$15.72917	$20.54222	331
2014	$20.54222	$21.92924	314
2015	$21.92924	$19.38174	321
2016	$19.38174	$21.77678	143
2017	$21.77678	$23.29522	142
2018	$23.29522	$19.79292	142
2019	$19.79292	$24.07344	141
Invesco V.I. Comstock Fund - Series II
2010	$9.66720	$10.90627	2,332
2011	$10.90627	$10.41102	2,320
2012	$10.41102	$12.07231	549
2013	$12.07231	$15.96889	530
2014	$15.96889	$16.98833	512
2015	$16.98833	$15.53906	244
2016	$15.53906	$17.72733	243
2017	$17.72733	$20.32825	243
2018	$20.32825	$17.37107	243
2019	$17.37107	$21.16695	243
Invesco V.I. Equity and Income Fund - Series II
2010	$11.37006	$12.42106	2,466
2011	$12.42106	$11.95498	2,429
2012	$11.95498	$13.10065	2,396
2013	$13.10065	$15.95363	2,363
2014	$15.95363	$16.92026	2,331
2015	$16.92026	$16.07237	0
2016	$16.07237	$17.99852	0
2017	$17.99852	$19.44625	0
2018	$19.44625	$17.11790	0
2019	$17.11790	$20.03517	0
Invesco V.I. Growth and Income Fund - Series II
2010	$14.27048	$15.61194	4,380
2011	$15.61194	$14.87964	4,296
2012	$14.87964	$16.58994	1,759
2013	$16.58994	$21.63971	682
2014	$21.63971	$23.20367	659
2015	$23.20367	$21.87622	466
2016	$21.87622	$25.47801	386
2017	$25.47801	$28.33671	206
2018	$28.33671	$23.87616	170
2019	$23.87616	$29.07222	166
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.11421	$13.79362	906
2011	$13.79362	$12.19168	852
2012	$12.19168	$13.26951	806
2013	$13.26951	$17.67552	111
2014	$17.67552	$18.56104	105
2015	$18.56104	$18.28737	99
2016	$18.28737	$17.93529	93
2017	$17.93529	$21.36551	0
2018	$21.36551	$19.61015	0
2019	$19.61015	$25.62866	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$11.87271	$13.00286	2,116
2011	$13.00286	$13.23564	2,538
2012	$13.23564	$14.52279	1,115
2013	$14.52279	$15.31854	901
2014	$15.31854	$15.58642	871
2015	$15.58642	$14.96560	647
2016	$14.96560	$16.36488	184
2017	$16.36488	$17.43091	184
2018	$17.43091	$16.31429	184
2019	$16.31429	$18.03567	184
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.28433	$13.09722	0
2011	$13.09722	$12.19833	0
2012	$12.19833	$13.15244	0
2013	$13.15244	$17.41124	0
2014	$17.41124	$18.19016	0
2015	$18.19016	$17.12637	0
2016	$17.12637	$19.33068	0
2017	$19.33068	$21.22411	0
2018	$21.22411	$19.00811	0
2019	$19.00811	$22.52656	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.07277	$10.38754	0
2011	$10.38754	$9.51344	0
2012	$9.51344	$10.39727	0
2013	$10.39727	$13.77808	0
2014	$13.77808	$14.46313	0
2015	$14.46313	$13.69918	0
2016	$13.69918	$15.64529	0
2017	$15.64529	$17.30075	0
2018	$17.30075	$15.49637	0
2019	$15.49637	$18.51260	0
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.06150	$14.45771	0
2011	$14.45771	$12.68171	0
2012	$12.68171	$14.10890	0
2013	$14.10890	$18.85893	0
2014	$18.85893	$19.50542	0
2015	$19.50542	$19.53760	0
2016	$19.53760	$19.28742	0
2017	$19.28742	$23.12085	0
2018	$23.12085	$21.89433	0
2019	$21.89433	$29.11839	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.17988	$11.22798	3,893
2011	$11.22798	$10.50963	3,962
2012	$10.50963	$11.73783	496
2013	$11.73783	$14.91600	164
2014	$14.91600	$16.22129	163
2015	$16.22129	$15.21827	162
2016	$15.21827	$17.27343	161
2017	$17.27343	$17.99756	160
2018	$17.99756	$14.91061	160
2019	$14.91061	$17.83442	159

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.29602	$11.99003	0
2011	$11.99003	$10.85309	314
2012	$10.85309	$11.48051	313
2013	$11.48051	$15.39111	248
2014	$15.39111	$15.28410	243
2015	$15.28410	$14.01070	246
2016	$14.01070	$12.45462	0
2017	$12.45462	$16.83574	0
2018	$16.83574	$18.14509	0
2019	$18.14509	$24.76900	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$19.05399	$20.38970	0
2011	$20.38970	$21.25219	0
2012	$21.25219	$24.42612	0
2013	$24.42612	$21.73217	0
2014	$21.73217	$21.80351	0
2015	$21.80351	$21.01065	0
2016	$21.01065	$22.65687	0
2017	$22.65687	$24.21531	0
2018	$24.21531	$21.94961	0
2019	$21.94961	$24.44012	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.33060	$14.82484	154
2011	$14.82484	$15.76476	153
2012	$15.76476	$17.76785	152
2013	$17.76785	$20.73210	151
2014	$20.73210	$21.12775	150
2015	$21.12775	$21.87943	149
2016	$21.87943	$22.49258	148
2017	$22.49258	$27.58611	147
2018	$27.58611	$26.42408	147
2019	$26.42408	$33.38042	146
Morgan Stanley VIF Growth Portfolio, Class I
2010	$11.64901	$13.95618	2,840
2011	$13.95618	$13.22853	1,648
2012	$13.22853	$14.75276	1,558
2013	$14.75276	$21.30137	215
2014	$21.30137	$22.09219	203
2015	$22.09219	$24.17878	192
2016	$24.17878	$23.19264	181
2017	$23.19264	$32.38018	0
2018	$32.38018	$33.95521	0
2019	$33.95521	$43.64839	0
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.47774	$13.72293	0
2011	$13.72293	$12.97504	0
2012	$12.97504	$14.42911	0
2013	$14.42911	$20.78486	0
2014	$20.78486	$21.50140	0
2015	$21.50140	$23.47533	0
2016	$23.47533	$22.45237	0
2017	$22.45237	$31.27518	0
2018	$31.27518	$32.72275	0
2019	$32.72275	$41.95620	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$17.82666	$22.51624	1,397
2011	$22.51624	$23.20002	1,316
2012	$23.20002	$26.15489	1,248
2013	$26.15489	$25.95041	239
2014	$25.95041	$32.75110	230
2015	$32.75110	$32.54956	221
2016	$32.54956	$33.82004	213
2017	$33.82004	$33.93104	81
2018	$33.93104	$30.45010	81
2019	$30.45010	$35.24310	80
Putnam VT Equity Income Fund - Class IB
2010	$11.97609	$13.15030	10,689
2011	$13.15030	$13.06992	10,121
2012	$13.06992	$15.20393	8,261
2013	$15.20393	$19.63138	7,836
2014	$19.63138	$21.56616	7,370
2015	$21.56616	$20.38924	6,744
2016	$20.38924	$22.59583	5,939
2017	$22.59583	$26.17493	1,399
2018	$26.17493	$23.35721	1,383
2019	$23.35721	$29.70581	1,376
Putnam VT George Putnam Balanced Fund - Class IB
2010	$9.76093	$10.54842	271
2011	$10.54842	$10.57121	268
2012	$10.57121	$11.59940	265
2013	$11.59940	$13.35732	262
2014	$13.35732	$14.41551	259
2015	$14.41551	$13.89764	256
2016	$13.89764	$14.63817	133
2017	$14.63817	$16.43037	70
2018	$16.43037	$15.51838	7
2019	$15.51838	$18.76772	0
Putnam VT Global Asset Allocation Fund - Class IB
2010	$12.96609	$14.50071	0
2011	$14.50071	$14.08125	0
2012	$14.08125	$15.67929	0
2013	$15.67929	$18.26933	0
2014	$18.26933	$19.49312	0
2015	$19.49312	$19.04060	0
2016	$19.04060	$19.81430	0
2017	$19.81430	$22.28881	0
2018	$22.28881	$20.15677	0
2019	$20.15677	$23.02584	0
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$10.98376	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$12.48401	$12.47363	8
2011	$12.47363	$12.02042	8
2012	$12.02042	$14.33043	8
2013	$14.33043	$19.79597	8
2014	$19.79597	$24.63930	8
2015	$24.63930	$25.89659	8
2016	$25.89659	$22.38663	4
2017	$22.38663	$25.17394	2
2018	$25.17394	$24.40199	0
2019	$24.40199	$31.00777	0
Putnam VT Government Money Market Fund - Class IB
2010	$9.75404	$9.51473	7,675
2011	$9.51473	$9.27949	7,027
2012	$9.27949	$9.04872	4,992
2013	$9.04872	$8.82429	24,369
2014	$8.82429	$8.60543	22,939
2015	$8.60543	$8.39199	1,365
2016	$8.39199	$8.18447	18,820
2017	$8.18447	$8.00176	648
2018	$8.00176	$7.89486	648
2019	$7.89486	$7.81911	648
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04402	0
2017	$10.04402	$12.82334	0
2018	$12.82334	$12.80202	0
2019	$12.80202	$17.07294	0
Putnam VT High Yield Fund - Class IB
2010	$16.36827	$18.20211	2,936
2011	$18.20211	$18.06143	2,789
2012	$18.06143	$20.43003	2,745
2013	$20.43003	$21.48623	2,711
2014	$21.48623	$21.27775	2,676
2015	$21.27775	$19.63738	132
2016	$19.63738	$22.12735	0
2017	$22.12735	$23.08705	0
2018	$23.08705	$21.59744	0
2019	$21.59744	$24.09568	0
Putnam VT Income Fund - Class IB
2010	$11.68579	$12.51961	3,996
2011	$12.51961	$12.81926	4,112
2012	$12.81926	$13.84219	2,613
2013	$13.84219	$13.75014	2,648
2014	$13.75014	$14.27346	2,536
2015	$14.27346	$13.71502	1,839
2016	$13.71502	$13.64187	579
2017	$13.64187	$14.04927	579
2018	$14.04927	$13.72746	579
2019	$13.72746	$14.98030	579

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$14.39007	$15.43896	4,119
2011	$15.43896	$12.50545	3,937
2012	$12.50545	$14.86575	3,781
2013	$14.86575	$18.56491	3,648
2014	$18.56491	$16.87559	3,494
2015	$16.87559	$16.47841	3,342
2016	$16.47841	$15.67494	2,945
2017	$15.67494	$19.35144	1,523
2018	$19.35144	$15.26315	1,514
2019	$15.26315	$18.62994	1,506
Putnam VT Multi-Cap Core Fund - Class IB
2010	$11.60737	$12.89405	0
2011	$12.89405	$12.57902	0
2012	$12.57902	$14.32934	0
2013	$14.32934	$18.88062	0
2014	$18.88062	$20.97203	0
2015	$20.97203	$20.00454	0
2016	$20.00454	$21.85890	0
2017	$21.85890	$26.19214	0
2018	$26.19214	$23.59089	0
2019	$23.59089	$30.28542	0
Putnam VT Research Fund - Class IB
2010	$11.56121	$13.11979	0
2011	$13.11979	$12.57022	0
2012	$12.57022	$14.45274	0
2013	$14.45274	$18.79482	0
2014	$18.79482	$21.05035	0
2015	$21.05035	$20.20898	0
2016	$20.20898	$21.69373	0
2017	$21.69373	$26.09756	0
2018	$26.09756	$24.24957	0
2019	$24.24957	$31.51048	0
Putnam VT Sustainable Leaders Fund - Class IB
2010	$12.98047	$15.13302	0
2011	$15.13302	$14.00682	0
2012	$14.00682	$15.94624	0
2013	$15.94624	$21.21562	0
2014	$21.21562	$23.47807	0
2015	$23.47807	$22.82706	0
2016	$22.82706	$23.99412	0
2017	$23.99412	$30.24035	0
2018	$30.24035	$29.03800	0
2019	$29.03800	$38.61639	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.91256	$10.25560	164,209
2011	$10.25560	$9.81187	144,054
2012	$9.81187	$11.21398	100,760
2013	$11.21398	$14.45166	78,733
2014	$14.45166	$15.87939	62,262
2015	$15.87939	$15.69182	43,992
2016	$15.69182	$16.63677	42,119
2017	$16.63677	$19.90796	36,951
2018	$19.90796	$18.28935	32,337
2019	$18.28935	$23.62829	28,004
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$10.02628	$11.10483	60,223
2011	$11.10483	$10.88193	59,897
2012	$10.88193	$11.94889	52,071
2013	$11.94889	$13.31069	33,428
2014	$13.31069	$13.65067	7,548
2015	$13.65067	$13.36238	7,230
2016	$13.36238	$13.83830	5,624
2017	$13.83830	$15.36200	5,600
2018	$15.36200	$14.47258	5,576
2019	$14.47258	$16.48610	5,553
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.49720	$10.68550	9,013
2011	$10.68550	$10.38539	8,631
2012	$10.38539	$11.55571	6,431
2013	$11.55571	$13.15002	7,914
2014	$13.15002	$13.53561	7,914
2015	$13.53561	$13.25926	7,914
2016	$13.25926	$13.80620	7,914
2017	$13.80620	$15.79700	7,914
2018	$15.79700	$14.60005	7,914
2019	$14.60005	$17.22458	7,914
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$9.01472	$10.28120	603
2011	$10.28120	$9.83179	601
2012	$9.83179	$11.14396	13,252
2013	$11.14396	$13.31467	12,857
2014	$13.31467	$13.72449	12,812
2015	$13.72449	$13.43474	12,768
2016	$13.43474	$14.06445	12,723
2017	$14.06445	$16.70619	12,685
2018	$16.70619	$15.11538	12,647
2019	$15.11538	$18.46229	12,613

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.69639	$11.29002	10,351
2011	$11.29002	$11.26526	9,775
2012	$11.26526	$11.77943	7,250
2013	$11.77943	$12.19595	4,066
2014	$12.19595	$12.42670	3,112
2015	$12.42670	$12.15944	2,614
2016	$12.15944	$12.46586	651
2017	$12.46586	$13.29387	494
2018	$13.29387	$12.78418	307
2019	$12.78418	$14.04503	305
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.61848	248
2016	$18.61848	$18.33484	247
2017	$18.33484	$24.21170	247
2018	$24.21170	$26.73435	246
2019	$26.73435	$36.96425	246
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.61072	$9.72205	58,553
2011	$9.72205	$9.73849	57,984
2012	$9.73849	$11.08134	53,033
2013	$11.08134	$14.38498	52,953
2014	$14.38498	$16.03741	52,904
2015	$16.03741	$15.95325	52,881
2016	$15.95325	$17.51869	59,122
2017	$17.51869	$20.93217	71,916
2018	$20.93217	$19.62361	71,866
2019	$19.62361	$25.30286	71,662
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$9.16393	$11.59503	34,385
2011	$11.59503	$10.17259	30,938
2012	$10.17259	$11.46826	24,184
2013	$11.46826	$15.33425	22,235
2014	$15.33425	$16.00064	20,163
2015	$16.00064	$15.48976	16,418
2016	$15.48976	$17.06174	5,595
2017	$17.06174	$20.24008	5,192
2018	$20.24008	$16.97467	4,302
2019	$16.97467	$20.57623	3,318
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.88443	$14.79456	53,880
2011	$14.79456	$14.91011	37,462
2012	$14.91011	$16.46714	29,246
2013	$16.46714	$21.00305	22,322
2014	$21.00305	$22.55743	18,398
2015	$22.55743	$21.99693	16,634
2016	$21.99693	$24.16413	13,347
2017	$24.16413	$27.55208	12,695
2018	$27.55208	$25.87067	12,066
2019	$25.87067	$31.99247	5,182

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.33504	$13.67738	413,030
2011	$13.67738	$13.78132	278,944
2012	$13.78132	$15.27759	197,379
2013	$15.27759	$17.13076	157,183
2014	$17.13076	$17.63654	138,150
2015	$17.63654	$16.13172	106,179
2016	$16.13172	$18.10230	85,899
2017	$18.10230	$19.53898	75,964
2018	$19.53898	$18.39956	63,904
2019	$18.39956	$21.01538	56,036
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.82352	$10.78780	161,248
2011	$10.78780	$10.45672	119,551
2012	$10.45672	$11.56312	96,199
2013	$11.56312	$14.63781	77,959
2014	$14.63781	$16.20007	63,161
2015	$16.20007	$16.83907	46,654
2016	$16.83907	$16.27501	39,842
2017	$16.27501	$20.51942	32,711
2018	$20.51942	$19.89555	22,241
2019	$19.89555	$26.35011	18,494
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.36174	$11.41650	120,659
2011	$11.41650	$10.90282	93,404
2012	$10.90282	$12.16227	66,637
2013	$12.16227	$15.27428	55,629
2014	$15.27428	$15.88949	42,986
2015	$15.88949	$15.06606	37,227
2016	$15.06606	$16.63249	31,504
2017	$16.63249	$17.77652	28,305
2018	$17.77652	$15.53041	27,037
2019	$15.53041	$19.00834	25,044
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.96880	$15.28577	159,607
2011	$15.28577	$14.88645	113,515
2012	$14.88645	$16.73584	83,588
2013	$16.73584	$21.12444	65,702
2014	$21.12444	$22.26915	57,172
2015	$22.26915	$20.83316	51,216
2016	$20.83316	$23.79520	38,642
2017	$23.79520	$25.37328	34,795
2018	$25.37328	$22.70448	29,889
2019	$22.70448	$27.38771	24,505
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$17.63237	$22.24947	49,377
2011	$22.24947	$21.07302	40,278
2012	$21.07302	$24.55037	34,393
2013	$24.55037	$32.91546	21,277
2014	$32.91546	$32.57700	19,452
2015	$32.57700	$29.69076	18,105
2016	$29.69076	$38.04094	11,096
2017	$38.04094	$41.42643	9,578
2018	$41.42643	$35.51586	9,150
2019	$35.51586	$44.16136	8,507

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$16.50493	$20.72958	1,713
2011	$20.72958	$19.41509	1,657
2012	$19.41509	$21.17883	1,756
2013	$21.17883	$28.79465	1,604
2014	$28.79465	$30.45417	1,006
2015	$30.45417	$29.17348	993
2016	$29.17348	$29.90811	840
2017	$29.90811	$35.73338	799
2018	$35.73338	$33.27418	778
2019	$33.27418	$43.03991	599
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.91938	$12.34963	100,956
2011	$12.34963	$12.84419	80,072
2012	$12.84419	$12.87796	70,496
2013	$12.87796	$12.38951	61,136
2014	$12.38951	$12.60513	47,756
2015	$12.60513	$12.46355	39,922
2016	$12.46355	$12.34732	34,617
2017	$12.34732	$12.31452	27,742
2018	$12.31452	$12.15883	21,417
2019	$12.15883	$12.59168	19,056
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$32.87945	$38.04754	17,301
2011	$38.04754	$31.50626	14,612
2012	$31.50626	$35.08492	14,814
2013	$35.08492	$34.20866	13,969
2014	$34.20866	$30.83967	11,106
2015	$30.83967	$24.39962	12,384
2016	$24.39962	$28.20107	10,499
2017	$28.20107	$38.97018	9,967
2018	$38.97018	$32.29076	10,047
2019	$32.29076	$40.26204	8,962
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$18.52480	$19.76305	133,918
2011	$19.76305	$17.38092	105,338
2012	$17.38092	$20.22251	77,549
2013	$20.22251	$24.47252	63,996
2014	$24.47252	$21.40241	59,239
2015	$21.40241	$19.69454	49,363
2016	$19.69454	$20.77296	39,589
2017	$20.77296	$23.85680	35,430
2018	$23.85680	$19.85073	29,948
2019	$19.85073	$21.98326	27,462
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$20.59307	$23.19386	69
2011	$23.19386	$22.62720	0
2012	$22.62720	$25.62130	0
2013	$25.62130	$25.62470	0
2014	$25.62470	$25.67952	0
2015	$25.67952	$24.18330	0
2016	$24.18330	$24.49920	0
2017	$24.49920	$24.57553	0
2018	$24.57553	$24.65192	0
2019	$24.65192	$24.74897	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.99283	$12.88139	68,853
2011	$12.88139	$12.50280	48,137
2012	$12.50280	$14.00229	33,575
2013	$14.00229	$17.83491	28,106
2014	$17.83491	$20.20647	21,753
2015	$20.20647	$20.53500	17,035
2016	$20.53500	$19.71844	14,328
2017	$19.71844	$24.54973	11,414
2018	$24.54973	$22.71910	9,271
2019	$22.71910	$30.37323	4,115
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.67560	$11.83786	34,820
2011	$11.83786	$11.69473	23,779
2012	$11.69473	$12.90144	17,920
2013	$12.90144	$14.32576	17,594
2014	$14.32576	$15.22812	10,931
2015	$15.22812	$15.07096	9,758
2016	$15.07096	$15.56796	8,971
2017	$15.56796	$16.69240	8,297
2018	$16.69240	$15.51722	4,578
2019	$15.51722	$17.89999	4,345
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$11.03842	$13.81367	19,366
2011	$13.81367	$13.70814	11,821
2012	$13.70814	$15.67028	7,171
2013	$15.67028	$20.91506	5,694
2014	$20.91506	$21.71956	4,684
2015	$21.71956	$22.73096	4,266
2016	$22.73096	$22.83565	3,601
2017	$22.83565	$28.86891	3,454
2018	$28.86891	$26.61708	2,450
2019	$26.61708	$36.41290	934
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$18.19464	$20.71730	12,923
2011	$20.71730	$18.64993	8,843
2012	$18.64993	$22.19779	8,304
2013	$22.19779	$27.74119	7,499
2014	$27.74119	$27.86139	6,507
2015	$27.86139	$28.42528	6,085
2016	$28.42528	$27.93060	5,359
2017	$27.93060	$37.47222	4,026
2018	$37.47222	$31.93525	4,102
2019	$31.93525	$41.31392	3,691
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$14.60909	$16.50070	174,038
2011	$16.50070	$16.34442	135,197
2012	$16.34442	$18.19890	114,916
2013	$18.19890	$17.84381	104,407
2014	$17.84381	$17.99761	86,175
2015	$17.99761	$17.27010	73,149
2016	$17.27010	$18.06108	60,705
2017	$18.06108	$18.84804	55,929
2018	$18.84804	$17.70530	45,289
2019	$17.70530	$19.27236	40,960

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$12.46629	$14.20974	137,070
2011	$14.20974	$13.94030	103,909
2012	$13.94030	$15.99665	84,145
2013	$15.99665	$20.69161	69,267
2014	$20.69161	$22.48047	58,915
2015	$22.48047	$22.81036	42,294
2016	$22.81036	$24.98502	28,735
2017	$24.98502	$28.68005	23,523
2018	$28.68005	$25.93695	15,984
2019	$25.93695	$33.62641	13,497
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$16.75164	$20.28643	30,478
2011	$20.28643	$19.48877	25,911
2012	$19.48877	$22.56703	22,649
2013	$22.56703	$31.23020	12,489
2014	$31.23020	$34.31554	10,953
2015	$34.31554	$31.71202	9,526
2016	$31.71202	$36.72455	7,963
2017	$36.72455	$41.17068	7,902
2018	$41.17068	$36.24380	4,815
2019	$36.24380	$44.98997	2,285
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.92944	$7.58855	213,012
2011	$7.58855	$8.06033	164,661
2012	$8.06033	$8.73884	148,445
2013	$8.73884	$8.56721	126,006
2014	$8.56721	$9.01488	108,351
2015	$9.01488	$8.93399	72,550
2016	$8.93399	$9.06064	58,532
2017	$9.06064	$9.30756	56,517
2018	$9.30756	$9.03900	42,629
2019	$9.03900	$9.71851	41,965
Invesco V.I. American Franchise Fund - Series II
2010	$12.39414	$14.58366	24,429
2011	$14.58366	$13.43509	17,815
2012	$13.43509	$14.99225	10,675
2013	$14.99225	$20.62541	8,938
2014	$20.62541	$21.95548	5,535
2015	$21.95548	$22.63271	6,150
2016	$22.63271	$22.72308	4,712
2017	$22.72308	$28.40753	4,624
2018	$28.40753	$26.86654	3,167
2019	$26.86654	$36.07135	3,122
Invesco V.I. American Value Fund - Series I
2010	$12.46838	$14.99935	6,277
2011	$14.99935	$14.89743	2,052
2012	$14.89743	$17.19716	2,714
2013	$17.19716	$22.72310	1,559
2014	$22.72310	$24.54225	1,242
2015	$24.54225	$21.94753	829
2016	$21.94753	$24.94614	771
2017	$24.94614	$26.99718	780
2018	$26.99718	$23.20599	778
2019	$23.20599	$28.55300	778

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$12.39171	$14.89981	38,572
2011	$14.89981	$14.78458	36,190
2012	$14.78458	$17.03330	29,136
2013	$17.03330	$22.45054	23,501
2014	$22.45054	$24.18759	17,127
2015	$24.18759	$21.57517	11,574
2016	$21.57517	$24.46440	9,673
2017	$24.46440	$26.40813	7,724
2018	$26.40813	$22.64292	5,175
2019	$22.64292	$27.78980	2,735
Invesco V.I. Comstock Fund - Series II
2010	$10.18425	$11.59554	99,310
2011	$11.59554	$11.17097	80,657
2012	$11.17097	$13.07334	51,767
2013	$13.07334	$17.45249	34,514
2014	$17.45249	$18.73801	29,530
2015	$18.73801	$17.29775	19,591
2016	$17.29775	$19.91528	12,938
2017	$19.91528	$23.04475	10,086
2018	$23.04475	$19.87238	7,592
2019	$19.87238	$24.43464	5,653
Invesco V.I. Equity and Income Fund - Series II
2010	$11.97799	$13.20585	104,510
2011	$13.20585	$12.82739	91,610
2012	$12.82739	$14.18670	72,177
2013	$14.18670	$17.43556	63,122
2014	$17.43556	$18.66264	55,130
2015	$18.66264	$17.89108	35,698
2016	$17.89108	$20.21956	30,681
2017	$20.21956	$22.04451	27,792
2018	$22.04451	$19.58237	24,949
2019	$19.58237	$23.12771	23,990
Invesco V.I. Growth and Income Fund - Series II
2010	$15.23135	$16.81680	72,582
2011	$16.81680	$16.17565	63,083
2012	$16.17565	$18.20175	53,803
2013	$18.20175	$23.96110	42,372
2014	$23.96110	$25.92995	28,083
2015	$25.92995	$24.67225	26,131
2016	$24.67225	$28.99880	19,790
2017	$28.99880	$32.54566	17,257
2018	$32.54566	$27.67319	11,878
2019	$27.67319	$34.00146	8,030
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.70869	$14.66536	5,666
2011	$14.66536	$13.08165	4,466
2012	$13.08165	$14.36991	3,166
2013	$14.36991	$19.31781	3,141
2014	$19.31781	$20.47291	26
2015	$20.47291	$20.35727	24
2016	$20.35727	$20.14914	25
2017	$20.14914	$24.22088	25
2018	$24.22088	$22.43412	23
2019	$22.43412	$29.58555	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.45916	$13.77099	104,848
2011	$13.77099	$14.14654	71,472
2012	$14.14654	$15.66588	56,930
2013	$15.66588	$16.67676	47,281
2014	$16.67676	$17.12498	34,669
2015	$17.12498	$16.59468	27,513
2016	$16.59468	$18.31323	21,050
2017	$18.31323	$19.68349	19,040
2018	$19.68349	$18.59085	15,458
2019	$18.59085	$20.73906	13,246
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.84196	$13.87113	23,559
2011	$13.87113	$13.03815	21,416
2012	$13.03815	$14.18803	20,874
2013	$14.18803	$18.95535	19,727
2014	$18.95535	$19.98613	9,421
2015	$19.98613	$18.99103	8,830
2016	$18.99103	$21.63256	7,432
2017	$21.63256	$23.96733	7,126
2018	$23.96733	$21.66106	4,990
2019	$21.66106	$25.90368	4,821
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.52123	$11.00149	85,295
2011	$11.00149	$10.16857	58,576
2012	$10.16857	$11.21606	48,495
2013	$11.21606	$15.00017	35,458
2014	$15.00017	$15.89131	25,699
2015	$15.89131	$15.19088	23,025
2016	$15.19088	$17.50852	21,696
2017	$17.50852	$19.53711	17,639
2018	$19.53711	$17.65940	13,969
2019	$17.65940	$21.28819	8,260
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.65750	$15.31195	21,998
2011	$15.31195	$13.55483	21,588
2012	$13.55483	$15.21981	16,623
2013	$15.21981	$20.53149	13,598
2014	$20.53149	$21.43135	12,617
2015	$21.43135	$21.66484	10,656
2016	$21.66484	$21.58429	7,446
2017	$21.58429	$26.10933	6,777
2018	$26.10933	$24.95022	6,047
2019	$24.95022	$33.48387	4,544
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.63358	$11.89151	92,273
2011	$11.89151	$11.23329	51,683
2012	$11.23329	$12.66212	43,296
2013	$12.66212	$16.23895	36,258
2014	$16.23895	$17.82300	26,357
2015	$17.82300	$16.87534	23,623
2016	$16.87534	$19.33052	21,089
2017	$19.33052	$20.32397	19,341
2018	$20.32397	$16.99192	17,489
2019	$16.99192	$20.50838	16,093

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.61568	$12.51662	33,210
2011	$12.51662	$11.43415	25,338
2012	$11.43415	$12.20711	21,700
2013	$12.20711	$16.51611	16,969
2014	$16.51611	$16.55270	15,203
2015	$16.55270	$15.31374	10,952
2016	$15.31374	$13.73827	9,603
2017	$13.73827	$18.73960	7,273
2018	$18.73960	$20.38160	5,420
2019	$20.38160	$28.07453	4,567
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$20.33650	$21.96286	19,235
2011	$21.96286	$23.10258	12,529
2012	$23.10258	$26.79843	11,721
2013	$26.79843	$24.06303	10,319
2014	$24.06303	$24.36487	9,091
2015	$24.36487	$23.69564	7,124
2016	$23.69564	$25.78733	6,728
2017	$25.78733	$27.81164	5,616
2018	$27.81164	$25.43977	4,647
2019	$25.43977	$28.58348	3,899
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$14.08605	$15.80940	84,098
2011	$15.80940	$16.96656	69,786
2012	$16.96656	$19.29923	59,780
2013	$19.29923	$22.72661	50,339
2014	$22.72661	$23.37403	38,770
2015	$23.37403	$24.42901	24,222
2016	$24.42901	$25.34467	21,161
2017	$25.34467	$31.36653	19,992
2018	$31.36653	$30.31985	18,216
2019	$30.31985	$38.64959	16,876
Morgan Stanley VIF Growth Portfolio, Class I
2010	$12.27210	$14.83818	2,323
2011	$14.83818	$14.19407	2,202
2012	$14.19407	$15.97602	2,099
2013	$15.97602	$23.28026	1,882
2014	$23.28026	$24.36736	1,870
2015	$24.36736	$26.91495	1,747
2016	$26.91495	$26.05481	1,789
2017	$26.05481	$36.70648	1,616
2018	$36.70648	$38.84369	1,196
2019	$38.84369	$50.38573	1,314
Morgan Stanley VIF Growth Portfolio, Class II
2010	$12.09163	$14.59015	5,199
2011	$14.59015	$13.92204	2,023
2012	$13.92204	$15.62548	1,938
2013	$15.62548	$22.71570	1,604
2014	$22.71570	$23.71566	1,592
2015	$23.71566	$26.13180	1,352
2016	$26.13180	$25.22310	592
2017	$25.22310	$35.45375	502
2018	$35.45375	$37.43370	451
2019	$37.43370	$48.43224	422

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$19.02752	$24.25439	30,799
2011	$24.25439	$25.22104	25,190
2012	$25.22104	$28.69627	20,454
2013	$28.69627	$28.73476	18,541
2014	$28.73476	$36.59943	10,926
2015	$36.59943	$36.70990	9,173
2016	$36.70990	$38.49349	9,519
2017	$38.49349	$38.97089	8,146
2018	$38.97089	$35.29257	7,129
2019	$35.29257	$41.21874	6,188
Putnam VT Equity Income Fund - Class IB
2010	$12.78258	$14.16530	69,708
2011	$14.16530	$14.20840	54,645
2012	$14.20840	$16.68114	38,847
2013	$16.68114	$21.73738	28,911
2014	$21.73738	$24.10008	23,026
2015	$24.10008	$22.99523	19,338
2016	$22.99523	$25.71833	12,722
2017	$25.71833	$30.06275	13,104
2018	$30.06275	$27.07166	11,288
2019	$27.07166	$34.74239	10,005
Putnam VT George Putnam Balanced Fund - Class IB
2010	$10.41818	$11.36253	29,228
2011	$11.36253	$11.49194	23,376
2012	$11.49194	$12.72633	21,306
2013	$12.72633	$14.79023	19,447
2014	$14.79023	$16.10923	17,265
2015	$16.10923	$15.67388	11,835
2016	$15.67388	$16.66099	11,173
2017	$16.66099	$18.87082	9,419
2018	$18.87082	$17.98620	5,911
2019	$17.98620	$21.94975	4,188
Putnam VT Global Asset Allocation Fund - Class IB
2010	$13.83903	$15.61967	20,539
2011	$15.61967	$15.30752	17,521
2012	$15.30752	$17.20238	15,255
2013	$17.20238	$20.22889	14,036
2014	$20.22889	$21.78312	6,161
2015	$21.78312	$21.47384	7,469
2016	$21.47384	$22.55205	7,506
2017	$22.55205	$25.59902	7,108
2018	$25.59902	$23.36186	6,843
2019	$23.36186	$26.92947	5,127
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.03884	3,706

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$13.32457	$13.43630	377
2011	$13.43630	$13.06738	2,043
2012	$13.06738	$15.72262	2,013
2013	$15.72262	$21.91935	1,977
2014	$21.91935	$27.53376	254
2015	$27.53376	$29.20583	195
2016	$29.20583	$25.47984	231
2017	$25.47984	$28.91270	229
2018	$28.91270	$28.28222	222
2019	$28.28222	$36.26466	122
Putnam VT Government Money Market Fund - Class IB
2010	$10.41078	$10.24909	247,881
2011	$10.24909	$10.08771	165,490
2012	$10.08771	$9.92787	147,523
2013	$9.92787	$9.77099	167,744
2014	$9.77099	$9.61659	161,585
2015	$9.61659	$9.46464	137,093
2016	$9.46464	$9.31555	122,399
2017	$9.31555	$9.19041	104,764
2018	$9.19041	$9.15043	64,363
2019	$9.15043	$9.14494	59,385
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05461	23,652
2017	$10.05461	$12.95348	21,721
2018	$12.95348	$13.05008	18,481
2019	$13.05008	$17.56178	7,516
Putnam VT High Yield Fund - Class IB
2010	$17.46993	$19.60638	48,193
2011	$19.60638	$19.63395	35,571
2012	$19.63395	$22.41418	33,633
2013	$22.41418	$23.79047	30,261
2014	$23.79047	$23.77706	21,446
2015	$23.77706	$22.14661	18,992
2016	$22.14661	$25.18430	12,856
2017	$25.18430	$26.51546	11,941
2018	$26.51546	$25.03118	10,576
2019	$25.03118	$28.18014	6,547
Putnam VT Income Fund - Class IB
2010	$12.47244	$13.48565	163,032
2011	$13.48565	$13.93547	120,780
2012	$13.93547	$15.18665	107,819
2013	$15.18665	$15.22488	93,031
2014	$15.22488	$15.95014	76,763
2015	$15.95014	$15.46755	63,134
2016	$15.46755	$15.52662	54,143
2017	$15.52662	$16.13567	51,032
2018	$16.13567	$15.91005	45,284
2019	$15.91005	$17.51971	42,469

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$15.35906	$16.63045	54,173
2011	$16.63045	$13.59484	44,970
2012	$13.59484	$16.31020	39,040
2013	$16.31020	$20.55663	33,565
2014	$20.55663	$18.85862	23,679
2015	$18.85862	$18.58476	20,939
2016	$18.58476	$17.84134	13,060
2017	$17.84134	$22.22610	12,007
2018	$22.22610	$17.69080	8,675
2019	$17.69080	$21.78916	7,096
Putnam VT Multi-Cap Core Fund - Class IB
2010	$12.38902	$13.88923	16,051
2011	$13.88923	$13.67469	9,056
2012	$13.67469	$15.72153	8,321
2013	$15.72153	$20.90601	6,120
2014	$20.90601	$23.43606	4,725
2015	$23.43606	$22.56125	4,349
2016	$22.56125	$24.87945	3,221
2017	$24.87945	$30.08234	3,128
2018	$30.08234	$27.34232	617
2019	$27.34232	$35.42005	573
Putnam VT Research Fund - Class IB
2010	$12.33975	$14.13239	1,628
2011	$14.13239	$13.66512	378
2012	$13.66512	$15.85694	98
2013	$15.85694	$20.81104	85
2014	$20.81104	$23.52360	23
2015	$23.52360	$22.79187	0
2016	$22.79187	$24.69154	0
2017	$24.69154	$29.97380	0
2018	$29.97380	$28.10584	0
2019	$28.10584	$36.85296	0
Putnam VT Sustainable Leaders Fund - Class IB
2010	$13.85454	$16.30093	4,562
2011	$16.30093	$15.22683	2,694
2012	$15.22683	$17.49552	2,477
2013	$17.49552	$23.49150	1,939
2014	$23.49150	$26.23654	1,788
2015	$26.23654	$25.74456	1,747
2016	$25.74456	$27.30980	1,303
2017	$27.30980	$34.73186	1,186
2018	$34.73186	$33.65567	1,083
2019	$33.65567	$45.16359	1,002
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.61632	$9.82414	0
2011	$9.82414	$9.31329	0
2012	$9.31329	$10.54660	0
2013	$10.54660	$13.46738	0
2014	$13.46738	$14.66256	0
2015	$14.66256	$14.35684	0
2016	$14.35684	$15.08259	0
2017	$15.08259	$17.88567	0
2018	$17.88567	$16.28268	0
2019	$16.28268	$20.84656	0
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.69318	$10.63780	0
2011	$10.63780	$10.32916	0
2012	$10.32916	$11.23797	0
2013	$11.23797	$12.40430	0
2014	$12.40430	$12.60480	0
2015	$12.60480	$12.22574	0
2016	$12.22574	$12.54571	0
2017	$12.54571	$13.80165	0
2018	$13.80165	$12.88487	0
2019	$12.88487	$14.54543	0
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.18163	$10.23607	0
2011	$10.23607	$9.85780	0
2012	$9.85780	$10.86812	0
2013	$10.86812	$12.25452	0
2014	$12.25452	$12.49849	0
2015	$12.49849	$12.13131	0
2016	$12.13131	$12.51655	0
2017	$12.51655	$14.19241	0
2018	$14.19241	$12.99828	0
2019	$12.99828	$15.19690	0
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.71513	$9.84872	0
2011	$9.84872	$9.33225	0
2012	$9.33225	$10.48080	0
2013	$10.48080	$12.40788	0
2014	$12.40788	$12.67280	0
2015	$12.67280	$12.29177	0
2016	$12.29177	$12.75057	0
2017	$12.75057	$15.00914	0
2018	$15.00914	$13.45696	0
2019	$13.45696	$16.28877	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.34112	$10.81526	0
2011	$10.81526	$10.69312	0
2012	$10.69312	$11.07867	0
2013	$11.07867	$11.36554	0
2014	$11.36554	$11.47466	0
2015	$11.47466	$11.12518	0
2016	$11.12518	$11.30153	0
2017	$11.30153	$11.94364	0
2018	$11.94364	$11.38176	0
2019	$11.38176	$12.39177	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$17.03465	0
2016	$17.03465	$16.62216	0
2017	$16.62216	$21.75249	0
2018	$21.75249	$23.80153	0
2019	$23.80153	$32.61316	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.32452	$9.31304	0
2011	$9.31304	$9.24366	0
2012	$9.24366	$10.42188	0
2013	$10.42188	$13.40530	0
2014	$13.40530	$14.80856	0
2015	$14.80856	$14.59614	0
2016	$14.59614	$15.88228	0
2017	$15.88228	$18.80604	0
2018	$18.80604	$17.47073	0
2019	$17.47073	$22.32426	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$8.85937	$11.10732	0
2011	$11.10732	$9.65570	0
2012	$9.65570	$10.78576	0
2013	$10.78576	$14.28992	0
2014	$14.28992	$14.77454	0
2015	$14.77454	$14.17197	0
2016	$14.17197	$15.46787	0
2017	$15.46787	$18.18406	0
2018	$18.18406	$15.11221	0
2019	$15.11221	$18.15375	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.07164	$13.73464	0
2011	$13.73464	$13.71560	0
2012	$13.71560	$15.00904	0
2013	$15.00904	$18.96837	0
2014	$18.96837	$20.18586	0
2015	$20.18586	$19.50424	0
2016	$19.50424	$21.23051	0
2017	$21.23051	$23.98914	0
2018	$23.98914	$22.32123	0
2019	$22.32123	$27.35477	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.70909	$12.86468	0
2011	$12.86468	$12.84417	0
2012	$12.84417	$14.10818	0
2013	$14.10818	$15.67488	0
2014	$15.67488	$15.99009	0
2015	$15.99009	$14.49194	0
2016	$14.49194	$16.11397	0
2017	$16.11397	$17.23617	0
2018	$17.23617	$16.08412	0
2019	$16.08412	$18.20547	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.36091	$10.18585	1,243
2011	$10.18585	$9.78314	1,174
2012	$9.78314	$10.71913	1,164
2013	$10.71913	$13.44537	1,050
2014	$13.44537	$14.74430	934
2015	$14.74430	$15.18572	818
2016	$15.18572	$14.54317	0
2017	$14.54317	$18.17085	0
2018	$18.17085	$17.45884	0
2019	$17.45884	$22.91482	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.01754	$10.93644	0
2011	$10.93644	$10.34899	0
2012	$10.34899	$11.43864	0
2013	$11.43864	$14.23423	0
2014	$14.23423	$14.67212	0
2015	$14.67212	$13.78450	0
2016	$13.78450	$15.07891	0
2017	$15.07891	$15.97090	0
2018	$15.97090	$13.82658	0
2019	$13.82658	$16.77069	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.08757	$14.19059	0
2011	$14.19059	$13.69373	0
2012	$13.69373	$15.25383	0
2013	$15.25383	$19.07786	0
2014	$19.07786	$19.92774	0
2015	$19.92774	$18.47219	0
2016	$18.47219	$20.90616	0
2017	$20.90616	$22.09180	0
2018	$22.09180	$19.58915	0
2019	$19.58915	$23.41718	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$16.51995	$20.65536	0
2011	$20.65536	$19.38459	0
2012	$19.38459	$22.37637	0
2013	$22.37637	$29.72656	0
2014	$29.72656	$29.15171	0
2015	$29.15171	$26.32585	0
2016	$26.32585	$33.42228	0
2017	$33.42228	$36.06882	0
2018	$36.06882	$30.64252	0
2019	$30.64252	$37.75887	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$15.46369	$19.24444	0
2011	$19.24444	$17.85955	0
2012	$17.85955	$19.30333	0
2013	$19.30333	$26.00494	0
2014	$26.00494	$27.25209	0
2015	$27.25209	$25.86725	0
2016	$25.86725	$26.27675	0
2017	$26.27675	$31.11200	0
2018	$31.11200	$28.70847	0
2019	$28.70847	$36.80001	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.31460	$11.61584	0
2011	$11.61584	$11.97087	0
2012	$11.97087	$11.89229	0
2013	$11.89229	$11.33658	0
2014	$11.33658	$11.42840	0
2015	$11.42840	$11.19672	0
2016	$11.19672	$10.99113	0
2017	$10.99113	$10.86315	0
2018	$10.86315	$10.62874	0
2019	$10.62874	$10.90806	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$30.80595	$35.32266	0
2011	$35.32266	$28.98268	0
2012	$28.98268	$31.97882	0
2013	$31.97882	$30.89498	0
2014	$30.89498	$27.59745	0
2015	$27.59745	$21.63442	0
2016	$21.63442	$24.77721	0
2017	$24.77721	$33.93080	0
2018	$33.93080	$27.86037	0
2019	$27.86037	$34.42537	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$17.35634	$18.34734	668
2011	$18.34734	$15.98841	631
2012	$15.98841	$18.43185	626
2013	$18.43185	$22.10172	565
2014	$22.10172	$19.15209	502
2015	$19.15209	$17.46247	440
2016	$17.46247	$18.25070	0
2017	$18.25070	$20.77131	0
2018	$20.77131	$17.12681	0
2019	$17.12681	$18.79603	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$19.29436	$21.53257	0
2011	$21.53257	$20.81486	0
2012	$20.81486	$23.35311	0
2013	$23.35311	$23.14262	0
2014	$23.14262	$22.98001	0
2015	$22.98001	$21.44307	0
2016	$21.44307	$21.52509	0
2017	$21.52509	$21.39757	0
2018	$21.39757	$21.26979	0
2019	$21.26979	$21.16132	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.27999	$12.00504	0
2011	$12.00504	$11.54587	0
2012	$11.54587	$12.81210	0
2013	$12.81210	$16.16980	0
2014	$16.16980	$18.15246	0
2015	$18.15246	$18.27890	0
2016	$18.27890	$17.39199	0
2017	$17.39199	$21.45832	0
2018	$21.45832	$19.67838	0
2019	$19.67838	$26.07140	0
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.00204	$10.98961	0
2011	$10.98961	$10.75769	0
2012	$10.75769	$11.75892	0
2013	$11.75892	$12.93773	0
2014	$12.93773	$13.62691	0
2015	$13.62691	$13.36294	0
2016	$13.36294	$13.67774	0
2017	$13.67774	$14.53353	0
2018	$14.53353	$13.38803	0
2019	$13.38803	$15.30487	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.34190	$12.82383	0
2011	$12.82383	$12.60973	0
2012	$12.60973	$14.28251	0
2013	$14.28251	$18.88862	0
2014	$18.88862	$19.43575	0
2015	$19.43575	$20.15479	0
2016	$20.15479	$20.06296	0
2017	$20.06296	$25.13530	0
2018	$25.13530	$22.96480	0
2019	$22.96480	$31.13380	0
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$17.04694	$19.23317	0
2011	$19.23317	$17.15574	0
2012	$17.15574	$20.23224	0
2013	$20.23224	$25.05372	0
2014	$25.05372	$24.93214	0
2015	$24.93214	$25.20410	0
2016	$25.20410	$24.53959	0
2017	$24.53959	$32.62642	0
2018	$32.62642	$27.55355	0
2019	$27.55355	$35.32469	0
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$13.68766	$15.31867	0
2011	$15.31867	$15.03517	0
2012	$15.03517	$16.58764	0
2013	$16.58764	$16.11524	0
2014	$16.11524	$16.10550	0
2015	$16.10550	$15.31310	0
2016	$15.31310	$15.86841	0
2017	$15.86841	$16.41063	0
2018	$16.41063	$15.27613	0
2019	$15.27613	$16.47856	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$11.67981	$13.19165	0
2011	$13.19165	$12.82340	0
2012	$12.82340	$14.58016	0
2013	$14.58016	$18.68708	0
2014	$18.68708	$20.11698	0
2015	$20.11698	$20.22552	0
2016	$20.22552	$21.95176	0
2017	$21.95176	$24.97127	0
2018	$24.97127	$22.37839	0
2019	$22.37839	$28.75183	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$15.69479	$18.83296	0
2011	$18.83296	$17.92729	0
2012	$17.92729	$20.56867	0
2013	$20.56867	$28.20468	0
2014	$28.20468	$30.70773	0
2015	$30.70773	$28.11832	0
2016	$28.11832	$32.26598	0
2017	$32.26598	$35.84648	0
2018	$35.84648	$31.27089	0
2019	$31.27089	$38.46774	0
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.60320	$7.16519	0
2011	$7.16519	$7.54128	0
2012	$7.54128	$8.10115	0
2013	$8.10115	$7.86940	0
2014	$7.86940	$8.20490	0
2015	$8.20490	$8.05690	0
2016	$8.05690	$8.09661	0
2017	$8.09661	$8.24231	0
2018	$8.24231	$7.93205	0
2019	$7.93205	$8.45161	0
Invesco V.I. American Franchise Fund - Series II
2010	$11.61215	$13.53873	0
2011	$13.53873	$12.35859	0
2012	$12.35859	$13.66457	0
2013	$13.66457	$18.62708	0
2014	$18.62708	$19.64696	0
2015	$19.64696	$20.06775	0
2016	$20.06775	$19.96414	0
2017	$19.96414	$24.73371	0
2018	$24.73371	$23.18016	0
2019	$23.18016	$30.84199	0
Invesco V.I. American Value Fund - Series I
2010	$11.83546	$14.10789	0
2011	$14.10789	$13.88413	0
2012	$13.88413	$15.88053	0
2013	$15.88053	$20.79166	0
2014	$20.79166	$22.25082	0
2015	$22.25082	$19.71629	0
2016	$19.71629	$22.20565	0
2017	$22.20565	$23.81490	0
2018	$23.81490	$20.28519	0
2019	$20.28519	$24.73464	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$11.76263	$14.01422	0
2011	$14.01422	$13.77891	0
2012	$13.77891	$15.72917	0
2013	$15.72917	$20.54222	0
2014	$20.54222	$21.92924	0
2015	$21.92924	$19.38174	0
2016	$19.38174	$21.77678	0
2017	$21.77678	$23.29522	0
2018	$23.29522	$19.79292	0
2019	$19.79292	$24.07344	0
Invesco V.I. Comstock Fund - Series II
2010	$9.66720	$10.90627	0
2011	$10.90627	$10.41102	0
2012	$10.41102	$12.07231	0
2013	$12.07231	$15.96889	0
2014	$15.96889	$16.98833	0
2015	$16.98833	$15.53906	0
2016	$15.53906	$17.72733	0
2017	$17.72733	$20.32825	0
2018	$20.32825	$17.37107	0
2019	$17.37107	$21.16695	0
Invesco V.I. Equity and Income Fund - Series II
2010	$11.37006	$12.42106	0
2011	$12.42106	$11.95498	0
2012	$11.95498	$13.10065	0
2013	$13.10065	$15.95363	0
2014	$15.95363	$16.92026	0
2015	$16.92026	$16.07237	0
2016	$16.07237	$17.99852	0
2017	$17.99852	$19.44625	0
2018	$19.44625	$17.11790	0
2019	$17.11790	$20.03517	0
Invesco V.I. Growth and Income Fund - Series II
2010	$14.27048	$15.61194	1,101
2011	$15.61194	$14.87964	1,040
2012	$14.87964	$16.58994	1,032
2013	$16.58994	$21.63971	930
2014	$21.63971	$23.20367	827
2015	$23.20367	$21.87622	725
2016	$21.87622	$25.47801	0
2017	$25.47801	$28.33671	0
2018	$28.33671	$23.87616	0
2019	$23.87616	$29.07222	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.11421	$13.79362	0
2011	$13.79362	$12.19168	0
2012	$12.19168	$13.26951	0
2013	$13.26951	$17.67552	0
2014	$17.67552	$18.56104	0
2015	$18.56104	$18.28737	0
2016	$18.28737	$17.93529	0
2017	$17.93529	$21.36551	0
2018	$21.36551	$19.61015	0
2019	$19.61015	$25.62866	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$11.87271	$13.00286	0
2011	$13.00286	$13.23564	0
2012	$13.23564	$14.52279	0
2013	$14.52279	$15.31854	0
2014	$15.31854	$15.58642	0
2015	$15.58642	$14.96560	0
2016	$14.96560	$16.36488	0
2017	$16.36488	$17.43091	0
2018	$17.43091	$16.31429	0
2019	$16.31429	$18.03567	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.28433	$13.09722	0
2011	$13.09722	$12.19833	0
2012	$12.19833	$13.15244	0
2013	$13.15244	$17.41124	0
2014	$17.41124	$18.19016	0
2015	$18.19016	$17.12637	0
2016	$17.12637	$19.33068	0
2017	$19.33068	$21.22411	0
2018	$21.22411	$19.00811	0
2019	$19.00811	$22.52656	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.07277	$10.38754	0
2011	$10.38754	$9.51344	0
2012	$9.51344	$10.39727	0
2013	$10.39727	$13.77808	0
2014	$13.77808	$14.46313	0
2015	$14.46313	$13.69918	0
2016	$13.69918	$15.64529	0
2017	$15.64529	$17.30075	0
2018	$17.30075	$15.49637	0
2019	$15.49637	$18.51260	0
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.06150	$14.45771	0
2011	$14.45771	$12.68171	0
2012	$12.68171	$14.10890	0
2013	$14.10890	$18.85893	0
2014	$18.85893	$19.50542	0
2015	$19.50542	$19.53760	0
2016	$19.53760	$19.28742	0
2017	$19.28742	$23.12085	0
2018	$23.12085	$21.89433	0
2019	$21.89433	$29.11839	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.17988	$11.22798	0
2011	$11.22798	$10.50963	0
2012	$10.50963	$11.73783	0
2013	$11.73783	$14.91600	0
2014	$14.91600	$16.22129	0
2015	$16.22129	$15.21827	0
2016	$15.21827	$17.27343	0
2017	$17.27343	$17.99756	0
2018	$17.99756	$14.91061	0
2019	$14.91061	$17.83442	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.29602	$11.99003	0
2011	$11.99003	$10.85309	0
2012	$10.85309	$11.48051	0
2013	$11.48051	$15.39111	0
2014	$15.39111	$15.28410	0
2015	$15.28410	$14.01070	0
2016	$14.01070	$12.45462	0
2017	$12.45462	$16.83574	0
2018	$16.83574	$18.14509	0
2019	$18.14509	$24.76900	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$19.05399	$20.38970	0
2011	$20.38970	$21.25219	0
2012	$21.25219	$24.42612	0
2013	$24.42612	$21.73217	0
2014	$21.73217	$21.80351	0
2015	$21.80351	$21.01065	0
2016	$21.01065	$22.65687	0
2017	$22.65687	$24.21531	0
2018	$24.21531	$21.94961	0
2019	$21.94961	$24.44012	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.33060	$14.82484	0
2011	$14.82484	$15.76476	0
2012	$15.76476	$17.76785	0
2013	$17.76785	$20.73210	0
2014	$20.73210	$21.12775	0
2015	$21.12775	$21.87943	0
2016	$21.87943	$22.49258	0
2017	$22.49258	$27.58611	0
2018	$27.58611	$26.42408	0
2019	$26.42408	$33.38042	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$11.64901	$13.95618	0
2011	$13.95618	$13.22853	0
2012	$13.22853	$14.75276	0
2013	$14.75276	$21.30137	0
2014	$21.30137	$22.09219	0
2015	$22.09219	$24.17878	0
2016	$24.17878	$23.19264	0
2017	$23.19264	$32.38018	0
2018	$32.38018	$33.95521	0
2019	$33.95521	$43.64839	0
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.47774	$13.72293	0
2011	$13.72293	$12.97504	0
2012	$12.97504	$14.42911	0
2013	$14.42911	$20.78486	0
2014	$20.78486	$21.50140	0
2015	$21.50140	$23.47533	0
2016	$23.47533	$22.45237	0
2017	$22.45237	$31.27518	0
2018	$31.27518	$32.72275	0
2019	$32.72275	$41.95620	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$17.82666	$22.51624	0
2011	$22.51624	$23.20002	0
2012	$23.20002	$26.15489	0
2013	$26.15489	$25.95041	0
2014	$25.95041	$32.75110	0
2015	$32.75110	$32.54956	0
2016	$32.54956	$33.82004	0
2017	$33.82004	$33.93104	0
2018	$33.93104	$30.45010	0
2019	$30.45010	$35.24310	0
Putnam VT Equity Income Fund - Class IB
2010	$11.97609	$13.15030	0
2011	$13.15030	$13.06992	0
2012	$13.06992	$15.20393	0
2013	$15.20393	$19.63138	0
2014	$19.63138	$21.56616	0
2015	$21.56616	$20.38924	0
2016	$20.38924	$22.59583	0
2017	$22.59583	$26.17493	0
2018	$26.17493	$23.35721	0
2019	$23.35721	$29.70581	0
Putnam VT George Putnam Balanced Fund - Class IB
2010	$9.76093	$10.54842	0
2011	$10.54842	$10.57121	0
2012	$10.57121	$11.59940	0
2013	$11.59940	$13.35732	0
2014	$13.35732	$14.41551	0
2015	$14.41551	$13.89764	0
2016	$13.89764	$14.63817	0
2017	$14.63817	$16.43037	0
2018	$16.43037	$15.51838	0
2019	$15.51838	$18.76772	0
Putnam VT Global Asset Allocation Fund - Class IB
2010	$12.96609	$14.50071	0
2011	$14.50071	$14.08125	0
2012	$14.08125	$15.67929	0
2013	$15.67929	$18.26933	0
2014	$18.26933	$19.49312	0
2015	$19.49312	$19.04060	0
2016	$19.04060	$19.81430	0
2017	$19.81430	$22.28881	0
2018	$22.28881	$20.15677	0
2019	$20.15677	$23.02584	0
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$10.98376	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$12.48401	$12.47363	0
2011	$12.47363	$12.02042	0
2012	$12.02042	$14.33043	0
2013	$14.33043	$19.79597	0
2014	$19.79597	$24.63930	0
2015	$24.63930	$25.89659	0
2016	$25.89659	$22.38663	0
2017	$22.38663	$25.17394	0
2018	$25.17394	$24.40199	0
2019	$24.40199	$31.00777	0
Putnam VT Government Money Market Fund - Class IB
2010	$9.75404	$9.51473	0
2011	$9.51473	$9.27949	0
2012	$9.27949	$9.04872	0
2013	$9.04872	$8.82429	0
2014	$8.82429	$8.60543	0
2015	$8.60543	$8.39199	0
2016	$8.39199	$8.18447	0
2017	$8.18447	$8.00176	0
2018	$8.00176	$7.89486	0
2019	$7.89486	$7.81911	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04402	0
2017	$10.04402	$12.82334	0
2018	$12.82334	$12.80202	0
2019	$12.80202	$17.07294	0
Putnam VT High Yield Fund - Class IB
2010	$16.36827	$18.20211	0
2011	$18.20211	$18.06143	0
2012	$18.06143	$20.43003	0
2013	$20.43003	$21.48623	0
2014	$21.48623	$21.27775	0
2015	$21.27775	$19.63738	0
2016	$19.63738	$22.12735	0
2017	$22.12735	$23.08705	0
2018	$23.08705	$21.59744	0
2019	$21.59744	$24.09568	0
Putnam VT Income Fund - Class IB
2010	$11.68579	$12.51961	0
2011	$12.51961	$12.81926	0
2012	$12.81926	$13.84219	0
2013	$13.84219	$13.75014	0
2014	$13.75014	$14.27346	0
2015	$14.27346	$13.71502	0
2016	$13.71502	$13.64187	0
2017	$13.64187	$14.04927	0
2018	$14.04927	$13.72746	0
2019	$13.72746	$14.98030	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$14.39007	$15.43896	0
2011	$15.43896	$12.50545	0
2012	$12.50545	$14.86575	0
2013	$14.86575	$18.56491	0
2014	$18.56491	$16.87559	0
2015	$16.87559	$16.47841	0
2016	$16.47841	$15.67494	0
2017	$15.67494	$19.35144	0
2018	$19.35144	$15.26315	0
2019	$15.26315	$18.62994	0
Putnam VT Multi-Cap Core Fund - Class IB
2010	$11.60737	$12.89405	0
2011	$12.89405	$12.57902	0
2012	$12.57902	$14.32934	0
2013	$14.32934	$18.88062	0
2014	$18.88062	$20.97203	0
2015	$20.97203	$20.00454	0
2016	$20.00454	$21.85890	0
2017	$21.85890	$26.19214	0
2018	$26.19214	$23.59089	0
2019	$23.59089	$30.28542	0
Putnam VT Research Fund - Class IB
2010	$11.56121	$13.11979	0
2011	$13.11979	$12.57022	0
2012	$12.57022	$14.45274	0
2013	$14.45274	$18.79482	0
2014	$18.79482	$21.05035	0
2015	$21.05035	$20.20898	0
2016	$20.20898	$21.69373	0
2017	$21.69373	$26.09756	0
2018	$26.09756	$24.24957	0
2019	$24.24957	$31.51048	0
Putnam VT Sustainable Leaders Fund - Class IB
2010	$12.98047	$15.13302	0
2011	$15.13302	$14.00682	0
2012	$14.00682	$15.94624	0
2013	$15.94624	$21.21562	0
2014	$21.21562	$23.47807	0
2015	$23.47807	$22.82706	0
2016	$22.82706	$23.99412	0
2017	$23.99412	$30.24035	0
2018	$30.24035	$29.03800	0
2019	$29.03800	$38.61639	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.87927	$10.20693	457,330
2011	$10.20693	$9.75539	278,431
2012	$9.75539	$11.13808	209,648
2013	$11.13808	$14.33926	182,434
2014	$14.33926	$15.73987	171,160
2015	$15.73987	$15.53814	142,096
2016	$15.53814	$16.45715	130,624
2017	$16.45715	$19.67311	111,243
2018	$19.67311	$18.05515	98,596
2019	$18.05515	$23.30207	69,618
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.98886	$11.05215	39,273
2011	$11.05215	$10.81933	60,877
2012	$10.81933	$11.86806	54,470
2013	$11.86806	$13.20722	31,225
2014	$13.20722	$13.53079	6,220
2015	$13.53079	$13.23157	1,008
2016	$13.23157	$13.68895	809
2017	$13.68895	$15.18084	626
2018	$15.18084	$14.28731	449
2019	$14.28731	$16.25856	281
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.46176	$10.63482	24,098
2011	$10.63482	$10.32566	49,240
2012	$10.32566	$11.47754	35,812
2013	$11.47754	$13.04780	31,923
2014	$13.04780	$13.41675	30,405
2015	$13.41675	$13.12947	21,337
2016	$13.12947	$13.65721	15,101
2017	$13.65721	$15.61074	15,432
2018	$15.61074	$14.41317	13,753
2019	$14.41317	$16.98688	13,607
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.98108	$10.23244	81,870
2011	$10.23244	$9.77524	12,194
2012	$9.77524	$11.06859	13,301
2013	$11.06859	$13.21118	5,401
2014	$13.21118	$13.60397	3,310
2015	$13.60397	$13.30323	1,766
2016	$13.30323	$13.91267	0
2017	$13.91267	$16.50919	0
2018	$16.50919	$14.92190	3,416
2019	$14.92190	$18.20747	3,141

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.65647	$11.23647	2,189
2011	$11.23647	$11.20047	213
2012	$11.20047	$11.69977	201
2013	$11.69977	$12.10118	223
2014	$12.10118	$12.31761	243
2015	$12.31761	$12.04044	242
2016	$12.04044	$12.33136	726
2017	$12.33136	$13.13714	726
2018	$13.13714	$12.62058	0
2019	$12.62058	$13.85123	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.43619	1,754
2016	$18.43619	$18.13694	979
2017	$18.13694	$23.92617	979
2018	$23.92617	$26.39213	979
2019	$26.39213	$36.45409	872
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.57858	$9.67592	41,785
2011	$9.67592	$9.68245	28,227
2012	$9.68245	$11.00635	23,708
2013	$11.00635	$14.27312	18,408
2014	$14.27312	$15.89654	27,945
2015	$15.89654	$15.79706	23,827
2016	$15.79706	$17.32960	246,092
2017	$17.32960	$20.68531	268,447
2018	$20.68531	$19.37239	223,113
2019	$19.37239	$24.95361	181,722
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$9.12970	$11.54001	141,472
2011	$11.54001	$10.11404	106,342
2012	$10.11404	$11.39065	81,963
2013	$11.39065	$15.21501	71,804
2014	$15.21501	$15.86008	67,692
2015	$15.86008	$15.33807	58,596
2016	$15.33807	$16.87755	91,885
2017	$16.87755	$20.00134	82,127
2018	$20.00134	$16.75732	62,438
2019	$16.75732	$20.29216	56,436
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.79029	$14.67154	132,201
2011	$14.67154	$14.77115	114,763
2012	$14.77115	$16.29705	82,084
2013	$16.29705	$20.76499	66,484
2014	$20.76499	$22.27909	66,475
2015	$22.27909	$21.70343	51,015
2016	$21.70343	$23.81757	42,585
2017	$23.81757	$27.12947	26,990
2018	$27.12947	$25.44786	24,435
2019	$25.44786	$31.43770	21,526

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.26417	$13.58499	1,293,447
2011	$13.58499	$13.67434	980,131
2012	$13.67434	$15.14355	823,280
2013	$15.14355	$16.96321	676,234
2014	$16.96321	$17.44629	549,215
2015	$17.44629	$15.94148	446,518
2016	$15.94148	$17.87070	389,372
2017	$17.87070	$19.26950	314,056
2018	$19.26950	$18.12730	271,028
2019	$18.12730	$20.68341	207,082
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.77121	$10.71946	538,058
2011	$10.71946	$10.37994	394,360
2012	$10.37994	$11.46654	298,662
2013	$11.46654	$14.50079	231,236
2014	$14.50079	$16.03213	164,944
2015	$16.03213	$16.64758	131,208
2016	$16.64758	$16.07364	107,229
2017	$16.07364	$20.24506	84,284
2018	$20.24506	$19.60950	63,852
2019	$19.60950	$25.94491	46,682
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.32306	$11.36234	236,990
2011	$11.36234	$10.84009	174,737
2012	$10.84009	$12.07998	130,342
2013	$12.07998	$15.15553	228,819
2014	$15.15553	$15.74994	224,799
2015	$15.74994	$14.91856	220,416
2016	$14.91856	$16.45296	66,748
2017	$16.45296	$17.56687	52,697
2018	$17.56687	$15.33159	49,825
2019	$15.33159	$18.74598	40,059
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.86671	$15.15864	591,846
2011	$15.15864	$14.74766	459,856
2012	$14.74766	$16.56293	379,079
2013	$16.56293	$20.88495	282,142
2014	$20.88495	$21.99431	235,422
2015	$21.99431	$20.55514	186,524
2016	$20.55514	$23.45388	166,563
2017	$23.45388	$24.98402	143,818
2018	$24.98402	$22.33336	119,817
2019	$22.33336	$26.91273	104,334
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$17.50353	$22.06448	152,352
2011	$22.06448	$20.87663	116,901
2012	$20.87663	$24.29680	85,410
2013	$24.29680	$32.54243	67,313
2014	$32.54243	$32.17507	54,373
2015	$32.17507	$29.29463	44,859
2016	$29.29463	$37.49540	30,908
2017	$37.49540	$40.79104	23,391
2018	$40.79104	$34.93542	19,772
2019	$34.93542	$43.39559	16,075

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$16.38433	$20.55723	1,538
2011	$20.55723	$19.23414	1,150
2012	$19.23414	$20.96006	824
2013	$20.96006	$28.46828	688
2014	$28.46828	$30.07838	477
2015	$30.07838	$28.78422	362
2016	$28.78422	$29.47914	377
2017	$29.47914	$35.18524	342
2018	$35.18524	$32.73032	318
2019	$32.73032	$42.29351	281
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.85090	$12.26621	348,199
2011	$12.26621	$12.74451	245,367
2012	$12.74451	$12.76501	228,674
2013	$12.76501	$12.26836	151,258
2014	$12.26836	$12.46918	86,345
2015	$12.46918	$12.31662	71,347
2016	$12.31662	$12.18939	58,430
2017	$12.18939	$12.14471	40,045
2018	$12.14471	$11.97893	20,644
2019	$11.97893	$12.39279	17,256
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$32.63926	$37.73129	89,048
2011	$37.73129	$31.21267	66,518
2012	$31.21267	$34.72258	52,151
2013	$34.72258	$33.82097	30,536
2014	$33.82097	$30.45916	24,773
2015	$30.45916	$24.07403	23,900
2016	$24.07403	$27.79658	16,357
2017	$27.79658	$38.37242	12,849
2018	$38.37242	$31.76299	10,788
2019	$31.76299	$39.56381	8,725
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$18.38944	$19.59873	500,703
2011	$19.59873	$17.21891	397,437
2012	$17.21891	$20.01360	298,460
2013	$20.01360	$24.19512	226,771
2014	$24.19512	$21.13828	198,606
2015	$21.13828	$19.43169	169,379
2016	$19.43169	$20.47497	135,958
2017	$20.47497	$23.49079	114,454
2018	$23.49079	$19.52624	94,092
2019	$19.52624	$21.60198	81,218
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$20.44265	$23.00108	2,970
2011	$23.00108	$22.41638	3,425
2012	$22.41638	$25.35673	2,649
2013	$25.35673	$25.33434	1,278
2014	$25.33434	$25.36273	1,090
2015	$25.36273	$23.86068	817
2016	$23.86068	$24.14787	814
2017	$24.14787	$24.19858	811
2018	$24.19858	$24.24905	809
2019	$24.24905	$24.31982	807

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.91177	$12.78134	190,033
2011	$12.78134	$12.39312	150,747
2012	$12.39312	$13.86532	125,190
2013	$13.86532	$17.64251	103,639
2014	$17.64251	$19.96820	78,382
2015	$19.96820	$20.27224	64,746
2016	$20.27224	$19.44640	56,093
2017	$19.44640	$24.18656	45,248
2018	$24.18656	$22.36017	37,542
2019	$22.36017	$29.86307	24,380
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.59756	$11.73938	98,351
2011	$11.73938	$11.58569	90,458
2012	$11.58569	$12.76813	80,509
2013	$12.76813	$14.16334	65,839
2014	$14.16334	$15.04017	57,975
2015	$15.04017	$14.86983	30,251
2016	$14.86983	$15.34463	24,428
2017	$15.34463	$16.43631	17,083
2018	$16.43631	$15.26357	14,206
2019	$15.26357	$17.58953	11,700
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.95774	$13.69879	54,073
2011	$13.69879	$13.58035	46,048
2012	$13.58035	$15.50839	39,642
2013	$15.50839	$20.67797	29,289
2014	$20.67797	$21.45153	24,340
2015	$21.45153	$22.42764	21,083
2016	$22.42764	$22.50812	19,765
2017	$22.50812	$28.42608	19,133
2018	$28.42608	$26.18204	16,681
2019	$26.18204	$35.78145	9,129
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$18.06174	$20.54510	33,263
2011	$20.54510	$18.47614	26,470
2012	$18.47614	$21.96855	21,986
2013	$21.96855	$27.42682	17,351
2014	$27.42682	$27.51766	15,417
2015	$27.51766	$28.04606	13,730
2016	$28.04606	$27.53006	12,762
2017	$27.53006	$36.89751	10,531
2018	$36.89751	$31.41335	8,913
2019	$31.41335	$40.59755	8,119
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$14.50239	$16.36356	412,626
2011	$16.36356	$16.19214	318,923
2012	$16.19214	$18.01097	298,714
2013	$18.01097	$17.64161	265,666
2014	$17.64161	$17.77558	214,720
2015	$17.77558	$17.03972	159,007
2016	$17.03972	$17.80210	131,259
2017	$17.80210	$18.55899	108,321
2018	$18.55899	$17.41599	92,985
2019	$17.41599	$18.93821	75,750

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$12.37519	$14.09159	370,750
2011	$14.09159	$13.81035	282,723
2012	$13.81035	$15.83140	223,036
2013	$15.83140	$20.45709	173,736
2014	$20.45709	$22.20307	133,849
2015	$22.20307	$22.50601	111,531
2016	$22.50601	$24.62669	88,932
2017	$24.62669	$28.24014	66,577
2018	$28.24014	$25.51305	49,975
2019	$25.51305	$33.04331	39,248
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$16.62923	$20.11776	109,483
2011	$20.11776	$19.30712	69,577
2012	$19.30712	$22.33392	53,031
2013	$22.33392	$30.87623	43,081
2014	$30.87623	$33.89213	35,578
2015	$33.89213	$31.28890	28,034
2016	$31.28890	$36.19785	22,164
2017	$36.19785	$40.53918	17,146
2018	$40.53918	$35.65144	13,180
2019	$35.65144	$44.20979	10,070
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.89256	$7.54050	621,580
2011	$7.54050	$8.00119	428,332
2012	$8.00119	$8.66588	335,918
2013	$8.66588	$8.48704	284,332
2014	$8.48704	$8.92146	224,050
2015	$8.92146	$8.83242	181,126
2016	$8.83242	$8.94855	148,377
2017	$8.94855	$9.18310	133,872
2018	$9.18310	$8.90904	87,065
2019	$8.90904	$9.56907	73,252
Invesco V.I. American Franchise Fund - Series II
2010	$12.30357	$14.46240	40,941
2011	$14.46240	$13.30987	28,687
2012	$13.30987	$14.83738	25,903
2013	$14.83738	$20.39162	18,087
2014	$20.39162	$21.68458	14,620
2015	$21.68458	$22.33074	12,703
2016	$22.33074	$22.39719	12,310
2017	$22.39719	$27.97182	8,385
2018	$27.97182	$26.42746	7,762
2019	$26.42746	$35.44587	7,037
Invesco V.I. American Value Fund - Series I
2010	$12.39674	$14.89801	19,561
2011	$14.89801	$14.78177	15,380
2012	$14.78177	$17.04628	11,510
2013	$17.04628	$22.50086	7,360
2014	$22.50086	$24.27752	6,633
2015	$24.27752	$21.68873	4,573
2016	$21.68873	$24.62699	4,263
2017	$24.62699	$26.62484	4,624
2018	$26.62484	$22.86258	4,545
2019	$22.86258	$28.10195	2,899

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$12.32045	$14.79911	116,091
2011	$14.79911	$14.66976	85,310
2012	$14.66976	$16.88381	68,581
2013	$16.88381	$22.23092	48,522
2014	$22.23092	$23.92664	37,262
2015	$23.92664	$21.32071	31,192
2016	$21.32071	$24.15135	26,739
2017	$24.15135	$26.04384	19,097
2018	$26.04384	$22.30776	15,971
2019	$22.30776	$27.35070	13,926
Invesco V.I. Comstock Fund - Series II
2010	$10.12570	$11.51717	268,144
2011	$11.51717	$11.08422	196,598
2012	$11.08422	$12.95861	137,932
2013	$12.95861	$17.28178	108,001
2014	$17.28178	$18.53588	93,044
2015	$18.53588	$17.09376	70,318
2016	$17.09376	$19.66048	59,278
2017	$19.66048	$22.72690	46,826
2018	$22.72690	$19.57828	38,281
2019	$19.57828	$24.04862	33,116
Invesco V.I. Equity and Income Fund - Series II
2010	$11.90918	$13.11665	148,033
2011	$13.11665	$12.72783	127,309
2012	$12.72783	$14.06224	100,084
2013	$14.06224	$17.26504	76,702
2014	$17.26504	$18.46134	67,524
2015	$18.46134	$17.68012	43,835
2016	$17.68012	$19.96091	38,012
2017	$19.96091	$21.74050	32,827
2018	$21.74050	$19.29262	25,763
2019	$19.29262	$22.76240	21,743
Invesco V.I. Growth and Income Fund - Series II
2010	$15.12005	$16.67696	163,294
2011	$16.67696	$16.02487	129,504
2012	$16.02487	$18.01371	115,094
2013	$18.01371	$23.68950	85,546
2014	$23.68950	$25.60998	71,698
2015	$25.60998	$24.34302	69,681
2016	$24.34302	$28.58285	46,032
2017	$28.58285	$32.04640	38,175
2018	$32.04640	$27.22087	32,531
2019	$27.22087	$33.41180	25,025
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.64137	$14.56624	7,341
2011	$14.56624	$12.98005	5,552
2012	$12.98005	$14.24377	3,128
2013	$14.24377	$19.12880	2,927
2014	$19.12880	$20.25198	2,300
2015	$20.25198	$20.11713	2,172
2016	$20.11713	$19.89128	1,958
2017	$19.89128	$23.88673	1,851
2018	$23.88673	$22.10204	1,724
2019	$22.10204	$29.11804	1,652

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.39289	$13.68384	249,181
2011	$13.68384	$14.04278	197,982
2012	$14.04278	$15.53514	167,059
2013	$15.53514	$16.52077	137,605
2014	$16.52077	$16.94756	110,026
2015	$16.94756	$16.40606	85,672
2016	$16.40606	$18.08676	63,808
2017	$18.08676	$19.42041	58,756
2018	$19.42041	$18.32367	44,536
2019	$18.32367	$20.42028	33,528
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.77888	$13.78324	86,974
2011	$13.78324	$12.94241	76,212
2012	$12.94241	$14.06950	58,727
2013	$14.06950	$18.77792	44,245
2014	$18.77792	$19.77891	36,830
2015	$19.77891	$18.77503	29,893
2016	$18.77503	$21.36488	26,878
2017	$21.36488	$23.64682	25,818
2018	$23.64682	$21.34960	24,494
2019	$21.34960	$25.50531	15,419
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.47053	$10.93180	195,108
2011	$10.93180	$10.09390	139,901
2012	$10.09390	$11.12236	126,756
2013	$11.12236	$14.85976	91,723
2014	$14.85976	$15.72657	92,479
2015	$15.72657	$15.01811	73,428
2016	$15.01811	$17.29187	65,874
2017	$17.29187	$19.27584	44,312
2018	$19.27584	$17.40546	30,922
2019	$17.40546	$20.96080	21,603
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.59014	$15.21501	117,525
2011	$15.21501	$13.45534	90,728
2012	$13.45534	$15.09272	66,328
2013	$15.09272	$20.33935	50,305
2014	$20.33935	$21.20922	41,634
2015	$21.20922	$21.41850	35,380
2016	$21.41850	$21.31722	30,791
2017	$21.31722	$25.76020	27,528
2018	$25.76020	$24.59147	21,774
2019	$24.59147	$32.96897	11,744
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.58229	$11.81620	359,792
2011	$11.81620	$11.15082	296,496
2012	$11.15082	$12.55636	236,814
2013	$12.55636	$16.08696	149,060
2014	$16.08696	$17.63825	122,401
2015	$17.63825	$16.68345	100,101
2016	$16.68345	$19.09134	79,409
2017	$19.09134	$20.05220	70,309
2018	$20.05220	$16.74759	59,702
2019	$16.74759	$20.19301	50,718

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.57977	$12.45723	149,574
2011	$12.45723	$11.36835	114,103
2012	$11.36835	$12.12450	88,284
2013	$12.12450	$16.38767	61,551
2014	$16.38767	$16.40728	48,478
2015	$16.40728	$15.16378	42,208
2016	$15.16378	$13.58996	86,720
2017	$13.58996	$18.51856	69,405
2018	$18.51856	$20.12063	42,293
2019	$20.12063	$27.68697	32,776
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$20.18798	$21.78032	45,203
2011	$21.78032	$22.88735	39,579
2012	$22.88735	$26.52174	34,527
2013	$26.52174	$23.79036	31,657
2014	$23.79036	$24.06431	27,280
2015	$24.06431	$23.37954	21,486
2016	$23.37954	$25.41755	16,127
2017	$25.41755	$27.38511	14,485
2018	$27.38511	$25.02407	10,310
2019	$25.02407	$28.08789	8,748
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$14.00040	$15.69731	418,726
2011	$15.69731	$16.82919	335,572
2012	$16.82919	$19.12348	285,120
2013	$19.12348	$22.49679	249,258
2014	$22.49679	$23.11416	236,244
2015	$23.11416	$24.13287	191,907
2016	$24.13287	$25.01208	97,660
2017	$25.01208	$30.92361	88,223
2018	$30.92361	$29.86121	74,194
2019	$29.86121	$38.02635	58,742
Morgan Stanley VIF Growth Portfolio, Class I
2010	$12.20155	$14.73790	8,422
2011	$14.73790	$14.08386	4,448
2012	$14.08386	$15.83582	4,013
2013	$15.83582	$23.05256	2,661
2014	$23.05256	$24.10452	2,298
2015	$24.10452	$26.59757	2,141
2016	$26.59757	$25.72149	2,140
2017	$25.72149	$36.20027	1,816
2018	$36.20027	$38.26892	1,629
2019	$38.26892	$49.58985	1,498
Morgan Stanley VIF Growth Portfolio, Class II
2010	$12.02212	$14.49156	17,723
2011	$14.49156	$13.81395	15,679
2012	$13.81395	$15.48838	8,117
2013	$15.48838	$22.49354	6,501
2014	$22.49354	$23.45986	5,713
2015	$23.45986	$25.82369	2,184
2016	$25.82369	$24.90045	2,296
2017	$24.90045	$34.96485	1,868
2018	$34.96485	$36.87981	1,672
2019	$36.87981	$47.66723	1,111

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$18.88845	$24.05268	210,207
2011	$24.05268	$24.98595	188,619
2012	$24.98595	$28.39984	165,074
2013	$28.39984	$28.40903	179,784
2014	$28.40903	$36.14784	154,301
2015	$36.14784	$36.22012	142,896
2016	$36.22012	$37.94145	138,214
2017	$37.94145	$38.37315	133,061
2018	$38.37315	$34.71578	117,767
2019	$34.71578	$40.50399	110,271
Putnam VT Equity Income Fund - Class IB
2010	$12.68919	$14.04752	204,074
2011	$14.04752	$14.07597	145,412
2012	$14.07597	$16.50886	112,792
2013	$16.50886	$21.49104	89,145
2014	$21.49104	$23.80277	66,539
2015	$23.80277	$22.68845	53,763
2016	$22.68845	$25.34953	41,475
2017	$25.34953	$29.60168	49,532
2018	$29.60168	$26.62926	38,799
2019	$26.62926	$34.13999	31,882
Putnam VT George Putnam Balanced Fund - Class IB
2010	$10.34206	$11.26806	97,054
2011	$11.26806	$11.38483	82,723
2012	$11.38483	$12.59489	69,669
2013	$12.59489	$14.62261	49,146
2014	$14.62261	$15.91048	42,772
2015	$15.91048	$15.46476	36,232
2016	$15.46476	$16.42204	28,133
2017	$16.42204	$18.58136	23,825
2018	$18.58136	$17.69224	19,986
2019	$17.69224	$21.56913	15,411
Putnam VT Global Asset Allocation Fund - Class IB
2010	$13.73791	$15.48980	62,032
2011	$15.48980	$15.16487	48,242
2012	$15.16487	$17.02470	41,631
2013	$17.02470	$19.99963	35,272
2014	$19.99963	$21.51437	26,608
2015	$21.51437	$21.18736	24,734
2016	$21.18736	$22.22864	18,191
2017	$22.22864	$25.20638	17,108
2018	$25.20638	$22.98007	12,842
2019	$22.98007	$26.46253	11,280
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.03265	541

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$13.22722	$13.32460	22,632
2011	$13.32460	$12.94561	22,653
2012	$12.94561	$15.56026	20,276
2013	$15.56026	$21.67098	18,879
2014	$21.67098	$27.19414	18,183
2015	$27.19414	$28.81628	18,063
2016	$28.81628	$25.11449	17,926
2017	$25.11449	$28.46931	16,997
2018	$28.46931	$27.82009	16,131
2019	$27.82009	$35.63593	155
Putnam VT Government Money Market Fund - Class IB
2010	$10.33472	$10.16387	824,169
2011	$10.16387	$9.99369	627,782
2012	$9.99369	$9.82533	592,899
2013	$9.82533	$9.66025	613,310
2014	$9.66025	$9.49794	557,654
2015	$9.49794	$9.33835	508,988
2016	$9.33835	$9.18194	498,441
2017	$9.18194	$9.04944	446,537
2018	$9.04944	$9.00088	343,163
2019	$9.00088	$8.98637	330,998
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05344	64,865
2017	$10.05344	$12.93887	52,669
2018	$12.93887	$13.02207	32,904
2019	$13.02207	$17.50633	28,340
Putnam VT High Yield Fund - Class IB
2010	$17.34230	$19.44338	164,105
2011	$19.44338	$19.45097	138,401
2012	$19.45097	$22.18268	119,328
2013	$22.18268	$23.52082	65,204
2014	$23.52082	$23.48369	52,523
2015	$23.48369	$21.85112	41,739
2016	$21.85112	$24.82311	30,561
2017	$24.82311	$26.10874	25,821
2018	$26.10874	$24.62210	21,856
2019	$24.62210	$27.69150	18,769
Putnam VT Income Fund - Class IB
2010	$12.38131	$13.37352	423,127
2011	$13.37352	$13.80560	309,378
2012	$13.80560	$15.02980	252,654
2013	$15.02980	$15.05233	226,045
2014	$15.05233	$15.75336	174,810
2015	$15.75336	$15.26121	143,042
2016	$15.26121	$15.30398	121,508
2017	$15.30398	$15.88822	109,464
2018	$15.88822	$15.65008	101,410
2019	$15.65008	$17.21597	84,753

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$15.24682	$16.49218	180,562
2011	$16.49218	$13.46811	161,840
2012	$13.46811	$16.14173	126,311
2013	$16.14173	$20.32364	99,198
2014	$20.32364	$18.62593	87,106
2015	$18.62593	$18.33680	73,176
2016	$18.33680	$17.58546	69,227
2017	$17.58546	$21.88518	57,657
2018	$21.88518	$17.40166	48,897
2019	$17.40166	$21.41130	24,945
Putnam VT Multi-Cap Core Fund - Class IB
2010	$12.29851	$13.77377	43,590
2011	$13.77377	$13.54727	37,786
2012	$13.54727	$15.55918	33,195
2013	$15.55918	$20.66911	31,416
2014	$20.66911	$23.14695	28,151
2015	$23.14695	$22.26029	24,592
2016	$22.26029	$24.52269	20,963
2017	$24.52269	$29.62100	20,250
2018	$29.62100	$26.89553	19,089
2019	$26.89553	$34.80595	4,910
Putnam VT Research Fund - Class IB
2010	$12.24959	$14.01490	5,565
2011	$14.01490	$13.53777	6,012
2012	$13.53777	$15.69317	5,059
2013	$15.69317	$20.57521	3,586
2014	$20.57521	$23.23339	3,090
2015	$23.23339	$22.48782	2,817
2016	$22.48782	$24.33745	2,493
2017	$24.33745	$29.51411	1,821
2018	$29.51411	$27.64655	1,626
2019	$27.64655	$36.21398	1,488
Putnam VT Sustainable Leaders Fund - Class IB
2010	$13.75328	$16.16539	18,102
2011	$16.16539	$15.08490	11,431
2012	$15.08490	$17.31479	9,291
2013	$17.31479	$23.22523	7,888
2014	$23.22523	$25.91280	6,996
2015	$25.91280	$25.40104	5,950
2016	$25.40104	$26.91809	4,860
2017	$26.91809	$34.19908	3,806
2018	$34.19908	$33.10559	1,574
2019	$33.10559	$44.38039	1,316
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.58384	$9.77710	0
2011	$9.77710	$9.25919	0
2012	$9.25919	$10.47458	0
2013	$10.47458	$13.36172	0
2014	$13.36172	$14.53261	0
2015	$14.53261	$14.21500	0
2016	$14.21500	$14.91832	0
2017	$14.91832	$17.67294	0
2018	$17.67294	$16.07259	0
2019	$16.07259	$20.55671	0
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.65668	$10.58689	0
2011	$10.58689	$10.26921	0
2012	$10.26921	$11.16126	0
2013	$11.16126	$12.30698	0
2014	$12.30698	$12.49307	0
2015	$12.49307	$12.10495	0
2016	$12.10495	$12.40906	0
2017	$12.40906	$13.63747	0
2018	$13.63747	$12.71860	0
2019	$12.71860	$14.34318	0
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.14702	$10.18703	0
2011	$10.18703	$9.80054	0
2012	$9.80054	$10.79389	0
2013	$10.79389	$12.15834	0
2014	$12.15834	$12.38769	0
2015	$12.38769	$12.01144	0
2016	$12.01144	$12.38020	0
2017	$12.38020	$14.02359	0
2018	$14.02359	$12.83055	0
2019	$12.83055	$14.98560	0
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.68229	$9.80156	0
2011	$9.80156	$9.27806	0
2012	$9.27806	$10.40925	0
2013	$10.40925	$12.31055	0
2014	$12.31055	$12.56050	0
2015	$12.56050	$12.17035	0
2016	$12.17035	$12.61170	0
2017	$12.61170	$14.83064	0
2018	$14.83064	$13.28334	0
2019	$13.28334	$16.06232	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.30220	$10.76350	0
2011	$10.76350	$10.63106	0
2012	$10.63106	$11.00304	0
2013	$11.00304	$11.27638	0
2014	$11.27638	$11.37298	0
2015	$11.37298	$11.01529	0
2016	$11.01529	$11.17846	0
2017	$11.17846	$11.80160	0
2018	$11.80160	$11.23493	0
2019	$11.23493	$12.21951	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.86634	0
2016	$16.86634	$16.44110	0
2017	$16.44110	$21.49374	0
2018	$21.49374	$23.49442	0
2019	$23.49442	$32.15972	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.29316	$9.26846	0
2011	$9.26846	$9.19000	0
2012	$9.19000	$10.35073	0
2013	$10.35073	$13.30013	0
2014	$13.30013	$14.67732	0
2015	$14.67732	$14.45194	0
2016	$14.45194	$15.70930	0
2017	$15.70930	$18.58236	0
2018	$18.58236	$17.24534	0
2019	$17.24534	$22.01390	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$8.82600	$11.05414	0
2011	$11.05414	$9.59963	0
2012	$9.59963	$10.71211	0
2013	$10.71211	$14.17778	0
2014	$14.17778	$14.64357	0
2015	$14.64357	$14.03192	0
2016	$14.03192	$15.29936	0
2017	$15.29936	$17.96773	0
2018	$17.96773	$14.91717	0
2019	$14.91717	$17.90129	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$11.98260	$13.61937	23
2011	$13.61937	$13.58658	19
2012	$13.58658	$14.85257	18
2013	$14.85257	$18.75139	0
2014	$18.75139	$19.93449	0
2015	$19.93449	$19.24161	0
2016	$19.24161	$20.92322	0
2017	$20.92322	$23.61796	0
2018	$23.61796	$21.95342	0
2019	$21.95342	$26.87674	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.64119	$12.77695	428
2011	$12.77695	$12.74353	285
2012	$12.74353	$13.98324	142
2013	$13.98324	$15.52014	0
2014	$15.52014	$15.81601	0
2015	$15.81601	$14.31948	0
2016	$14.31948	$15.90593	0
2017	$15.90593	$16.99640	0
2018	$16.99640	$15.84419	0
2019	$15.84419	$17.91571	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.31060	$10.12074	0
2011	$10.12074	$9.71065	0
2012	$9.71065	$10.62875	0
2013	$10.62875	$13.31837	0
2014	$13.31837	$14.59006	0
2015	$14.59006	$15.01145	0
2016	$15.01145	$14.36157	0
2017	$14.36157	$17.92578	0
2018	$17.92578	$17.20580	0
2019	$17.20580	$22.55980	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$9.97981	$10.88407	0
2011	$10.88407	$10.28889	0
2012	$10.28889	$11.36054	0
2013	$11.36054	$14.12256	276
2014	$14.12256	$14.54209	0
2015	$14.54209	$13.64832	0
2016	$13.64832	$14.91467	0
2017	$14.91467	$15.78094	0
2018	$15.78094	$13.64819	0
2019	$13.64819	$16.53753	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$12.99107	$14.07153	317
2011	$14.07153	$13.56493	305
2012	$13.56493	$15.09483	282
2013	$15.09483	$18.85966	207
2014	$18.85966	$19.67961	0
2015	$19.67961	$18.22346	0
2016	$18.22346	$20.60358	0
2017	$20.60358	$21.75000	0
2018	$21.75000	$19.26639	0
2019	$19.26639	$23.00800	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$16.39814	$20.48207	0
2011	$20.48207	$19.20228	0
2012	$19.20228	$22.14313	0
2013	$22.14313	$29.38657	133
2014	$29.38657	$28.78873	0
2015	$28.78873	$25.97139	0
2016	$25.97139	$32.93860	0
2017	$32.93860	$35.51079	0
2018	$35.51079	$30.13765	0
2019	$30.13765	$37.09908	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$15.34965	$19.08295	0
2011	$19.08295	$17.69156	0
2012	$17.69156	$19.10211	0
2013	$19.10211	$25.70748	0
2014	$25.70748	$26.91273	0
2015	$26.91273	$25.51893	0
2016	$25.51893	$25.89640	0
2017	$25.89640	$30.63059	0
2018	$30.63059	$28.23541	0
2019	$28.23541	$36.15691	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.24895	$11.53659	0
2011	$11.53659	$11.87704	0
2012	$11.87704	$11.78694	0
2013	$11.78694	$11.22463	0
2014	$11.22463	$11.30393	0
2015	$11.30393	$11.06341	0
2016	$11.06341	$10.84917	0
2017	$10.84917	$10.71197	0
2018	$10.71197	$10.47014	0
2019	$10.47014	$10.73440	0
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$30.57887	$35.02639	0
2011	$35.02639	$28.71015	0
2012	$28.71015	$31.64555	0
2013	$31.64555	$30.54163	0
2014	$30.54163	$27.25381	0
2015	$27.25381	$21.34308	0
2016	$21.34308	$24.41858	0
2017	$24.41858	$33.40579	0
2018	$33.40579	$27.40128	0
2019	$27.40128	$33.82378	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$17.22840	$18.19342	0
2011	$18.19342	$15.83804	0
2012	$15.83804	$18.23973	0
2013	$18.23973	$21.84894	0
2014	$21.84894	$18.91360	0
2015	$18.91360	$17.22732	0
2016	$17.22732	$17.98652	0
2017	$17.98652	$20.44990	0
2018	$20.44990	$16.84458	0
2019	$16.84458	$18.46755	0
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$19.15212	$21.35194	0
2011	$21.35194	$20.61913	0
2012	$20.61913	$23.10973	0
2013	$23.10973	$22.87794	0
2014	$22.87794	$22.69390	0
2015	$22.69390	$21.15435	0
2016	$21.15435	$21.21355	0
2017	$21.21355	$21.06650	0
2018	$21.06650	$20.91933	0
2019	$20.91933	$20.79154	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.20308	$11.91096	26
2011	$11.91096	$11.44368	23
2012	$11.44368	$12.68565	21
2013	$12.68565	$15.99380	0
2014	$15.99380	$17.93648	0
2015	$17.93648	$18.04288	0
2016	$18.04288	$17.14986	0
2017	$17.14986	$21.13814	0
2018	$21.13814	$19.36497	0
2019	$19.36497	$25.63016	0
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$9.92829	$10.89740	286
2011	$10.89740	$10.65652	273
2012	$10.65652	$11.63637	257
2013	$11.63637	$12.78976	0
2014	$12.78976	$13.45724	0
2015	$13.45724	$13.18303	0
2016	$13.18303	$13.47978	0
2017	$13.47978	$14.30867	0
2018	$14.30867	$13.16745	0
2019	$13.16745	$15.03746	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.26564	$12.71624	0
2011	$12.71624	$12.49113	0
2012	$12.49113	$14.13364	0
2013	$14.13364	$18.67258	0
2014	$18.67258	$19.19374	0
2015	$19.19374	$19.88342	0
2016	$19.88342	$19.77258	0
2017	$19.77258	$24.74640	0
2018	$24.74640	$22.58641	0
2019	$22.58641	$30.58976	0
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$16.92125	$19.07180	0
2011	$19.07180	$16.99438	0
2012	$16.99438	$20.02135	0
2013	$20.02135	$24.76718	0
2014	$24.76718	$24.62170	0
2015	$24.62170	$24.86475	0
2016	$24.86475	$24.18442	0
2017	$24.18442	$32.12163	0
2018	$32.12163	$27.09955	0
2019	$27.09955	$34.70740	0
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$13.58678	$15.19018	583
2011	$15.19018	$14.89381	553
2012	$14.89381	$16.41480	1,031
2013	$16.41480	$15.93096	490
2014	$15.93096	$15.90500	0
2015	$15.90500	$15.10695	0
2016	$15.10695	$15.63877	0
2017	$15.63877	$16.15675	0
2018	$16.15675	$15.02445	0
2019	$15.02445	$16.19065	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$11.59368	$13.08095	183
2011	$13.08095	$12.70277	173
2012	$12.70277	$14.42817	157
2013	$14.42817	$18.47333	0
2014	$18.47333	$19.86649	0
2015	$19.86649	$19.95319	0
2016	$19.95319	$21.63407	0
2017	$21.63407	$24.58493	0
2018	$24.58493	$22.00968	0
2019	$22.00968	$28.24945	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$15.57907	$18.67496	17
2011	$18.67496	$17.75870	15
2012	$17.75870	$20.35430	13
2013	$20.35430	$27.88214	0
2014	$27.88214	$30.32542	0
2015	$30.32542	$27.73977	0
2016	$27.73977	$31.79907	0
2017	$31.79907	$35.29195	0
2018	$35.29195	$30.75570	0
2019	$30.75570	$37.79563	0
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.56771	$7.11938	0
2011	$7.11938	$7.48539	0
2012	$7.48539	$8.03285	0
2013	$8.03285	$7.79505	0
2014	$7.79505	$8.11904	0
2015	$8.11904	$7.96443	0
2016	$7.96443	$7.99549	0
2017	$7.99549	$8.13113	0
2018	$8.13113	$7.81706	0
2019	$7.81706	$8.32063	0
Invesco V.I. American Franchise Fund - Series II
2010	$11.52654	$13.42515	0
2011	$13.42515	$12.24237	0
2012	$12.24237	$13.52215	0
2013	$13.52215	$18.41406	0
2014	$18.41406	$19.40236	0
2015	$19.40236	$19.79758	0
2016	$19.79758	$19.67523	0
2017	$19.67523	$24.35107	0
2018	$24.35107	$22.79826	0
2019	$22.79826	$30.30309	0
Invesco V.I. American Value Fund - Series I
2010	$11.76678	$14.01166	22
2011	$14.01166	$13.77531	19
2012	$13.77531	$15.73987	17
2013	$15.73987	$20.58639	0
2014	$20.58639	$22.00856	0
2015	$22.00856	$19.48161	0
2016	$19.48161	$21.91890	0
2017	$21.91890	$23.48354	0
2018	$23.48354	$19.98253	0
2019	$19.98253	$24.34090	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$11.69440	$13.91867	0
2011	$13.91867	$13.67096	0
2012	$13.67096	$15.58989	0
2013	$15.58989	$20.33947	0
2014	$20.33947	$21.69052	0
2015	$21.69052	$19.15108	0
2016	$19.15108	$21.49562	0
2017	$21.49562	$22.97115	0
2018	$22.97115	$19.49765	0
2019	$19.49765	$23.69027	0
Invesco V.I. Comstock Fund - Series II
2010	$9.61109	$10.83186	0
2011	$10.83186	$10.32940	0
2012	$10.32940	$11.96537	0
2013	$11.96537	$15.81122	0
2014	$15.81122	$16.80335	0
2015	$16.80335	$15.35409	0
2016	$15.35409	$17.49839	0
2017	$17.49839	$20.04539	0
2018	$20.04539	$17.11187	0
2019	$17.11187	$20.82997	0
Invesco V.I. Equity and Income Fund - Series II
2010	$11.30409	$12.33633	0
2011	$12.33633	$11.86127	0
2012	$11.86127	$12.98460	0
2013	$12.98460	$15.79609	0
2014	$15.79609	$16.73599	0
2015	$16.73599	$15.88102	0
2016	$15.88102	$17.76607	0
2017	$17.76607	$19.17564	0
2018	$19.17564	$16.86248	0
2019	$16.86248	$19.71620	0
Invesco V.I. Growth and Income Fund - Series II
2010	$14.16528	$15.48097	20
2011	$15.48097	$14.73972	18
2012	$14.73972	$16.41703	16
2013	$16.41703	$21.39225	0
2014	$21.39225	$22.91480	0
2015	$22.91480	$21.58172	0
2016	$21.58172	$25.10933	0
2017	$25.10933	$27.89836	0
2018	$27.89836	$23.48282	0
2019	$23.48282	$28.56428	0
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.04973	$13.69956	23
2011	$13.69956	$12.09614	22
2012	$12.09614	$13.15199	20
2013	$13.15199	$17.50102	0
2014	$17.50102	$18.35894	0
2015	$18.35894	$18.06969	0
2016	$18.06969	$17.70368	0
2017	$17.70368	$21.06822	0
2018	$21.06822	$19.31755	0
2019	$19.31755	$25.22066	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$11.80899	$12.91980	156
2011	$12.91980	$13.13764	104
2012	$13.13764	$14.40045	52
2013	$14.40045	$15.17393	771
2014	$15.17393	$15.42345	0
2015	$15.42345	$14.79393	0
2016	$14.79393	$16.16062	0
2017	$16.16062	$17.19588	0
2018	$17.19588	$16.07789	0
2019	$16.07789	$17.75632	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.22372	$13.01353	290
2011	$13.01353	$12.10797	193
2012	$12.10797	$13.04160	96
2013	$13.04160	$17.24681	0
2014	$17.24681	$17.99989	0
2015	$17.99989	$16.92984	0
2016	$16.92984	$19.08933	0
2017	$19.08933	$20.93786	0
2018	$20.93786	$18.73261	0
2019	$18.73261	$22.17755	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.02400	$10.32110	297
2011	$10.32110	$9.44291	198
2012	$9.44291	$10.30957	99
2013	$10.30957	$13.64787	0
2014	$13.64787	$14.31176	0
2015	$14.31176	$13.54189	0
2016	$13.54189	$15.44984	0
2017	$15.44984	$17.06730	0
2018	$17.06730	$15.27166	0
2019	$15.27166	$18.22565	0
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$11.99670	$14.36531	0
2011	$14.36531	$12.58776	0
2012	$12.58776	$13.98999	0
2013	$13.98999	$18.68082	0
2014	$18.68082	$19.30139	0
2015	$19.30139	$19.31339	0
2016	$19.31339	$19.04659	0
2017	$19.04659	$22.80901	0
2018	$22.80901	$21.57700	0
2019	$21.57700	$28.66726	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.13056	$11.15622	281
2011	$11.15622	$10.43177	187
2012	$10.43177	$11.63889	93
2013	$11.63889	$14.77512	0
2014	$14.77512	$16.05160	0
2015	$16.05160	$15.04364	0
2016	$15.04364	$17.05776	0
2017	$17.05776	$17.75484	0
2018	$17.75484	$14.69451	0
2019	$14.69451	$17.55812	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.26099	$11.93262	0
2011	$11.93262	$10.79005	0
2012	$10.79005	$11.40210	0
2013	$11.40210	$15.27033	0
2014	$15.27033	$15.14861	0
2015	$15.14861	$13.87225	0
2016	$13.87225	$12.31893	0
2017	$12.31893	$16.63545	0
2018	$16.63545	$17.91092	0
2019	$17.91092	$24.42457	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$18.91352	$20.21864	129
2011	$20.21864	$21.05234	115
2012	$21.05234	$24.17153	103
2013	$24.17153	$21.48360	0
2014	$21.48360	$21.53202	0
2015	$21.53202	$20.72773	0
2016	$20.72773	$22.32893	0
2017	$22.32893	$23.84063	0
2018	$23.84063	$21.58793	0
2019	$21.58793	$24.01304	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.24878	$14.71875	0
2011	$14.71875	$15.63593	0
2012	$15.63593	$17.60455	0
2013	$17.60455	$20.52051	0
2014	$20.52051	$20.89069	0
2015	$20.89069	$21.61175	0
2016	$21.61175	$22.19470	0
2017	$22.19470	$27.19317	0
2018	$27.19317	$26.02110	0
2019	$26.02110	$32.83802	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$11.58142	$13.86099	0
2011	$13.86099	$13.12485	0
2012	$13.12485	$14.62210	0
2013	$14.62210	$21.09109	0
2014	$21.09109	$21.85167	0
2015	$21.85167	$23.89103	0
2016	$23.89103	$22.89320	0
2017	$22.89320	$31.92975	0
2018	$31.92975	$33.44872	0
2019	$33.44872	$42.95370	0
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.41115	$13.62935	0
2011	$13.62935	$12.87337	0
2012	$12.87337	$14.30133	0
2013	$14.30133	$20.57971	0
2014	$20.57971	$21.26734	0
2015	$21.26734	$23.19597	0
2016	$23.19597	$22.16250	0
2017	$22.16250	$30.84016	0
2018	$30.84016	$32.23466	0
2019	$32.23466	$41.28847	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$17.69518	$22.32731	116
2011	$22.32731	$22.98181	105
2012	$22.98181	$25.88226	96
2013	$25.88226	$25.65357	0
2014	$25.65357	$32.34331	0
2015	$32.34331	$32.11133	0
2016	$32.11133	$33.33063	0
2017	$33.33063	$33.40613	0
2018	$33.40613	$29.94844	0
2019	$29.94844	$34.62733	0
Putnam VT Equity Income Fund - Class IB
2010	$11.88777	$13.03994	0
2011	$13.03994	$12.94698	0
2012	$12.94698	$15.04543	0
2013	$15.04543	$19.40681	0
2014	$19.40681	$21.29761	0
2015	$21.29761	$20.11469	0
2016	$20.11469	$22.26878	0
2017	$22.26878	$25.76992	0
2018	$25.76992	$22.97235	0
2019	$22.97235	$29.18673	0
Putnam VT George Putnam Balanced Fund - Class IB
2010	$9.68898	$10.45993	398
2011	$10.45993	$10.47181	370
2012	$10.47181	$11.47852	347
2013	$11.47852	$13.20456	0
2014	$13.20456	$14.23603	0
2015	$14.23603	$13.71053	0
2016	$13.71053	$14.42634	0
2017	$14.42634	$16.17619	0
2018	$16.17619	$15.26272	0
2019	$15.26272	$18.43983	0
Putnam VT Global Asset Allocation Fund - Class IB
2010	$12.87051	$14.37907	145
2011	$14.37907	$13.94886	139
2012	$13.94886	$15.51592	128
2013	$15.51592	$18.06044	0
2014	$18.06044	$19.25048	0
2015	$19.25048	$18.78430	0
2016	$18.78430	$19.52761	0
2017	$19.52761	$21.94405	0
2018	$21.94405	$19.82473	0
2019	$19.82473	$22.62358	0
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$10.97759	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$12.39193	$12.36894	0
2011	$12.36894	$11.90732	0
2012	$11.90732	$14.18100	0
2013	$14.18100	$19.56948	0
2014	$19.56948	$24.33244	0
2015	$24.33244	$25.54784	0
2016	$25.54784	$22.06255	0
2017	$22.06255	$24.78436	0
2018	$24.78436	$23.99985	0
2019	$23.99985	$30.46584	0
Putnam VT Government Money Market Fund - Class IB
2010	$9.68218	$9.43494	1,101
2011	$9.43494	$9.19227	1,053
2012	$9.19227	$8.95445	1,112
2013	$8.95445	$8.72340	893
2014	$8.72340	$8.49832	0
2015	$8.49832	$8.27904	0
2016	$8.27904	$8.06606	0
2017	$8.06606	$7.87800	0
2018	$7.87800	$7.76482	0
2019	$7.76482	$7.68253	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04284	0
2017	$10.04284	$12.80884	0
2018	$12.80884	$12.77449	0
2019	$12.77449	$17.01897	0
Putnam VT High Yield Fund - Class IB
2010	$16.24763	$18.04944	173
2011	$18.04944	$17.89162	162
2012	$17.89162	$20.21714	148
2013	$20.21714	$21.24054	0
2014	$21.24054	$21.01287	0
2015	$21.01287	$19.37304	0
2016	$19.37304	$21.80717	0
2017	$21.80717	$22.72991	0
2018	$22.72991	$21.24164	0
2019	$21.24164	$23.67471	0
Putnam VT Income Fund - Class IB
2010	$11.59965	$12.41459	0
2011	$12.41459	$12.69872	0
2012	$12.69872	$13.69793	0
2013	$13.69793	$13.59289	0
2014	$13.59289	$14.09575	0
2015	$14.09575	$13.53037	0
2016	$13.53037	$13.44444	0
2017	$13.44444	$13.83190	0
2018	$13.83190	$13.50129	0
2019	$13.50129	$14.71855	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$14.28396	$15.30941	0
2011	$15.30941	$12.38781	0
2012	$12.38781	$14.71077	0
2013	$14.71077	$18.35253	0
2014	$18.35253	$16.66542	0
2015	$16.66542	$16.25648	0
2016	$16.25648	$15.44802	0
2017	$15.44802	$19.05197	0
2018	$19.05197	$15.01161	0
2019	$15.01161	$18.30434	0
Putnam VT Multi-Cap Core Fund - Class IB
2010	$11.52175	$12.78581	0
2011	$12.78581	$12.46068	0
2012	$12.46068	$14.17995	0
2013	$14.17995	$18.66463	0
2014	$18.66463	$20.71086	0
2015	$20.71086	$19.73514	0
2016	$19.73514	$21.54249	0
2017	$21.54249	$25.78685	0
2018	$25.78685	$23.20215	0
2019	$23.20215	$29.75616	0
Putnam VT Research Fund - Class IB
2010	$11.47592	$13.00966	0
2011	$13.00966	$12.45193	0
2012	$12.45193	$14.30203	0
2013	$14.30203	$18.57978	0
2014	$18.57978	$20.78816	0
2015	$20.78816	$19.93681	0
2016	$19.93681	$21.37969	0
2017	$21.37969	$25.69372	0
2018	$25.69372	$23.84997	0
2019	$23.84997	$30.95980	0
Putnam VT Sustainable Leaders Fund - Class IB
2010	$12.88476	$15.00605	46
2011	$15.00605	$13.87507	42
2012	$13.87507	$15.78003	38
2013	$15.78003	$20.97296	0
2014	$20.97296	$23.18574	0
2015	$23.18574	$22.51970	0
2016	$22.51970	$23.64685	0
2017	$23.64685	$29.77249	0
2018	$29.77249	$28.55956	0
2019	$28.55956	$37.94163	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Basic Contract
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.84612	$10.15847	64,871
2011	$10.15847	$9.69922	51,961
2012	$9.69922	$11.06267	23,930
2013	$11.06267	$14.22771	16,350
2014	$14.22771	$15.60153	17,303
2015	$15.60153	$15.38591	16,041
2016	$15.38591	$16.27939	13,190
2017	$16.27939	$19.44092	12,976
2018	$19.44092	$17.82383	11,495
2019	$17.82383	$22.98018	7,098
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.95155	$10.99968	11,860
2011	$10.99968	$10.75705	1,960
2012	$10.75705	$11.78771	1,412
2013	$11.78771	$13.10445	1,410
2014	$13.10445	$13.41186	1,408
2015	$13.41186	$13.10192	1,405
2016	$13.10192	$13.54106	1,403
2017	$13.54106	$15.00163	1,401
2018	$15.00163	$14.10425	1,399
2019	$14.10425	$16.03394	1,397
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.42640	$10.58431	33,341
2011	$10.58431	$10.26618	29,455
2012	$10.26618	$11.39979	20,018
2013	$11.39979	$12.94623	15,562
2014	$12.94623	$13.29876	6,325
2015	$13.29876	$13.00076	5,482
2016	$13.00076	$13.50963	4,690
2017	$13.50963	$15.42641	3,984
2018	$15.42641	$14.22844	3,303
2019	$14.22844	$16.75214	2,351
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.94751	$10.18384	6,941
2011	$10.18384	$9.71893	2,791
2012	$9.71893	$10.99361	2,774
2013	$10.99361	$13.10835	2,760
2014	$13.10835	$13.48435	2,747
2015	$13.48435	$13.17284	2,733
2016	$13.17284	$13.76235	2,724
2017	$13.76235	$16.31429	2,719
2018	$16.31429	$14.73067	2,714
2019	$14.73067	$17.95590	958

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.61668	$11.18311	0
2011	$11.18311	$11.13598	0
2012	$11.13598	$11.62053	0
2013	$11.62053	$12.00699	0
2014	$12.00699	$12.20930	0
2015	$12.20930	$11.92243	0
2016	$11.92243	$12.19811	0
2017	$12.19811	$12.98203	0
2018	$12.98203	$12.45883	0
2019	$12.45883	$13.65984	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$18.25557	9,200
2016	$18.25557	$17.94103	12,012
2017	$17.94103	$23.64377	12,082
2018	$23.64377	$26.05400	1,017
2019	$26.05400	$35.95053	12,735
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.54650	$9.62994	3,945
2011	$9.62994	$9.62667	3,832
2012	$9.62667	$10.93178	3,444
2013	$10.93178	$14.16201	2,525
2014	$14.16201	$15.75675	10,186
2015	$15.75675	$15.64222	14,030
2016	$15.64222	$17.14233	13,681
2017	$17.14233	$20.44106	6,414
2018	$20.44106	$19.12409	1,570
2019	$19.12409	$24.60878	1,155
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$9.09560	$11.48523	16,003
2011	$11.48523	$10.05581	12,699
2012	$10.05581	$11.31353	6,885
2013	$11.31353	$15.09665	5,480
2014	$15.09665	$15.72070	4,893
2015	$15.72070	$15.18781	4,301
2016	$15.18781	$16.69525	3,792
2017	$16.69525	$19.76527	3,456
2018	$19.76527	$16.54262	2,725
2019	$16.54262	$20.01184	2,434
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$12.69673	$14.54944	20,350
2011	$14.54944	$14.63335	21,219
2012	$14.63335	$16.12856	18,922
2013	$16.12856	$20.52942	15,575
2014	$20.52942	$22.00393	14,847
2015	$22.00393	$21.41358	9,969
2016	$21.41358	$23.47565	7,913
2017	$23.47565	$26.71294	7,208
2018	$26.71294	$25.03155	5,750
2019	$25.03155	$30.89201	5,352

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$12.19360	$13.49309	167,583
2011	$13.49309	$13.56806	153,471
2012	$13.56806	$15.01054	133,425
2013	$15.01054	$16.79713	91,620
2014	$16.79713	$17.25791	68,019
2015	$17.25791	$15.75331	62,372
2016	$15.75331	$17.64186	50,356
2017	$17.64186	$19.00346	49,162
2018	$19.00346	$17.85877	21,952
2019	$17.85877	$20.35636	41,696
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.71916	$10.65152	52,884
2011	$10.65152	$10.30369	41,106
2012	$10.30369	$11.37069	33,911
2013	$11.37069	$14.36498	24,464
2014	$14.36498	$15.86581	20,809
2015	$15.86581	$16.45812	13,936
2016	$16.45812	$15.87459	13,788
2017	$15.87459	$19.97411	11,932
2018	$19.97411	$19.32729	10,870
2019	$19.32729	$25.54558	8,903
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$10.28451	$11.30842	49,980
2011	$11.30842	$10.77768	41,595
2012	$10.77768	$11.99818	16,553
2013	$11.99818	$15.03759	12,331
2014	$15.03759	$15.61148	11,299
2015	$15.61148	$14.77237	9,920
2016	$14.77237	$16.27521	9,740
2017	$16.27521	$17.35948	9,098
2018	$17.35948	$15.13511	3,909
2019	$15.13511	$18.48695	6,953
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$13.76530	$15.03249	47,523
2011	$15.03249	$14.61009	41,084
2012	$14.61009	$16.39169	34,269
2013	$16.39169	$20.64802	18,566
2014	$20.64802	$21.72268	13,528
2015	$21.72268	$20.28062	11,995
2016	$20.28062	$23.11717	10,300
2017	$23.11717	$24.60042	10,564
2018	$24.60042	$21.96799	8,890
2019	$21.96799	$26.44557	8,588
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$17.37549	$21.88084	11,078
2011	$21.88084	$20.68184	9,661
2012	$20.68184	$24.04557	8,852
2013	$24.04557	$32.17320	5,778
2014	$32.17320	$31.77764	4,651
2015	$31.77764	$28.90334	3,744
2016	$28.90334	$36.95706	3,387
2017	$36.95706	$40.16467	3,192
2018	$40.16467	$34.36382	2,362
2019	$34.36382	$42.64223	2,098

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$16.26448	$20.38611	0
2011	$20.38611	$19.05466	0
2012	$19.05466	$20.74329	0
2013	$20.74329	$28.14524	0
2014	$28.14524	$29.70681	0
2015	$29.70681	$28.39970	0
2016	$28.39970	$29.05583	0
2017	$29.05583	$34.64489	0
2018	$34.64489	$32.19475	0
2019	$32.19475	$41.55922	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.78276	$12.18328	63,376
2011	$12.18328	$12.64551	59,574
2012	$12.64551	$12.65292	59,470
2013	$12.65292	$12.14826	35,936
2014	$12.14826	$12.33456	39,118
2015	$12.33456	$12.17125	19,770
2016	$12.17125	$12.03331	20,741
2017	$12.03331	$11.97706	20,359
2018	$11.97706	$11.80151	13,744
2019	$11.80151	$12.19685	20,047
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$32.40061	$37.41737	6,635
2011	$37.41737	$30.92154	7,427
2012	$30.92154	$34.36364	6,508
2013	$34.36364	$33.43731	6,677
2014	$33.43731	$30.08297	4,398
2015	$30.08297	$23.75248	4,426
2016	$23.75248	$27.39753	4,049
2017	$27.39753	$37.78328	3,505
2018	$37.78328	$31.24336	1,865
2019	$31.24336	$38.87707	4,757
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$18.25498	$19.43566	23,615
2011	$19.43566	$17.05829	18,159
2012	$17.05829	$19.80671	13,174
2013	$19.80671	$23.92067	11,667
2014	$23.92067	$20.87722	9,494
2015	$20.87722	$19.17219	7,987
2016	$19.17219	$20.18103	7,586
2017	$20.18103	$23.13011	6,335
2018	$23.13011	$19.20679	6,180
2019	$19.20679	$21.22699	5,150
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$20.29318	$22.80969	1,730
2011	$22.80969	$22.20731	1,725
2012	$22.20731	$25.09462	1,417
2013	$25.09462	$25.04695	1,388
2014	$25.04695	$25.04953	3,363
2015	$25.04953	$23.54206	4,177
2016	$23.54206	$23.80125	3,911
2017	$23.80125	$23.82709	4,036
2018	$23.82709	$23.85239	3,912
2019	$23.85239	$23.89771	3,994

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.83121	$12.68200	44,855
2011	$12.68200	$12.28431	40,237
2012	$12.28431	$13.72958	35,163
2013	$13.72958	$17.45204	25,789
2014	$17.45204	$19.73251	18,092
2015	$19.73251	$20.01259	14,849
2016	$20.01259	$19.17786	13,282
2017	$19.17786	$23.82843	12,823
2018	$23.82843	$22.00657	11,964
2019	$22.00657	$29.36100	5,749
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$10.52006	$11.64169	11,032
2011	$11.64169	$11.47761	8,941
2012	$11.47761	$12.63610	8,667
2013	$12.63610	$14.00262	5,148
2014	$14.00262	$14.85437	4,704
2015	$14.85437	$14.67120	4,634
2016	$14.67120	$15.12430	4,267
2017	$15.12430	$16.18389	4,261
2018	$16.18389	$15.01381	3,813
2019	$15.01381	$17.28416	3,990
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.87758	$13.58476	12,134
2011	$13.58476	$13.45364	11,757
2012	$13.45364	$15.34802	11,672
2013	$15.34802	$20.44334	9,910
2014	$20.44334	$21.18655	9,766
2015	$21.18655	$22.12809	8,022
2016	$22.12809	$22.18494	7,777
2017	$22.18494	$27.98958	7,525
2018	$27.98958	$25.75366	6,321
2019	$25.75366	$35.16027	552
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$17.92963	$20.37410	7,600
2011	$20.37410	$18.30375	7,048
2012	$18.30375	$21.74139	6,832
2013	$21.74139	$27.11563	4,660
2014	$27.11563	$27.17777	4,529
2015	$27.17777	$27.67147	3,760
2016	$27.67147	$27.13481	3,660
2017	$27.13481	$36.33099	3,432
2018	$36.33099	$30.89943	3,220
2019	$30.89943	$39.89285	2,329
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$14.39628	$16.22731	107,136
2011	$16.22731	$16.04103	75,300
2012	$16.04103	$17.82470	72,670
2013	$17.82470	$17.44140	54,120
2014	$17.44140	$17.55598	46,592
2015	$17.55598	$16.81208	32,313
2016	$16.81208	$17.54644	31,047
2017	$17.54644	$18.27393	31,072
2018	$18.27393	$17.13099	24,013
2019	$17.13099	$18.60938	22,761

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$12.28464	$13.97426	45,608
2011	$13.97426	$13.68147	37,046
2012	$13.68147	$15.66767	33,014
2013	$15.66767	$20.22494	25,372
2014	$20.22494	$21.92879	21,172
2015	$21.92879	$22.20537	16,398
2016	$22.20537	$24.27308	15,210
2017	$24.27308	$27.80646	12,923
2018	$27.80646	$25.09559	12,266
2019	$25.09559	$32.46964	6,540
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$16.50757	$19.95029	10,854
2011	$19.95029	$19.12696	9,327
2012	$19.12696	$22.10296	8,392
2013	$22.10296	$30.52589	5,671
2014	$30.52589	$33.47349	4,149
2015	$33.47349	$30.87096	3,059
2016	$30.87096	$35.67812	2,283
2017	$35.67812	$39.91666	2,143
2018	$39.91666	$35.06811	1,557
2019	$35.06811	$43.44229	1,408
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.85583	$7.49270	78,060
2011	$7.49270	$7.94241	54,983
2012	$7.94241	$8.59345	33,793
2013	$8.59345	$8.40755	24,385
2014	$8.40755	$8.82889	22,474
2015	$8.82889	$8.73189	24,158
2016	$8.73189	$8.83774	22,457
2017	$8.83774	$9.06021	22,340
2018	$9.06021	$8.78083	15,568
2019	$8.78083	$9.42179	12,691
Invesco V.I. American Franchise Fund - Series II
2010	$12.21356	$14.34203	4,097
2011	$14.34203	$13.18568	4,311
2012	$13.18568	$14.68397	4,140
2013	$14.68397	$20.16027	3,502
2014	$20.16027	$21.41675	2,226
2015	$21.41675	$22.03251	2,109
2016	$22.03251	$22.07566	1,603
2017	$22.07566	$27.54236	1,484
2018	$27.54236	$25.99513	2,018
2019	$25.99513	$34.83063	1,804
Invesco V.I. American Value Fund - Series I
2010	$12.32539	$14.79723	1,973
2011	$14.79723	$14.66687	1,131
2012	$14.66687	$16.89652	1,985
2013	$16.89652	$22.28052	1,063
2014	$22.28052	$24.01533	1,468
2015	$24.01533	$21.43266	855
2016	$21.43266	$24.31154	958
2017	$24.31154	$26.25717	750
2018	$26.25717	$22.52384	701
2019	$22.52384	$27.65749	695

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$12.24956	$14.69900	6,254
2011	$14.69900	$14.55573	7,290
2012	$14.55573	$16.73549	5,356
2013	$16.73549	$22.01322	4,323
2014	$22.01322	$23.66825	3,259
2015	$23.66825	$21.06899	3,953
2016	$21.06899	$23.84200	3,746
2017	$23.84200	$25.68421	3,685
2018	$25.68421	$21.97724	963
2019	$21.97724	$26.91813	726
Invesco V.I. Comstock Fund - Series II
2010	$10.06742	$11.43925	27,134
2011	$11.43925	$10.99805	17,105
2012	$10.99805	$12.84477	14,020
2013	$12.84477	$17.11254	9,416
2014	$17.11254	$18.33567	13,371
2015	$18.33567	$16.89192	11,880
2016	$16.89192	$19.40863	9,880
2017	$19.40863	$22.41306	10,725
2018	$22.41306	$19.28820	11,319
2019	$19.28820	$23.66827	10,677
Invesco V.I. Equity and Income Fund - Series II
2010	$11.84065	$13.02792	21,104
2011	$13.02792	$12.62889	15,249
2012	$12.62889	$13.93871	13,154
2013	$13.93871	$17.09598	9,645
2014	$17.09598	$18.26198	5,638
2015	$18.26198	$17.47140	5,458
2016	$17.47140	$19.70524	5,306
2017	$19.70524	$21.44031	5,373
2018	$21.44031	$19.00679	6,481
2019	$19.00679	$22.40239	6,302
Invesco V.I. Growth and Income Fund - Series II
2010	$15.00946	$16.53815	26,125
2011	$16.53815	$15.87535	24,807
2012	$15.87535	$17.82744	23,154
2013	$17.82744	$23.42071	17,960
2014	$23.42071	$25.29365	14,613
2015	$25.29365	$24.01788	13,205
2016	$24.01788	$28.17248	9,325
2017	$28.17248	$31.55433	9,291
2018	$31.55433	$26.77551	8,993
2019	$26.77551	$32.83179	3,534
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$11.57438	$14.46770	0
2011	$14.46770	$12.87915	0
2012	$12.87915	$14.11865	0
2013	$14.11865	$18.94150	0
2014	$18.94150	$20.03328	2,213
2015	$20.03328	$19.87964	1,954
2016	$19.87964	$19.63651	2,002
2017	$19.63651	$23.55692	1,843
2018	$23.55692	$21.77460	1,707
2019	$21.77460	$28.65755	1,550

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$12.32687	$13.59709	28,215
2011	$13.59709	$13.93959	31,300
2012	$13.93959	$15.40526	26,709
2013	$15.40526	$16.36600	25,783
2014	$16.36600	$16.77171	33,421
2015	$16.77171	$16.21931	27,995
2016	$16.21931	$17.86274	26,133
2017	$17.86274	$19.16045	25,992
2018	$19.16045	$18.05993	24,246
2019	$18.05993	$20.10594	34,550
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.71614	$13.69591	8,367
2011	$13.69591	$12.84735	7,241
2012	$12.84735	$13.95191	3,826
2013	$13.95191	$18.60205	3,104
2014	$18.60205	$19.57374	3,155
2015	$19.57374	$18.56137	1,587
2016	$18.56137	$21.10032	1,542
2017	$21.10032	$23.33036	1,504
2018	$23.33036	$21.04236	1,192
2019	$21.04236	$25.11276	967
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$9.42006	$10.86249	32,228
2011	$10.86249	$10.01971	28,704
2012	$10.01971	$11.02937	17,286
2013	$11.02937	$14.72054	12,736
2014	$14.72054	$15.56339	7,370
2015	$15.56339	$14.84716	6,589
2016	$14.84716	$17.07769	5,822
2017	$17.07769	$19.01781	5,117
2018	$19.01781	$17.15494	3,134
2019	$17.15494	$20.63814	2,612
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$12.52303	$15.11853	10,688
2011	$15.11853	$13.35644	7,617
2012	$13.35644	$14.96650	7,475
2013	$14.96650	$20.14877	5,306
2014	$20.14877	$20.98911	4,993
2015	$20.98911	$21.17465	2,243
2016	$21.17465	$21.05316	2,200
2017	$21.05316	$25.41536	2,196
2018	$25.41536	$24.23748	2,086
2019	$24.23748	$32.46142	1,056
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.53121	$11.74128	17,564
2011	$11.74128	$11.06885	16,093
2012	$11.06885	$12.45136	13,787
2013	$12.45136	$15.93622	9,985
2014	$15.93622	$17.45519	9,265
2015	$17.45519	$16.49349	7,825
2016	$16.49349	$18.85484	6,373
2017	$18.85484	$19.78374	7,108
2018	$19.78374	$16.50650	5,573
2019	$16.50650	$19.88212	4,919

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.54394	$12.39802	19,532
2011	$12.39802	$11.30283	13,370
2012	$11.30283	$12.04231	10,053
2013	$12.04231	$16.26006	9,099
2014	$16.26006	$16.26295	8,883
2015	$16.26295	$15.01509	8,324
2016	$15.01509	$13.44305	8,577
2017	$13.44305	$18.29984	7,725
2018	$18.29984	$19.86268	3,244
2019	$19.86268	$27.30427	6,362
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$20.04037	$21.59908	4,048
2011	$21.59908	$22.67387	7,999
2012	$22.67387	$26.24759	6,884
2013	$26.24759	$23.52049	9,742
2014	$23.52049	$23.76712	4,453
2015	$23.76712	$23.06731	4,367
2016	$23.06731	$25.05268	4,136
2017	$25.05268	$26.96465	3,974
2018	$26.96465	$24.61469	883
2019	$24.61469	$27.60036	895
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.91515	$15.58589	42,266
2011	$15.58589	$16.69278	36,346
2012	$16.69278	$18.94913	17,100
2013	$18.94913	$22.26903	12,833
2014	$22.26903	$22.85689	13,284
2015	$22.85689	$23.83998	13,469
2016	$23.83998	$24.68346	13,225
2017	$24.68346	$30.48643	12,593
2018	$30.48643	$29.40898	10,606
2019	$29.40898	$37.41245	12,586
Morgan Stanley VIF Growth Portfolio, Class I
2010	$12.13130	$14.63818	1,574
2011	$14.63818	$13.97435	3,159
2012	$13.97435	$15.69667	2,904
2013	$15.69667	$22.82677	2,404
2014	$22.82677	$23.84414	2,341
2015	$23.84414	$26.28351	2,055
2016	$26.28351	$25.39199	1,972
2017	$25.39199	$35.70040	1,616
2018	$35.70040	$37.70193	1,413
2019	$37.70193	$48.80555	1,306
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.95295	$14.39354	4,856
2011	$14.39354	$13.70659	4,385
2012	$13.70659	$15.35233	3,986
2013	$15.35233	$22.27331	3,051
2014	$22.27331	$23.20656	2,670
2015	$23.20656	$25.51887	2,360
2016	$25.51887	$24.58157	2,405
2017	$24.58157	$34.48218	2,009
2018	$34.48218	$36.33356	1,733
2019	$36.33356	$46.91353	1,609

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$18.75023	$23.85244	6,595
2011	$23.85244	$24.75278	5,862
2012	$24.75278	$28.10614	5,064
2013	$28.10614	$28.08663	4,290
2014	$28.08663	$35.70131	3,153
2015	$35.70131	$35.73631	2,490
2016	$35.73631	$37.39671	2,271
2017	$37.39671	$37.78391	1,817
2018	$37.78391	$34.14778	1,441
2019	$34.14778	$39.80084	1,392
Putnam VT Equity Income Fund - Class IB
2010	$12.59634	$13.93055	35,611
2011	$13.93055	$13.94460	25,706
2012	$13.94460	$16.33810	21,573
2013	$16.33810	$21.24713	14,909
2014	$21.24713	$23.50868	12,907
2015	$23.50868	$22.38534	10,392
2016	$22.38534	$24.98549	8,638
2017	$24.98549	$29.14706	9,909
2018	$29.14706	$26.19350	8,373
2019	$26.19350	$33.54726	6,111
Putnam VT George Putnam Balanced Fund - Class IB
2010	$10.26643	$11.17429	10,517
2011	$11.17429	$11.27863	9,753
2012	$11.27863	$12.46467	9,149
2013	$12.46467	$14.45670	8,415
2014	$14.45670	$15.71397	8,129
2015	$15.71397	$15.25822	8,345
2016	$15.25822	$16.18630	7,526
2017	$16.18630	$18.29608	2,140
2018	$18.29608	$17.40282	1,981
2019	$17.40282	$21.19475	1,153
Putnam VT Global Asset Allocation Fund - Class IB
2010	$13.63744	$15.36089	55,636
2011	$15.36089	$15.02340	46,183
2012	$15.02340	$16.84870	39,108
2013	$16.84870	$19.77276	28,092
2014	$19.77276	$21.24868	25,340
2015	$21.24868	$20.90442	24,269
2016	$20.90442	$21.90956	23,092
2017	$21.90956	$24.81942	21,351
2018	$24.81942	$22.60417	9,770
2019	$22.60417	$26.00323	8,251
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$11.02644	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$13.13048	$13.21369	0
2011	$13.21369	$12.82482	0
2012	$12.82482	$15.39936	0
2013	$15.39936	$21.42511	0
2014	$21.42511	$26.85829	853
2015	$26.85829	$28.43144	698
2016	$28.43144	$24.75395	805
2017	$24.75395	$28.03219	768
2018	$28.03219	$27.36496	711
2019	$27.36496	$35.01737	649
Putnam VT Government Money Market Fund - Class IB
2010	$10.25909	$10.07923	139,474
2011	$10.07923	$9.90041	108,589
2012	$9.90041	$9.72368	107,194
2013	$9.72368	$9.55058	91,535
2014	$9.55058	$9.38056	75,214
2015	$9.38056	$9.21357	51,158
2016	$9.21357	$9.05006	42,038
2017	$9.05006	$8.91042	47,211
2018	$8.91042	$8.85357	45,781
2019	$8.85357	$8.83032	45,787
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05226	40,769
2017	$10.05226	$12.92427	36,398
2018	$12.92427	$12.99409	28,528
2019	$12.99409	$17.45098	20,351
Putnam VT High Yield Fund - Class IB
2010	$17.21553	$19.28163	11,273
2011	$19.28163	$19.26961	9,895
2012	$19.26961	$21.95344	8,504
2013	$21.95344	$23.25410	6,415
2014	$23.25410	$23.19378	6,019
2015	$23.19378	$21.55941	5,213
2016	$21.55941	$24.46690	4,233
2017	$24.46690	$25.70801	3,652
2018	$25.70801	$24.21943	3,377
2019	$24.21943	$27.21098	3,188
Putnam VT Income Fund - Class IB
2010	$12.29079	$13.26225	69,943
2011	$13.26225	$13.67684	55,962
2012	$13.67684	$14.87445	53,044
2013	$14.87445	$14.88160	47,678
2014	$14.88160	$15.55883	43,964
2015	$15.55883	$15.05743	37,278
2016	$15.05743	$15.08430	35,024
2017	$15.08430	$15.64429	35,127
2018	$15.64429	$15.39408	20,320
2019	$15.39408	$16.91717	26,659

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$15.13528	$16.35489	25,046
2011	$16.35489	$13.34242	18,531
2012	$13.34242	$15.97478	17,846
2013	$15.97478	$20.09299	13,478
2014	$20.09299	$18.39581	13,441
2015	$18.39581	$18.09182	7,499
2016	$18.09182	$17.33292	7,994
2017	$17.33292	$21.54907	6,658
2018	$21.54907	$17.11689	5,788
2019	$17.11689	$21.03954	4,624
Putnam VT Multi-Cap Core Fund - Class IB
2010	$12.20851	$13.65908	5,763
2011	$13.65908	$13.42083	2,924
2012	$13.42083	$15.39825	2,315
2013	$15.39825	$20.43454	1,920
2014	$20.43454	$22.86098	1,662
2015	$22.86098	$21.96291	1,541
2016	$21.96291	$24.17055	980
2017	$24.17055	$29.16610	874
2018	$29.16610	$26.45545	779
2019	$26.45545	$34.20168	31
Putnam VT Research Fund - Class IB
2010	$12.15997	$13.89823	719
2011	$13.89823	$13.41145	686
2012	$13.41145	$15.53087	659
2013	$15.53087	$20.34173	634
2014	$20.34173	$22.94639	607
2015	$22.94639	$22.18742	578
2016	$22.18742	$23.98801	323
2017	$23.98801	$29.06090	301
2018	$29.06090	$27.19422	276
2019	$27.19422	$35.58533	256
Putnam VT Sustainable Leaders Fund - Class IB
2010	$13.65269	$16.03085	2,373
2011	$16.03085	$14.94416	2,372
2012	$14.94416	$17.13576	2,864
2013	$17.13576	$22.96172	598
2014	$22.96172	$25.59275	598
2015	$25.59275	$25.06179	104
2016	$25.06179	$26.53166	104
2017	$26.53166	$33.67403	103
2018	$33.67403	$32.56403	103
2019	$32.56403	$43.61007	1,336
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No Withdrawal Charge Option -
PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after
May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)
Mortality & Expense = 2.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Contrafund (SM) Portfolio - Service Class 2
2010	$8.55146	$9.73021	0
2011	$9.73021	$9.20534	0
2012	$9.20534	$10.40295	0
2013	$10.40295	$13.25672	0
2014	$13.25672	$14.40360	0
2015	$14.40360	$14.07434	0
2016	$14.07434	$14.75557	0
2017	$14.75557	$17.46241	0
2018	$17.46241	$15.86490	0
2019	$15.86490	$20.27050	0
Fidelity® VIP Freedom 2010 Portfolio (SM) - Service Class 2
2010	$9.62026	$10.53614	0
2011	$10.53614	$10.20952	0
2012	$10.20952	$11.08497	0
2013	$11.08497	$12.21032	0
2014	$12.21032	$12.38223	0
2015	$12.38223	$11.98522	0
2016	$11.98522	$12.27376	0
2017	$12.27376	$13.47509	0
2018	$13.47509	$12.55434	0
2019	$12.55434	$14.14355	0
Fidelity® VIP Freedom 2020 Portfolio (SM) - Service Class 2
2010	$9.11254	$10.13824	0
2011	$10.13824	$9.74360	0
2012	$9.74360	$10.72013	0
2013	$10.72013	$12.06288	0
2014	$12.06288	$12.27781	0
2015	$12.27781	$11.89267	0
2016	$11.89267	$12.24524	0
2017	$12.24524	$13.85663	0
2018	$13.85663	$12.66484	0
2019	$12.66484	$14.77705	0
Fidelity® VIP Freedom 2030 Portfolio (SM) - Service Class 2
2010	$8.64953	$9.75456	0
2011	$9.75456	$9.22411	0
2012	$9.22411	$10.33807	0
2013	$10.33807	$12.21384	0
2014	$12.21384	$12.44904	0
2015	$12.44904	$12.04996	0
2016	$12.04996	$12.47417	0
2017	$12.47417	$14.65403	0
2018	$14.65403	$13.11176	0
2019	$13.11176	$15.83874	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Freedom Income Portfolio (SM) - Service Class 2
2010	$10.26335	$10.71190	0
2011	$10.71190	$10.56927	0
2012	$10.56927	$10.92783	0
2013	$10.92783	$11.18780	0
2014	$11.18780	$11.27206	0
2015	$11.27206	$10.90633	0
2016	$10.90633	$11.05656	0
2017	$11.05656	$11.66106	0
2018	$11.66106	$11.08980	0
2019	$11.08980	$12.04942	0
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2015	$10.00000	$16.69950	0
2016	$16.69950	$16.26180	0
2017	$16.26180	$21.23778	0
2018	$21.23778	$23.19093	0
2019	$23.19093	$31.71210	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2010	$8.26188	$9.22403	0
2011	$9.22403	$9.13658	0
2012	$9.13658	$10.27998	0
2013	$10.27998	$13.19566	0
2014	$13.19566	$14.54708	0
2015	$14.54708	$14.30901	0
2016	$14.30901	$15.53801	0
2017	$15.53801	$18.36110	0
2018	$18.36110	$17.02260	0
2019	$17.02260	$21.70752	0
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2010	$8.79268	$11.00114	0
2011	$11.00114	$9.54381	0
2012	$9.54381	$10.63887	0
2013	$10.63887	$14.06642	0
2014	$14.06642	$14.51363	0
2015	$14.51363	$13.89314	0
2016	$13.89314	$15.13253	0
2017	$15.13253	$17.75378	0
2018	$17.75378	$14.72448	0
2019	$14.72448	$17.65213	0
FTVIP Franklin Growth and Income VIP Fund - Class 2
2010	$11.89418	$13.50501	445
2011	$13.50501	$13.45870	397
2012	$13.45870	$14.69764	377
2013	$14.69764	$18.53675	365
2014	$18.53675	$19.68609	322
2015	$19.68609	$18.98232	296
2016	$18.98232	$20.62016	0
2017	$20.62016	$23.25225	0
2018	$23.25225	$21.59142	0
2019	$21.59142	$26.40673	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2010	$11.57361	$12.68977	0
2011	$12.68977	$12.64362	0
2012	$12.64362	$13.85935	0
2013	$13.85935	$15.36685	0
2014	$15.36685	$15.64371	0
2015	$15.64371	$14.14892	0
2016	$14.14892	$15.70041	0
2017	$15.70041	$16.75976	0
2018	$16.75976	$15.60766	0
2019	$15.60766	$17.63033	0
FTVIP Franklin Large Cap Growth VIP Fund - Class 2
2010	$9.26054	$10.05598	0
2011	$10.05598	$9.63862	0
2012	$9.63862	$10.53906	0
2013	$10.53906	$13.19242	0
2014	$13.19242	$14.43724	0
2015	$14.43724	$14.83897	0
2016	$14.83897	$14.18202	0
2017	$14.18202	$17.68369	0
2018	$17.68369	$16.95610	0
2019	$16.95610	$22.20984	0
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2
2010	$9.94218	$10.83190	0
2011	$10.83190	$10.22908	0
2012	$10.22908	$11.28288	0
2013	$11.28288	$14.01163	0
2014	$14.01163	$14.41304	0
2015	$14.41304	$13.51331	0
2016	$13.51331	$14.75202	0
2017	$14.75202	$15.59299	0
2018	$15.59299	$13.47186	0
2019	$13.47186	$16.30731	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2010	$12.89522	$13.95338	1,133
2011	$13.95338	$13.43726	1,072
2012	$13.43726	$14.93738	995
2013	$14.93738	$18.64380	452
2014	$18.64380	$19.43440	407
2015	$19.43440	$17.97791	380
2016	$17.97791	$20.30516	55
2017	$20.30516	$21.41322	58
2018	$21.41322	$18.94870	56
2019	$18.94870	$22.60565	56
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2010	$16.27711	$20.31005	499
2011	$20.31005	$19.02150	465
2012	$19.02150	$21.91211	435
2013	$21.91211	$29.05015	53
2014	$29.05015	$28.42992	56
2015	$28.42992	$25.62134	47
2016	$25.62134	$32.46138	34
2017	$32.46138	$34.96080	35
2018	$34.96080	$29.64056	36
2019	$29.64056	$36.45014	35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund - Class 2
2010	$15.23636	$18.92268	0
2011	$18.92268	$17.52500	0
2012	$17.52500	$18.90279	0
2013	$18.90279	$25.41316	0
2014	$25.41316	$26.57729	0
2015	$26.57729	$25.17497	0
2016	$25.17497	$25.52121	0
2017	$25.52121	$30.15618	0
2018	$30.15618	$27.76970	0
2019	$27.76970	$35.52445	0
FTVIP Franklin U.S. Government Securities VIP Fund - Class 2
2010	$11.18367	$11.45788	1,034
2011	$11.45788	$11.78394	976
2012	$11.78394	$11.68252	926
2013	$11.68252	$11.11377	880
2014	$11.11377	$11.18081	828
2015	$11.18081	$10.93169	773
2016	$10.93169	$10.70903	724
2017	$10.70903	$10.56286	678
2018	$10.56286	$10.31385	625
2019	$10.31385	$10.56343	583
FTVIP Templeton Developing Markets VIP Fund - Class 2
2010	$30.35324	$34.73231	0
2011	$34.73231	$28.43990	0
2012	$28.43990	$31.31542	0
2013	$31.31542	$30.19199	0
2014	$30.19199	$26.91414	0
2015	$26.91414	$21.05540	0
2016	$21.05540	$24.06480	0
2017	$24.06480	$32.88846	0
2018	$32.88846	$26.94937	0
2019	$26.94937	$33.23219	0
FTVIP Templeton Foreign VIP Fund - Class 2
2010	$17.10128	$18.04066	580
2011	$18.04066	$15.68895	547
2012	$15.68895	$18.04946	519
2013	$18.04946	$21.59883	493
2014	$21.59883	$18.67789	464
2015	$18.67789	$16.99515	434
2016	$16.99515	$17.72595	406
2017	$17.72595	$20.13319	380
2018	$20.13319	$16.56677	350
2019	$16.56677	$18.14453	327
FTVIP Templeton Global Bond VIP Fund - Class 2
2010	$19.01088	$21.17272	0
2011	$21.17272	$20.42513	0
2012	$20.42513	$22.86875	0
2013	$22.86875	$22.61615	0
2014	$22.61615	$22.41116	0
2015	$22.41116	$20.86935	0
2016	$20.86935	$20.90633	0
2017	$20.90633	$20.74034	0
2018	$20.74034	$20.57443	0
2019	$20.57443	$20.42799	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Capital Appreciation Fund - Series II
2010	$11.12664	$11.81755	1,329
2011	$11.81755	$11.34230	1,218
2012	$11.34230	$12.56033	1,172
2013	$12.56033	$15.81955	531
2014	$15.81955	$17.72284	446
2015	$17.72284	$17.80968	383
2016	$17.80968	$16.91087	66
2017	$16.91087	$20.82242	59
2018	$20.82242	$19.05626	56
2019	$19.05626	$25.19599	50
Invesco Oppenheimer V.I. Conservative Balanced Fund - Series II
2010	$9.85502	$10.80589	0
2011	$10.80589	$10.55620	0
2012	$10.55620	$11.51497	0
2013	$11.51497	$12.64334	0
2014	$12.64334	$13.28953	0
2015	$13.28953	$13.00537	0
2016	$13.00537	$13.28451	0
2017	$13.28451	$14.08709	0
2018	$14.08709	$12.95030	0
2019	$12.95030	$14.77446	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
2010	$10.18985	$12.60943	0
2011	$12.60943	$12.37352	0
2012	$12.37352	$13.98617	0
2013	$13.98617	$18.45878	0
2014	$18.45878	$18.95450	0
2015	$18.95450	$19.61543	0
2016	$19.61543	$19.48611	0
2017	$19.48611	$24.36314	0
2018	$24.36314	$22.21388	0
2019	$22.21388	$30.05470	0
Invesco Oppenheimer V.I. Global Fund - Series II
2010	$16.79637	$18.91165	0
2011	$18.91165	$16.83439	0
2012	$16.83439	$19.81247	0
2013	$19.81247	$24.48363	0
2014	$24.48363	$24.31483	0
2015	$24.31483	$24.52963	0
2016	$24.52963	$23.83405	0
2017	$23.83405	$31.62417	0
2018	$31.62417	$26.65260	0
2019	$26.65260	$34.10035	0
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series II
2010	$13.48648	$15.06259	31
2011	$15.06259	$14.75358	28
2012	$14.75358	$16.24351	25
2013	$16.24351	$15.74855	29
2014	$15.74855	$15.70674	0
2015	$15.70674	$14.90332	0
2016	$14.90332	$15.41219	0
2017	$15.41219	$15.90650	0
2018	$15.90650	$14.77664	0
2019	$14.77664	$15.90743	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco Oppenheimer V.I. Main Street Fund® - Series II
2010	$11.50809	$12.97108	2,287
2011	$12.97108	$12.58318	2,563
2012	$12.58318	$14.27764	2,392
2013	$14.27764	$18.26183	1,754
2014	$18.26183	$19.61888	1,620
2015	$19.61888	$19.68427	1,484
2016	$19.68427	$21.32065	1,117
2017	$21.32065	$24.20418	1,047
2018	$24.20418	$21.64668	967
2019	$21.64668	$27.75534	903
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II
2010	$15.46407	$18.51810	0
2011	$18.51810	$17.59147	0
2012	$17.59147	$20.14189	0
2013	$20.14189	$27.56288	0
2014	$27.56288	$29.94742	0
2015	$29.94742	$27.36586	0
2016	$27.36586	$31.33834	0
2017	$31.33834	$34.74531	0
2018	$34.74531	$30.24839	0
2019	$30.24839	$37.13448	0
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
2010	$6.53241	$7.07383	0
2011	$7.07383	$7.42989	0
2012	$7.42989	$7.96509	0
2013	$7.96509	$7.72136	0
2014	$7.72136	$8.03403	0
2015	$8.03403	$7.87294	0
2016	$7.87294	$7.89556	0
2017	$7.89556	$8.02134	0
2018	$8.02134	$7.70364	0
2019	$7.70364	$8.19160	0
Invesco V.I. American Franchise Fund - Series II
2010	$11.44144	$13.31237	0
2011	$13.31237	$12.12709	0
2012	$12.12709	$13.38104	0
2013	$13.38104	$18.20321	0
2014	$18.20321	$19.16051	0
2015	$19.16051	$19.53074	0
2016	$19.53074	$19.39017	0
2017	$19.39017	$23.97393	0
2018	$23.97393	$22.42225	0
2019	$22.42225	$29.77307	0
Invesco V.I. American Value Fund - Series I
2010	$11.69846	$13.91602	1,147
2011	$13.91602	$13.66726	1,048
2012	$13.66726	$15.60034	944
2013	$15.60034	$20.38298	411
2014	$20.38298	$21.76873	367
2015	$21.76873	$19.24952	354
2016	$19.24952	$21.63560	52
2017	$21.63560	$23.15650	54
2018	$23.15650	$19.68413	53
2019	$19.68413	$23.95309	53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series II
2010	$11.62646	$13.82362	0
2011	$13.82362	$13.56368	0
2012	$13.56368	$15.45164	0
2013	$15.45164	$20.13842	0
2014	$20.13842	$21.45407	0
2015	$21.45407	$18.92286	0
2016	$18.92286	$21.21770	0
2017	$21.21770	$22.65115	0
2018	$22.65115	$19.20639	0
2019	$19.20639	$23.31270	0
Invesco V.I. Comstock Fund - Series II
2010	$9.55528	$10.75792	0
2011	$10.75792	$10.24838	0
2012	$10.24838	$11.85930	0
2013	$11.85930	$15.65498	0
2014	$15.65498	$16.62022	0
2015	$16.62022	$15.17115	0
2016	$15.17115	$17.27221	0
2017	$17.27221	$19.76621	0
2018	$19.76621	$16.85632	0
2019	$16.85632	$20.49808	0
Invesco V.I. Equity and Income Fund - Series II
2010	$11.23845	$12.25211	0
2011	$12.25211	$11.76822	0
2012	$11.76822	$12.86948	0
2013	$12.86948	$15.63999	0
2014	$15.63999	$16.55361	0
2015	$16.55361	$15.69182	0
2016	$15.69182	$17.53645	0
2017	$17.53645	$18.90859	0
2018	$18.90859	$16.61066	0
2019	$16.61066	$19.40205	0
Invesco V.I. Growth and Income Fund - Series II
2010	$14.06073	$15.35095	1,037
2011	$15.35095	$14.60095	981
2012	$14.60095	$16.24574	902
2013	$16.24574	$21.14731	396
2014	$21.14731	$22.62917	350
2015	$22.62917	$21.29082	321
2016	$21.29082	$24.74553	45
2017	$24.74553	$27.46625	45
2018	$27.46625	$23.09548	45
2019	$23.09548	$28.06463	45
Invesco V.I. Mid Cap Growth Fund - Series II
2010	$10.98553	$13.60599	0
2011	$13.60599	$12.00120	0
2012	$12.00120	$13.03533	0
2013	$13.03533	$17.32800	0
2014	$17.32800	$18.15877	0
2015	$18.15877	$17.85434	0
2016	$17.85434	$17.47477	0
2017	$17.47477	$20.77473	0
2018	$20.77473	$19.02898	0
2019	$19.02898	$24.81868	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
2010	$11.74548	$12.83715	0
2011	$12.83715	$13.04023	0
2012	$13.04023	$14.27896	0
2013	$14.27896	$15.03047	0
2014	$15.03047	$15.26194	0
2015	$15.26194	$14.62399	0
2016	$14.62399	$15.95863	0
2017	$15.95863	$16.96372	0
2018	$16.96372	$15.84464	0
2019	$15.84464	$17.48096	0
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
2010	$11.16333	$12.93024	0
2011	$12.93024	$12.01815	0
2012	$12.01815	$12.93154	0
2013	$12.93154	$17.08372	0
2014	$17.08372	$17.81138	0
2015	$17.81138	$16.73534	0
2016	$16.73534	$18.85071	0
2017	$18.85071	$20.65515	0
2018	$20.65515	$18.46080	0
2019	$18.46080	$21.83359	0
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio
2010	$8.97546	$10.25507	0
2011	$10.25507	$9.37289	0
2012	$9.37289	$10.22259	0
2013	$10.22259	$13.51884	0
2014	$13.51884	$14.16191	0
2015	$14.16191	$13.38635	0
2016	$13.38635	$15.25676	0
2017	$15.25676	$16.83692	0
2018	$16.83692	$15.05012	0
2019	$15.05012	$17.94304	0
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio
2010	$11.93221	$14.27343	0
2011	$14.27343	$12.49443	0
2012	$12.49443	$13.87198	0
2013	$13.87198	$18.50425	0
2014	$18.50425	$19.09932	0
2015	$19.09932	$19.09157	0
2016	$19.09157	$18.80855	0
2017	$18.80855	$22.50110	0
2018	$22.50110	$21.26398	0
2019	$21.26398	$28.22272	0
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
2010	$9.08145	$11.08484	0
2011	$11.08484	$10.35439	0
2012	$10.35439	$11.54067	0
2013	$11.54067	$14.63540	0
2014	$14.63540	$15.88349	0
2015	$15.88349	$14.87078	0
2016	$14.87078	$16.84451	0
2017	$16.84451	$17.51509	0
2018	$17.51509	$14.48127	0
2019	$14.48127	$17.28577	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Discovery Portfolio, Class II
2010	$9.22605	$11.87541	0
2011	$11.87541	$10.72733	0
2012	$10.72733	$11.32415	0
2013	$11.32415	$15.15038	0
2014	$15.15038	$15.01418	0
2015	$15.01418	$13.73503	0
2016	$13.73503	$12.18459	0
2017	$12.18459	$16.43734	0
2018	$16.43734	$17.67955	0
2019	$17.67955	$24.08458	0
Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
2010	$18.77400	$20.04890	0
2011	$20.04890	$20.85422	0
2012	$20.85422	$23.91945	0
2013	$23.91945	$21.23771	0
2014	$21.23771	$21.26373	0
2015	$21.26373	$20.44844	0
2016	$20.44844	$22.00552	0
2017	$22.00552	$23.47147	0
2018	$23.47147	$21.23195	0
2019	$21.23195	$23.59311	0
Morgan Stanley VIF Global Franchise Portfolio, Class II
2010	$13.16738	$14.61331	0
2011	$14.61331	$15.50802	0
2012	$15.50802	$17.44256	0
2013	$17.44256	$20.31083	0
2014	$20.31083	$20.65600	0
2015	$20.65600	$21.34703	0
2016	$21.34703	$21.90040	0
2017	$21.90040	$26.80538	0
2018	$26.80538	$25.62383	0
2019	$25.62383	$32.30386	0
Morgan Stanley VIF Growth Portfolio, Class I
2010	$11.51416	$13.76638	1,097
2011	$13.76638	$13.02192	1,003
2012	$13.02192	$14.49249	1,003
2013	$14.49249	$20.88270	382
2014	$20.88270	$21.61356	365
2015	$21.61356	$23.60643	290
2016	$23.60643	$22.59733	49
2017	$22.59733	$31.48514	39
2018	$31.48514	$32.94926	33
2019	$32.94926	$42.26938	30
Morgan Stanley VIF Growth Portfolio, Class II
2010	$11.34485	$13.53627	0
2011	$13.53627	$12.77235	0
2012	$12.77235	$14.17451	0
2013	$14.17451	$20.37629	0
2014	$20.37629	$21.03552	0
2015	$21.03552	$22.91958	0
2016	$22.91958	$21.87599	0
2017	$21.87599	$30.41060	0
2018	$30.41060	$31.75322	0
2019	$31.75322	$40.63055	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2010	$17.56450	$22.13972	487
2011	$22.13972	$22.76539	0
2012	$22.76539	$25.61216	0
2013	$25.61216	$25.35978	0
2014	$25.35978	$31.94013	0
2015	$31.94013	$31.67850	0
2016	$31.67850	$32.84773	0
2017	$32.84773	$32.88872	0
2018	$32.88872	$29.45447	0
2019	$29.45447	$34.02162	0
Putnam VT Equity Income Fund - Class IB
2010	$11.80004	$12.93044	0
2011	$12.93044	$12.82510	0
2012	$12.82510	$14.88846	0
2013	$14.88846	$19.18464	0
2014	$19.18464	$21.03217	0
2015	$21.03217	$19.84359	0
2016	$19.84359	$21.94616	0
2017	$21.94616	$25.37082	895
2018	$25.37082	$22.59347	827
2019	$22.59347	$28.67623	772
Putnam VT George Putnam Balanced Fund - Class IB
2010	$9.61747	$10.37207	978
2011	$10.37207	$10.37322	891
2012	$10.37322	$11.35875	839
2013	$11.35875	$13.05338	154
2014	$13.05338	$14.05861	111
2015	$14.05861	$13.52576	88
2016	$13.52576	$14.21735	79
2017	$14.21735	$15.92568	78
2018	$15.92568	$15.01102	71
2019	$15.01102	$18.11732	69
Putnam VT Global Asset Allocation Fund - Class IB
2010	$12.77553	$14.25832	0
2011	$14.25832	$13.81755	0
2012	$13.81755	$15.35404	0
2013	$15.35404	$17.85367	0
2014	$17.85367	$19.01056	0
2015	$19.01056	$18.53115	0
2016	$18.53115	$19.24474	0
2017	$19.24474	$21.60424	0
2018	$21.60424	$19.49780	0
2019	$19.49780	$22.22791	0
Putnam VT Global Equity Fund - Class IB
2019	$10.00000	$10.97142	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Global Health Care Fund - Class IB
2010	$12.30045	$12.26502	0
2011	$12.26502	$11.79520	0
2012	$11.79520	$14.03302	0
2013	$14.03302	$19.34542	0
2014	$19.34542	$24.02916	0
2015	$24.02916	$25.20351	0
2016	$25.20351	$21.74290	0
2017	$21.74290	$24.40049	0
2018	$24.40049	$23.60400	0
2019	$23.60400	$29.93295	0
Putnam VT Government Money Market Fund - Class IB
2010	$9.61071	$9.35569	0
2011	$9.35569	$9.10572	0
2012	$9.10572	$8.86101	0
2013	$8.86101	$8.62352	0
2014	$8.62352	$8.39238	0
2015	$8.39238	$8.16745	0
2016	$8.16745	$7.94918	0
2017	$7.94918	$7.75595	0
2018	$7.75595	$7.63672	0
2019	$7.63672	$7.54811	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04165	138
2017	$10.04165	$12.79435	120
2018	$12.79435	$12.74700	105
2019	$12.74700	$16.96512	94
Putnam VT High Yield Fund - Class IB
2010	$16.12778	$17.89793	0
2011	$17.89793	$17.72327	0
2012	$17.72327	$20.00632	0
2013	$20.00632	$20.99748	0
2014	$20.99748	$20.75110	0
2015	$20.75110	$19.11204	0
2016	$19.11204	$21.49137	0
2017	$21.49137	$22.37801	0
2018	$22.37801	$20.89144	0
2019	$20.89144	$23.26077	0
Putnam VT Income Fund - Class IB
2010	$11.51405	$12.31033	0
2011	$12.31033	$12.57919	0
2012	$12.57919	$13.55504	0
2013	$13.55504	$13.43729	0
2014	$13.43729	$13.92009	0
2015	$13.92009	$13.34804	0
2016	$13.34804	$13.24970	0
2017	$13.24970	$13.61771	0
2018	$13.61771	$13.27866	0
2019	$13.27866	$14.46116	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT International Equity Fund - Class IB
2010	$14.17854	$15.18084	0
2011	$15.18084	$12.27117	0
2012	$12.27117	$14.55727	0
2013	$14.55727	$18.14242	0
2014	$18.14242	$16.45769	0
2015	$16.45769	$16.03737	0
2016	$16.03737	$15.22420	0
2017	$15.22420	$18.75690	0
2018	$18.75690	$14.76399	0
2019	$14.76399	$17.98414	0
Putnam VT Multi-Cap Core Fund - Class IB
2010	$11.43671	$12.67843	0
2011	$12.67843	$12.34336	0
2012	$12.34336	$14.03199	0
2013	$14.03199	$18.45092	0
2014	$18.45092	$20.45271	0
2015	$20.45271	$19.46915	0
2016	$19.46915	$21.23038	0
2017	$21.23038	$25.38749	0
2018	$25.38749	$22.81949	0
2019	$22.81949	$29.23572	0
Putnam VT Research Fund - Class IB
2010	$11.39122	$12.90040	0
2011	$12.90040	$12.33471	0
2012	$12.33471	$14.15283	0
2013	$14.15283	$18.36708	0
2014	$18.36708	$20.52909	0
2015	$20.52909	$19.66813	0
2016	$19.66813	$21.06998	0
2017	$21.06998	$25.29583	0
2018	$25.29583	$23.45665	0
2019	$23.45665	$30.41834	0
Putnam VT Sustainable Leaders Fund - Class IB
2010	$12.78966	$14.88003	1,902
2011	$14.88003	$13.74445	1,780
2012	$13.74445	$15.61539	1,693
2013	$15.61539	$20.73284	502
2014	$20.73284	$22.89676	432
2015	$22.89676	$22.21620	374
2016	$22.21620	$23.30427	107
2017	$23.30427	$29.31142	94
2018	$29.31142	$28.08855	86
2019	$28.08855	$37.27804	76
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

PA195-4                                                 ASADVISOR

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS
Statement of Additional Information
Dated _______, 2020
Allstate Life Insurance Company
P.O. Box 758564
Topeka, KS 66675-8564
1-800-390-1277
This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

•	Allstate Advisor

•	Allstate Advisor Plus

•	Allstate Advisor Preferred
The Contracts are no longer offered for new sales.
This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated ______, 2020 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ended December 31, 2019 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2018 was $0. Commission income of Allstate Distributors for the fiscal year ending December 31, 2017 was $0. The offering of the Contracts is continuous.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
DISTRIBUTION
In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.
The general types of payments that we make are:

•	Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

•	Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

•
Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

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To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS

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The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The consolidated financial statements, and the related financial statement schedules, incorporated in this Prospectus by reference from the Allstate Life Insurance Company’s Annual Report on Form 10-K for the year ended December 31, 2019, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in presentation and method of accounting for the recognition and measurement of financial assets and financial liabilities on January 1, 2018,

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due to adoption of FASB Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10)). Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
Financial statements (and the Reports of Independent Registered Public Accounting Firm) are incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

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APPENDIX A
[TO BE FILED BY AMENDMENT]
The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.
The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.
The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.
The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

Information required for Item 24(a) is incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114562) dated April 19, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporate herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(4)(b) Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(4)(c) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(d) Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(e) Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(f) Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(g) Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(h) Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(i) Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No.333-72017) dated June 10, 2002.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(l) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(n) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(o) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(p) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(s) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(t) Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(u) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(4)(v) Form of Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(4)(w) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(x) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(y) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.).

(4)(z) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(5)(a) Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(5)(b) Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(5)(c) Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(5)(d) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(5)(e) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(5)(h) Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(5)(i) Form of Application for Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(j) Form of Application for Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(k) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contract (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (SEC File No. 333-114562) dated April 25, 2005.)

(5)(l) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated April 16, 1999.)

(9)(b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated August 31, 1999.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated February 1, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated June 19, 2000.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 26, 2000.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 22, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(9)(k) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114562) dated April 19, 2004.)

(9)(l) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(m) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(9)(n) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(9)(o) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114560) dated December 29, 2004.)

(9)(p) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (SEC File No. 333-114562) dated January 26, 2005.)

(9)(q) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement (SEC File No. 333-114562) dated April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. [to be filed by amendment]

(11) Not applicable

(12) Not applicable

(23) Information required for Item 23 is incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

(99) Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, John C. Pintozzi, Mario Rizzo, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Jesse E. Merten	Director
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director and Chief Financial Officer
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director
Courtney V. Welton	Senior Vice President and Chief Privacy and Ethics Officer
John C. Pintozzi	Senior Vice President and Controller
Marilyn V. Hirsch	Senior Vice President
Christina Hwang	Senior Vice President
Michael A. Padraja	Senior Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Carol E. Lundahl	Vice President and Assistant Treasurer
Rebecca D. Kennedy	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Vice President and Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia Rodrigues	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 21, 2020 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Allstate Advisor Variable Annuity Contract:

As of January 31, 2020, there were 2,066 Qualified contract owners and 1,333 Non-Qualified contract owners.

Allstate Advisor Plus Variable Annuity Contract:

As of January 31, 2020, there were 840 Qualified contract owners and 549 Non-Qualified contract owners.

Allstate Advisor Preferred Variable Annuity Contract:

As of January 31, 2020, there were 842 Qualified contract owners and 620 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, LLC (“Allstate Distributors”) serves as principal underwriter to the following affiliated investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

ITEM 29B. PRINCIPAL UNDERWRITERS
The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Willemsen, Lisette S.	Assistant Secretary
Flewellen, James M.	Chairman of the Board
Goldstein, Dana	Chief Compliance Officer
Merten, Jesse E.	Executive Vice President and Assistant Treasurer
Andrew, Grant S.	Manager
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Fortin, Mary Jane	Manager
Imbarrato, Mario	Manager
Nelson, Mary K.	Manager
Rugel, P. John	Manager
Stricker, Brian P.	Manager
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Ferren, Eric K.	Senior Vice President and Controller
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Goll, Marian	Vice President and Treasurer
Fontana, Angela K.	Vice President, General Counsel and Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors	N/A	N/A	$0	N/A

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

EXHIBITS

(1)(a)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(1)(b)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(1)(c)
Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114561) dated April 19, 2004.)

(3)(a)
Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(3)(b)
Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporate herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(4)(a)	Form of Putnam Allstate Advisor Contract (Incorporated herein by reference to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(4)(b)
Form of Putnam Allstate Advisor Apex Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(4)(c)
Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(d)
Form of Earnings Protection Death Benefit Rider (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(4)(e)
Form of Death Benefit Change Endorsement (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(f)
Form of Amendatory Endorsement for Dollar Cost Averaging Fixed Account Transfers (Putnam Allstate Advisor Contract and Putnam Allstate Advisor Apex Contracts) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(g)
Form of Amendatory Endorsement to add 5 and 7 - Year Guarantee Period to Standard Fixed Account (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 30, 2002.)

(4)(h)
Form of Putnam Allstate Advisor Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(i)
Form of Putnam Allstate Advisor Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(j)
Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No.333-72017) dated June 10, 2002.)

(4)(k)
Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(l)
Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(m)
Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(n)
Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(o)
Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(p)
Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(q)
Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(r)
Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(s)
Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(t)
Form of Amendatory Endorsement for Employees (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(4)(u)
Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(4)(v)	Form of Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(4)(w)	Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(x)	Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(4)(y)	Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.).

(4)(z)	Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(5)(a)
Form of Putnam Allstate Advisor Application for a Contract (Incorporated herein by reference to Pre- Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(5)(b)
Form of Putnam Allstate Advisor Apex Application for a Contract (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 31, 1999.)

(5)(c)
Form of Application for Putnam Allstate Advisor Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated June 10, 2002.)

(5)(d)
Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(5)(e)
Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(5)(g)
Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(5)(h)	Form of Application for SureIncome Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(5)(i)	Form of Application for Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(j)	Form of Application for Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(5)(k)
Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contract (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (SEC File No. 333-114562) dated April 25, 2005.)

(5)(l)
Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (SEC File No. 333-114562) dated April 18, 2006.)

(6)(a)
Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 20, 2001.)

(6)(b)	Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007.)

(7)
Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007.)

(8)(a)
Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(8)(b)
Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(c)
Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(d)
Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(e)
Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(f)
Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(g)
Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(h)
Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(8)(i)
Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(8)(j)
Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(8)(k)
Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(a)
Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Contract) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated April 16, 1999.)

(9)(b)
Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Putnam Allstate Advisor Apex Contract) (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated August 31, 1999.)

(9)(c)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated February 1, 2000.)

(9)(d)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (SEC File No. 333-72017) dated June 19, 2000.)

(9)(e)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 26, 2000.)

(9)(f)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated February 2, 2001.)

(9)(g)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated September 23, 2002.)

(9)(h)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated April 22, 2003.)

(9)(i)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated August 19, 2003.)

(9)(j)
Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Depositor's Form N-4 registration statement (SEC File No. 333-72017) dated December 11, 2003.)

(9)(k)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-114562) dated April 19, 2004.)

(9)(l)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114562) dated September 14, 2004.)

(9)(m)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114562) dated October 4, 2004.)

(9)(n)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114562) dated December 2, 2004.)

(9)(o)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114562) dated December 29, 2004.)

(9)(p)
Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being Registered (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (SEC File No. 333-114562) dated January 26, 2005.)

(9)(q)
Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement (SEC File No. 333-114562) dated April 24, 2009.)

(10)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(23)	Information required for Item 23 is incorporated by reference to Part II, Item 8 in Allstate Life Insurance Company’s Annual Report on Form 10-K, filed on February 28, 2020.

(99)
Powers of Attorney for John E. Dugenske, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Jesse E. Merten, Julie Parsons, John C. Pintozzi, Mario Rizzo, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 2nd day of March, 2020.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/Angela K. Fontana
Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 2nd day of March, 2020.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*Mario Imbarrato Mario Imbarrato	Director
*Brian R. Bohaty Brian R. Bohaty	Director
*John C. Pintozzi John C. Pintozzi	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director
*Mario Rizzo Mario Rizzo	Director and Chief Financial Officer (Principal Financial Officer)
*Glenn T. Shapiro Glenn T. Shapiro	Director
*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.